NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

The American Funds Group New World Fund - Class 2 (AMVNW2)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	September 6, 2016 to December 31, 2016 and the year ended December 31, 2017
Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 15, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 17, 2016 to December 31, 2016 and the year ended December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Service Shares (JAMGS)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	May 2, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 11, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 15, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group NVIT Cardinal Managed Growth and Income Class I (NCPGI)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 4, 2016 to December 31, 2016 and the year ended December 31, 2017
Northern Lights TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	March 14, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Money Market Portfolio - Initial Class (FMMP)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	October 7, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 16, 2016 to December 31, 2016 and the year ended December 31, 2017

Dimensional Fund Advisors Inc. DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

Statement of Operations	September 29, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	September 29, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class (FRESS)
Statement of Operations	July 6, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	July 6, 2017 to December 31, 2017
Fidelity Investments VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)

Statement of Operations	December 27, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	December 27, 2017 to December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Institutional Shares (JAEI)

Statement of Operations	August 1, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	August 1, 2017 to December 31, 2017
Massachusetts Financial Services Co. MFS Total Return Bond Series - Service Class (MVRBSS)

Statement of Operations	September 20, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	September 20, 2017 to December 31, 2017
PIMCO Funds Global Bond Portfolio (Unhedged)- Administrative Class (PMVGBA)

Statement of Operations	May 3, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	May 3, 2017 to December 31, 2017
PIMCO Funds Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Statement of Operations	December 5, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	December 5, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

Statement of Operations	August 1, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	August 1, 2017 to December 31, 2017
Nationwide Funds Group NVIT Investor Destinations Managed Growth Class I (IDPG)

Statement of Operations	November 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	Year ended December 31, 2016 and November 13, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
697,254 shares (cost $21,204,346)	$23,253,413
VPS International Value Portfolio - Class A (ALVIVA)
495,958 shares (cost $7,130,560)	8,084,115
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2,118 shares (cost $24,875)	27,680
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
981,499 shares (cost $19,445,649)	21,278,907
VP Inflation Protection Fund - Class I (ACVIP1)
2,087,360 shares (cost $21,377,580)	21,353,697
VP Capital Appreciation Fund - Class I (ACVCA)
47,364 shares (cost $674,758)	711,884
VP Income & Growth Fund - Class I (ACVIG)
1,938,796 shares (cost $14,660,962)	20,764,507
VP Inflation Protection Fund - Class II (ACVIP2)
891,672 shares (cost $9,561,244)	9,103,966
VP International Fund - Class I (ACVI)
103,760 shares (cost $1,004,129)	1,263,797
VP Mid Cap Value Fund - Class I (ACVMV1)
648,157 shares (cost $13,863,662)	14,745,569
VP Ultra(R) Fund - Class I (ACVU1)
16,140 shares (cost $249,824)	312,149
VP Value Fund - Class I (ACVV)
2,296,400 shares (cost $22,028,612)	25,742,639
Asset Allocation Fund - Class 2 (AMVAA2)
516,517 shares (cost $11,255,270)	12,132,980
Bond Fund - Class 2 (AMVBD2)
6,873,572 shares (cost $76,046,284)	73,478,485
Global Small Capitalization Fund - Class 2 (AMVGS2)
59,267 shares (cost $1,328,500)	1,465,082
Growth Fund - Class 2 (AMVGR2)
341,406 shares (cost $23,644,268)	26,407,769
International Fund - Class 2 (AMVI2)
544,521 shares (cost $10,027,738)	11,777,986
New World Fund - Class 2 (AMVNW2)
37,276 shares (cost $845,434)	934,501
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
1,029,303 shares (cost $7,475,529)	7,596,253
Large Cap Core V.I. Fund - Class II (MLVLC2)
47,230 shares (cost $1,468,522)	1,344,639
Global Allocation V.I. Fund - Class II (MLVGA2)
604,504 shares (cost $10,010,762)	10,403,519
VP S&P 500 Index Portfolio (CVSPIP)
6,474 shares (cost $792,279)	914,006
Value Portfolio (DAVVL)
384,000 shares (cost $3,735,329)	3,912,962
VIP Emerging Markets Series: Service Class (DWVEMS)
190,003 shares (cost $3,697,086)	4,744,379
VIP Small Cap Value Series: Service Class (DWVSVS)
528,237 shares (cost $19,871,688)	22,460,628
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
12,281 shares (cost $155,559)	157,193
VA Inflation-Protected Securities Portfolio (DFVIPS)
403,921 shares (cost $4,119,811)	4,031,133
VA International Small Portfolio (DFVIS)
95,677 shares (cost $1,178,909)	1,345,221
VA U.S. Targeted Value Portfolio (DFVUTV)
126,951 shares (cost $2,362,378)	2,499,659
MidCap Stock Portfolio - Initial Shares (DVMCS)
147,955 shares (cost $2,914,534)	3,337,869

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,339,384 shares (cost $93,002,088)	107,428,413
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,841,608 shares (cost $489,221,201)	633,289,186
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
289,818 shares (cost $9,661,649)	11,670,988
Appreciation Portfolio - Initial Shares (DCAP)
499,580 shares (cost $21,296,830)	22,336,244
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
23,866 shares (cost $1,196,577)	1,453,932
International Value Portfolio - Initial Shares (DVIV)
331,315 shares (cost $3,585,162)	4,065,235
Global Income Builder VIP - Class A (DSGIBA)
3,021 shares (cost $73,887)	80,242
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
12,072 shares (cost $190,633)	215,608
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
1,418 shares (cost $20,482)	23,640
Floating-Rate Income Fund (ETVFR)
7,826,375 shares (cost $71,856,610)	72,550,496
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
123,472 shares (cost $714,405)	648,228
Quality Bond Fund II - Primary Shares (FQB)
2,133,252 shares (cost $24,001,149)	23,572,440
VIP Real Estate Portfolio - Service Class (FRESS)
564 shares (cost $10,812)	10,931
VIP Contrafund(R) Portfolio - Service Class (FCS)
903,823 shares (cost $30,703,501)	34,137,385
VIP Energy Portfolio - Service Class 2 (FNRS2)
331,896 shares (cost $6,672,769)	6,554,937
VIP Equity-Income Portfolio - Service Class (FEIS)
2,748,377 shares (cost $58,128,017)	65,328,930
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
176,833 shares (cost $2,112,105)	2,371,327
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2,545,620 shares (cost $32,554,681)	35,613,217
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,725,539 shares (cost $23,032,923)	25,261,890
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
109,728 shares (cost $1,238,512)	1,276,142
VIP Growth Opportunities Portfolio - Service Class (FGOS)
7,471 shares (cost $243,606)	269,108
VIP Growth Portfolio - Service Class (FGS)
1,450,417 shares (cost $73,149,060)	106,982,752
VIP High Income Portfolio - Service Class (FHIS)
2,274,048 shares (cost $12,605,083)	12,325,342
VIP Index 500 Portfolio - Initial Class (FIP)
209,699 shares (cost $40,096,792)	56,866,270
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
14,527,384 shares (cost $185,717,799)	183,916,679
VIP Mid Cap Portfolio - Service Class (FMCS)
1,137,545 shares (cost $38,650,201)	43,909,239
VIP Money Market Portfolio - Initial Class (FMMP)
5,675,643 shares (cost $5,675,643)	5,675,643
VIP Overseas Portfolio - Service Class (FOS)
827,717 shares (cost $16,700,158)	18,847,109
VIP Value Strategies Portfolio - Service Class (FVSS)
261,171 shares (cost $3,581,845)	3,716,459
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
45,819 shares (cost $546,076)	570,904
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
756,285 shares (cost $9,565,101)	10,323,294
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
1,595,041 shares (cost $21,053,621)	23,303,542

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
656,777 shares (cost $12,655,263)	14,265,204
VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)
821 shares (cost $15,975)	15,991
Franklin Income Securities Fund - Class 2 (FTVIS2)
385,808 shares (cost $6,045,117)	6,238,518
Rising Dividends Securities Fund - Class 1 (FTVRDI)
622,230 shares (cost $16,125,647)	18,175,325
Small Cap Value Securities Fund - Class 1 (FTVSVI)
528,715 shares (cost $9,713,385)	10,801,645
Small Cap Value Securities Fund - Class 2 (FTVSV2)
553,717 shares (cost $9,899,452)	10,963,596
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
101,093 shares (cost $2,025,458)	2,001,634
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
385,432 shares (cost $3,341,162)	3,942,967
Templeton Foreign Securities Fund - Class 1 (TIF)
68,800 shares (cost $1,026,260)	1,087,046
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,575,958 shares (cost $23,595,461)	24,380,072
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
412,872 shares (cost $7,227,230)	6,816,517
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
98,619 shares (cost $714,313)	728,792
VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)
941,016 shares (cost $15,757,089)	16,147,830
VI Growth and Income Fund - Series I Shares (ACGI)
313,767 shares (cost $6,679,958)	7,122,510
VI American Franchise Fund - Series I Shares (ACEG)
21,051 shares (cost $1,155,842)	1,325,608
VI Value Opportunities Fund - Series I Shares (AVBVI)
6,780 shares (cost $51,802)	51,395
VI High Yield Fund - Series I Shares (AVHY1)
2,687,284 shares (cost $14,695,236)	14,806,935
VI International Growth Fund - Series I Shares (AVIE)
1,271,097 shares (cost $44,613,275)	50,704,075
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
24,242 shares (cost $318,007)	349,334
VI Small Cap Equity Fund - Series I Shares (AVSCE)
15,260 shares (cost $289,036)	305,502
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
636,921 shares (cost $3,504,840)	3,579,496
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
131,866 shares (cost $1,488,071)	1,491,401
Mid Cap Value Portfolio: Class 1 (JPMMV1)
3,751,296 shares (cost $40,282,323)	44,377,831
Small Cap Core Portfolio 1 (JPSCE1)
9,982 shares (cost $225,141)	255,948
Balanced Portfolio: Service Shares (JABS)
880,314 shares (cost $28,506,459)	32,650,857
Enterprise Portfolio: Institutional Shares (JAEI)
9,844 shares (cost $675,978)	695,478
Enterprise Portfolio: Service Shares (JAMGS)
304,531 shares (cost $19,182,562)	20,303,072
Flexible Bond Portfolio: Service Shares (JAFBS)
491,241 shares (cost $6,326,315)	6,253,504
Forty Portfolio: Service Shares (JACAS)
1,277,872 shares (cost $44,328,804)	48,354,693
Global Technology Portfolio: Service Shares (JAGTS)
2,022,090 shares (cost $16,936,414)	23,375,364
Overseas Portfolio: Service Shares (JAIGS)
767,843 shares (cost $24,508,237)	23,603,505
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
90,473 shares (cost $1,414,010)	1,582,374

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,667,191 shares (cost $31,597,027)	39,329,031
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
555,469 shares (cost $12,118,821)	14,408,855
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
242,936 shares (cost $2,714,518)	3,007,552
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
472 shares (cost $11,882)	11,564
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,197,764 shares (cost $20,162,112)	19,954,746
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
1,001,803 shares (cost $14,874,325)	14,405,926
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
18,634 shares (cost $898,330)	1,002,307
MFS Total Return Bond Series - Service Class (MVRBSS)
7,472 shares (cost $96,628)	97,056
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
181,549 shares (cost $3,125,155)	3,376,807
Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)
96,695 shares (cost $1,452,019)	1,628,339
Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)
26,117 shares (cost $452,845)	524,942
New Discovery Series - Service Class (MNDSC)
31,682 shares (cost $543,164)	588,334
Value Series - Initial Class (MVFIC)
646,044 shares (cost $11,495,760)	13,515,235
Value Series - Service Class (MVFSC)
4,002,081 shares (cost $74,437,137)	82,242,766
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,733,975 shares (cost $83,620,252)	103,804,497
Core Plus Fixed Income Portfolio - Class I (MSVFI)
217,455 shares (cost $2,323,804)	2,387,654
Emerging Markets Debt Portfolio - Class I (MSEM)
3,019,590 shares (cost $25,333,483)	24,398,284
Global Real Estate Portfolio - Class II (VKVGR2)
449,552 shares (cost $4,699,473)	4,985,537
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
391,559 shares (cost $3,726,740)	4,737,863
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
79,589 shares (cost $2,278,825)	2,577,090
U.S. Real Estate Portfolio - Class I (MSVRE)
737,237 shares (cost $14,779,028)	16,012,791
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
8 shares (cost $81)	88
NVIT Investor Destinations Managed Growth Class I (IDPG)
3,543 shares (cost $42,890)	42,582
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
8 shares (cost $85)	90
NVIT Cardinal Managed Growth Class I (NCPG)
5,117 shares (cost $53,100)	57,871
NVIT Bond Index Fund Class I (NVBX)
17,389,673 shares (cost $185,315,012)	181,026,498
NVIT International Index Fund Class I (NVIX)
3,642,687 shares (cost $32,931,440)	37,811,090
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,482,406 shares (cost $38,319,287)	41,754,068
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
472,616 shares (cost $10,944,429)	12,533,769
American Funds NVIT Bond Fund - Class II (GVABD2)
113,746 shares (cost $1,324,160)	1,308,079
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
287,009 shares (cost $8,178,276)	9,098,186
American Funds NVIT Growth Fund - Class II (GVAGR2)
135,472 shares (cost $9,385,705)	11,891,743

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
68,528 shares (cost $3,322,687)	3,835,495
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,567,149 shares (cost $23,898,055)	23,507,512
NVIT Emerging Markets Fund - Class I (GEM)
1,337,816 shares (cost $15,009,039)	18,301,321
NVIT International Equity Fund - Class I (GIG)
1,628,710 shares (cost $16,977,946)	19,235,069
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
19,773 shares (cost $168,608)	231,540
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,527,484 shares (cost $13,989,730)	18,039,581
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
15,943 shares (cost $224,650)	224,796
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
457,611 shares (cost $4,384,807)	4,685,937
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
3,187,189 shares (cost $35,122,519)	36,270,214
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
560,501 shares (cost $5,983,079)	6,176,716
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
372,918 shares (cost $3,805,348)	3,788,847
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
585,714 shares (cost $6,728,108)	6,483,851
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
817,957 shares (cost $8,432,446)	8,032,338
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
391,156 shares (cost $4,204,980)	4,259,684
NVIT Core Bond Fund - Class I (NVCBD1)
175,012 shares (cost $1,925,380)	1,890,129
NVIT Core Plus Bond Fund - Class I (NVLCP1)
172,557 shares (cost $1,974,285)	1,942,988
NVIT Nationwide Fund - Class I (TRF)
7,405,756 shares (cost $82,437,665)	141,523,997
NVIT Government Bond Fund - Class I (GBF)
4,909,354 shares (cost $54,602,975)	52,579,186
NVIT International Index Fund - Class II (GVIX2)
260,546 shares (cost $2,468,911)	2,701,860
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,822,757 shares (cost $33,876,829)	38,389,489
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
107,844 shares (cost $1,644,730)	1,737,362
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
43,234 shares (cost $769,536)	802,852
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,333,140 shares (cost $13,513,715)	13,438,055
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,405,630 shares (cost $62,105,729)	70,381,301
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,129,386 shares (cost $83,116,868)	100,595,630
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,544,418 shares (cost $17,438,999)	17,560,034
NVIT Mid Cap Index Fund - Class I (MCIF)
4,643,259 shares (cost $109,475,075)	120,817,609
NVIT Money Market Fund - Class I (SAM)
39,184,463 shares (cost $39,184,463)	39,184,463
NVIT Money Market Fund - Class V (SAM5)
172,496,010 shares (cost $172,496,010)	172,496,010
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,361,015 shares (cost $15,906,998)	16,373,012
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
516,149 shares (cost $5,612,505)	5,956,361
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,009,652 shares (cost $12,088,033)	13,741,364

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,881,691 shares (cost $19,284,783)	20,435,164
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,172,248 shares (cost $35,275,971)	39,018,648
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
709,820 shares (cost $7,909,565)	8,020,963
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,298,366 shares (cost $14,331,102)	14,736,450
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,206,792 shares (cost $21,676,116)	23,303,145
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,877,975 shares (cost $36,343,171)	44,148,141
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,124,438 shares (cost $44,201,051)	48,097,285
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,298,457 shares (cost $12,016,268)	12,023,709
NVIT Short Term Bond Fund - Class I (NVSTB1)
4,286,534 shares (cost $44,752,780)	44,065,567
NVIT Short Term Bond Fund - Class II (NVSTB2)
157,826 shares (cost $1,637,673)	1,614,565
NVIT Large Cap Growth Fund - Class I (NVOLG1)
8,131,495 shares (cost $139,133,030)	160,027,823
Templeton NVIT International Value Fund - Class III (NVTIV3)
90,876 shares (cost $1,062,642)	1,161,395
Invesco NVIT Comstock Value Fund - Class I (EIF)
626,465 shares (cost $8,077,517)	12,591,947
NVIT Real Estate Fund - Class I (NVRE1)
4,982,794 shares (cost $37,482,588)	32,188,850
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
10,934 shares (cost $125,402)	140,938
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2,797 shares (cost $33,767)	35,579
NVIT Small Cap Index Fund Class II (NVSIX2)
71,318 shares (cost $896,844)	964,935
NVIT S&P 500 Index Fund Class I (GVEX1)
367,141 shares (cost $5,672,953)	6,439,654
Short Duration Bond Portfolio - I Class Shares (AMTB)
276,831 shares (cost $2,941,267)	2,895,650
Guardian Portfolio - I Class Shares (AMGP)
29,439 shares (cost $456,528)	475,447
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
75,935 shares (cost $1,797,525)	2,110,237
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
42,681 shares (cost $954,882)	1,099,885
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
19,372 shares (cost $302,104)	323,707
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
216,970 shares (cost $3,437,214)	4,248,271
Socially Responsive Portfolio - I Class Shares (AMSRS)
91,907 shares (cost $1,674,975)	2,353,741
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,454 shares (cost $40,780)	42,283
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2,846 shares (cost $30,252)	35,692
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
4,164 shares (cost $45,973)	52,595
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
197,459 shares (cost $10,577,185)	10,998,469
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,876,432 shares (cost $73,058,811)	88,980,391
International Growth Fund/VA - Non-Service Shares (OVIG)
8,473,163 shares (cost $18,632,549)	21,945,491
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,147,950 shares (cost $27,540,695)	37,021,390

Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
288,981 shares (cost $6,855,126)	7,452,809
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
343,417 shares (cost $19,186,461)	28,919,111
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
3,712,016 shares (cost $19,723,080)	19,042,641
All Asset Portfolio - Administrative Class (PMVAAA)
2,421,757 shares (cost $25,180,747)	26,276,067
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
22,064 shares (cost $165,330)	157,982
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
137,149 shares (cost $1,384,547)	1,463,375
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
132,569 shares (cost $1,649,871)	1,623,974
Low Duration Portfolio - Administrative Class (PMVLDA)
3,504,049 shares (cost $35,905,563)	35,881,463
Real Return Portfolio - Administrative Class (PMVRRA)
4,092,898 shares (cost $51,273,670)	50,833,790
Total Return Portfolio - Administrative Class (PMVTRA)
6,898,212 shares (cost $75,542,242)	75,466,444
Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)
25,462 shares (cost $314,904)	312,928
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
1,287 shares (cost $14,489)	13,883
Mid Cap Value- Institutional Shares (GVMCE)
821,368 shares (cost $12,489,124)	13,897,549
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
42,581 shares (cost $605,092)	581,653
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
247,606 shares (cost $1,830,714)	1,906,569
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,523 shares (cost $30,478)	31,411
Baron Growth Opportunities Fund Service Class (BNCAI)
141,029 shares (cost $6,117,226)	6,920,156
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
405,837 shares (cost $3,742,549)	3,867,627
VT Equity Income Fund: Class IB (PVEIB)
37,449 shares (cost $903,076)	999,525
VT Growth Opportunities Fund: Class IB (PVGOB)
147,602 shares (cost $1,168,719)	1,471,590
VT International Equity Fund: Class IB (PVTIGB)
69,261 shares (cost $947,720)	1,056,233
VT Small Cap Value Fund: Class IB (PVTSCB)
59,342 shares (cost $848,172)	961,344
Micro-Cap Portfolio - Investment Class (ROCMC)
493,714 shares (cost $5,036,218)	5,124,753
Variable Fund - Multi-Hedge Strategies (RVARS)
9,121 shares (cost $218,965)	226,484
Equity Income Portfolio - II (TREI2)
891,588 shares (cost $25,573,248)	25,998,715
Health Sciences Portfolio - II (TRHS2)
567,284 shares (cost $21,541,907)	23,105,461
Limited-Term Bond Portfolio (TRLT1)
3,722,543 shares (cost $18,079,210)	17,942,658
Mid-Cap Growth Portfolio - II (TRMCG2)
991,958 shares (cost $27,218,557)	26,891,985
New America Growth Portfolio (TRNAG1)
1,666,316 shares (cost $42,826,519)	47,539,993
Personal Strategy Balanced Portfolio (TRPSB1)
244,419 shares (cost $4,946,208)	5,154,793
Blue Chip Growth Portfolio (TRBCGP)
2,067,850 shares (cost $52,710,842)	64,558,278
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
835,562 shares (cost $10,846,046)	13,059,836

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,291,389 shares (cost $27,344,823)	30,644,666
Variable Insurance Fund - Balanced Portfolio (VVB)
432,453 shares (cost $9,755,873)	10,724,844
Variable Insurance Fund - Capital Growth Portfolio (VVCG)
447,262 shares (cost $12,118,533)	15,707,838
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
787,524 shares (cost $12,258,356)	13,419,412
Variable Insurance Fund - International Portfolio (VVI)
453,986 shares (cost $9,863,273)	12,411,980
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
1,247,036 shares (cost $25,984,818)	29,579,689
Variable Insurance Fund - REIT Index Portfolio (VVREI)
640,521 shares (cost $8,303,569)	8,416,448
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
433,223 shares (cost $4,579,645)	4,600,832
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
223,885 shares (cost $4,994,755)	5,512,041
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2,203,865 shares (cost $26,225,252)	26,115,800
Variable Insurance Portfolios - Asset Strategy (WRASP)
801,367 shares (cost $7,148,970)	7,507,049
Variable Insurance Portfolios - Growth (WRGP)
1,322,510 shares (cost $14,601,899)	15,991,792
Variable Insurance Portfolios - High Income (WRHIP)
11,266,107 shares (cost $42,250,197)	40,979,339
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
365,789 shares (cost $3,596,565)	4,246,441
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
972,283 shares (cost $7,926,417)	7,430,090
Variable Insurance Portfolios - Science and Technology (WRSTP)
584,994 shares (cost $13,954,117)	15,816,783
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
520,506 shares (cost $14,548,284)	16,520,857
Advantage VT Opportunity Fund - Class 2 (SVOF)
255,148 shares (cost $6,957,470)	6,924,715
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
569,463 shares (cost $5,272,044)	5,797,135

Total Investments	$5,289,329,039

Other Accounts Receivable	3,569
Accounts Receivable - VP International Fund - Class I (ACVI)	13,463
Accounts Receivable - VP Value Fund - Class I (ACVV)	2,365
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	28,025
Accounts Receivable - Stock Index Fund, Inc. - Initial Shares (DSIF)	20,340
Accounts Receivable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	14,836
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	229,016
Accounts Receivable - VIP Equity-Income Portfolio - Service Class (FEIS)	4,555
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	169,435
Accounts Receivable - VIP Growth Portfolio - Service Class (FGS)	164,991
Accounts Receivable - Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	7
Accounts Receivable - NVIT Cardinal Managed Growth and Income Class I (NCPGI)	5
Accounts Receivable - Federated NVIT High Income Bond Fund - Class I (HIBF)	1,033
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	19,654
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,379
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,329
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,876
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,341
Accounts Receivable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	34,423
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	860
Accounts Receivable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	108,483

Accounts Receivable - Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	979
Accounts Payable - VIP Real Estate Portfolio - Service Class (FRESS)	(5)
Accounts Payable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	(1,623)
Accounts Payable - VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)	(4)
Accounts Payable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(4)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(162,116)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(638)
Accounts Payable - All Asset Portfolio - Administrative Class (PMVAAA)	(660)
Accounts Payable - Low Duration Portfolio - Administrative Class (PMVLDA)	(1,021)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(3,505)
Accounts Payable - Equity Income Portfolio - II (TREI2)	(5,901)
Accounts Payable - Limited-Term Bond Portfolio (TRLT1)	(751)

$5,289,979,775

Contract Owners’ Equity:
Accumulation units	5,289,979,775

Total Contract Owners’ Equity (note 8)	$5,289,979,775

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVGIA	ALVIVA	ALVDAA	ALVSVA	ACVIP1	ACVCA	ACVIG
Reinvested dividends	$74,284,893	298,625	179,917	655	92,011	605,809	-	465,541
Asset charges (note 3)	(6,377,567)	(42,449)	(13,458)	-	(15,685)	(46,517)	(1,563)	(7,788)

Net investment income (loss)	67,907,326	256,176	166,459	655	76,326	559,292	(1,563)	457,753

Realized gain (loss) on investments	125,613,379	1,489,536	309,635	805	(360,753)	(206,207)	6,363	1,162,674
Change in unrealized gain (loss) on investments	401,053,879	373,860	1,375,027	3,090	1,813,419	406,893	44,123	1,593,521

Net gain (loss) on investments	526,667,258	1,863,396	1,684,662	3,895	1,452,666	200,686	50,486	2,756,195

Reinvested capital gains	132,921,944	1,767,340	-	-	989,557	-	83,851	454,138

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$727,496,528	3,886,912	1,851,121	4,550	2,518,549	759,978	132,774	3,668,086

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	AMVAA2	AMVBD2	AMVGS2
Reinvested dividends	$239,645	11,670	256,195	979	430,327	170,513	1,411,090	5,177
Asset charges (note 3)	-	(2,811)	(12,744)	(781)	(53,548)	(19,497)	(72,808)	(2,676)

Net investment income (loss)	239,645	8,859	243,451	198	376,779	151,016	1,338,282	2,501

Realized gain (loss) on investments	(195,839)	(46,865)	2,174,332	16,978	905,789	77,588	(24,963)	(113,763)
Change in unrealized gain (loss) on investments	287,851	406,464	(1,062,530)	61,548	822,243	828,101	161,537	395,164

Net gain (loss) on investments	92,012	359,599	1,111,802	78,526	1,728,032	905,689	136,574	281,401

Reinvested capital gains	-	-	392,941	12,451	-	408,862	1,071,028	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$331,657	368,458	1,748,194	91,175	2,104,811	1,465,567	2,545,884	283,902

Investment Activity:	AMVGR2	AMVI2	AMVNW2	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL
Reinvested dividends	$123,606	130,481	8,677	303,766	14,382	118,037	11,815	28,052
Asset charges (note 3)	(54,277)	(20,844)	(2,166)	(9,566)	(3,021)	(450)	(1,959)	(5,235)

Net investment income (loss)	69,329	109,637	6,511	294,200	11,361	117,587	9,856	22,817

Realized gain (loss) on investments	(523,739)	(269,099)	150,603	130,308	30,758	72,561	25,203	(250,640)
Change in unrealized gain (loss) on investments	3,624,849	2,462,153	85,957	(37,663)	(141,567)	953,115	84,755	696,314

Net gain (loss) on investments	3,101,110	2,193,054	236,560	92,645	(110,809)	1,025,676	109,958	445,674

Reinvested capital gains	2,298,847	109,634	-	-	351,648	103,152	30,636	312,084

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,469,286	2,412,325	243,071	386,845	252,200	1,246,415	150,450	780,575

Investment Activity:	DWVEMS	DWVSVS	DFVGMI	DFVIPS	DFVIS	DFVUTV	DVMCS	DVSCS
Reinvested dividends	$12,358	129,516	2,401	104,970	29,262	25,076	31,894	697,080
Asset charges (note 3)	(7,789)	(42,092)	-	(9,158)	(2,237)	(5,623)	(7,131)	(188,975)

Net investment income (loss)	4,569	87,424	2,401	95,812	27,025	19,453	24,763	508,105

Realized gain (loss) on investments	41,230	31,398	14	(39,052)	15,483	49,967	(54,205)	5,358,841
Change in unrealized gain (loss) on investments	1,021,545	1,323,114	1,635	81,037	201,711	4,183	417,500	1,673,393

Net gain (loss) on investments	1,062,775	1,354,512	1,649	41,985	217,194	54,150	363,295	7,032,234

Reinvested capital gains	-	690,094	1,061	-	31,843	148,802	47,119	4,561,956

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,067,344	2,132,030	5,111	137,797	276,062	222,405	435,177	12,102,295

Investment Activity:	DSIF	DSRG	DCAP	DSC	DVIV	DSGIBA	SVSSVB	SVSLVB
Reinvested dividends	$9,542,386	132,659	275,343	-	58,344	1,039	756	310
Asset charges (note 3)	(789,414)	(730)	(5,981)	-	(8,973)	-	(459)	(74)

Net investment income (loss)	8,752,972	131,929	269,362	-	49,371	1,039	297	236

Realized gain (loss) on investments	33,667,675	482,817	118,962	111,290	1,789	154	3,386	(1,918)
Change in unrealized gain (loss) on investments	51,827,149	267,873	1,946,859	125,475	914,139	6,104	9,613	10,446

Net gain (loss) on investments	85,494,824	750,690	2,065,821	236,765	915,928	6,258	12,999	8,528

Reinvested capital gains	12,067,944	762,609	2,612,792	11,302	-	-	4,519	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$106,315,740	1,645,228	4,947,975	248,067	965,299	7,297	17,815	8,764

Investment Activity:	ETVFR	FVCA2P	FQB	FRESS	FCS	FNRS2	FEIS	FF10S
Reinvested dividends	$2,453,493	10,290	800,912	154	271,251	88,303	1,015,168	33,287
Asset charges (note 3)	(104,041)	-	(23,009)	-	(73,005)	-	(32,574)	(510)

Net investment income (loss)	2,349,452	10,290	777,903	154	198,246	88,303	982,594	32,777

Realized gain (loss) on investments	(265,207)	(19,797)	(147,377)	2	456,191	(266,044)	1,186,056	41,677
Change in unrealized gain (loss) on investments	369,951	75,748	314,432	119	3,747,085	(143,089)	4,048,194	156,134

Net gain (loss) on investments	104,744	55,951	167,055	121	4,203,276	(409,133)	5,234,250	197,811

Reinvested capital gains	-	-	-	-	1,658,851	3,258	1,278,970	47,529

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$2,454,196	66,241	944,958	275	6,060,373	(317,572)	7,495,814	278,117

Investment Activity:	FF20S	FF30S	FFINS	FGOS	FGS	FHIS	FIP	FIGBS
Reinvested dividends	$503,014	300,253	18,583	498	122,326	656,787	956,904	4,286,943
Asset charges (note 3)	(56,149)	(25,391)	(1,947)	(660)	(83,060)	(13,241)	(112,076)	(313,405)

Net investment income (loss)	446,865	274,862	16,636	(162)	39,266	643,546	844,828	3,973,538

Realized gain (loss) on investments	896,924	467,464	12,085	(2,341)	11,522,015	(206,714)	3,239,033	(89,433)
Change in unrealized gain (loss) on investments	2,731,068	2,056,419	36,794	49,845	10,254,644	459,481	6,316,251	2,583,555

Net gain (loss) on investments	3,627,992	2,523,883	48,879	47,504	21,776,659	252,767	9,555,284	2,494,122

Reinvested capital gains	940,956	620,357	8,442	32,926	6,999,834	-	170,677	844,687

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,015,813	3,419,102	73,957	80,268	28,815,759	896,313	10,570,789	7,312,347

Investment Activity:	FMCS	FMMP	FOS	FVSS	FF05S	FF15S	FF25S	FF40S
Reinvested dividends	$257,856	41,604	231,666	50,423	5,530	142,346	324,777	146,196
Asset charges (note 3)	(34,007)	(13,630)	(4,133)	(184)	(704)	(21,546)	(46,405)	(22,483)

Net investment income (loss)	223,849	27,974	227,533	50,239	4,826	120,800	278,372	123,713

Realized gain (loss) on investments	936,571	-	140,350	144,209	425	98,934	472,007	169,960
Change in unrealized gain (loss) on investments	4,762,380	-	4,075,551	(426,181)	23,786	868,278	2,162,222	1,536,634

Net gain (loss) on investments	5,698,951	-	4,215,901	(281,972)	24,211	967,212	2,634,229	1,706,594

Reinvested capital gains	1,878,041	-	16,315	866,729	5,048	269,206	564,367	334,044

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$7,800,841	27,974	4,459,749	634,996	34,085	1,357,218	3,476,968	2,164,351

Investment Activity:	FF50S	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF
Reinvested dividends	$-	258,318	296,885	77,113	56,907	33,565	32,764	29,086
Asset charges (note 3)	-	-	-	-	(25,027)	(1,924)	-	-

Net investment income (loss)	-	258,318	296,885	77,113	31,880	31,641	32,764	29,086

Realized gain (loss) on investments	-	21,770	552,159	502,938	(470,509)	(136,223)	(52,810)	(1,395)
Change in unrealized gain (loss) on investments	16	312,756	1,770,048	(215,980)	746,744	169,759	1,090,793	135,679

Net gain (loss) on investments	16	334,526	2,322,207	286,958	276,235	33,536	1,037,983	134,284

Reinvested capital gains	-	-	614,242	721,655	778,316	106,873	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$16	592,844	3,233,334	1,085,726	1,086,431	172,050	1,070,747	163,370

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVGB1	ACGI	ACEG	AVBVI	AVHY1
Reinvested dividends	$623,435	-	19,127	-	98,981	1,003	-	577,645
Asset charges (note 3)	(38,704)	(1,440)	-	(29,063)	(15,079)	-	(9)	(30,085)

Net investment income (loss)	584,731	(1,440)	19,127	(29,063)	83,902	1,003	(9)	547,560

Realized gain (loss) on investments	(1,539,799)	(211,850)	(546)	(318,710)	(83,375)	128,710	28	(152,861)
Change in unrealized gain (loss) on investments	4,612,063	353,779	31,436	466,131	594,882	66,046	(406)	461,698

Net gain (loss) on investments	3,072,264	141,929	30,890	147,421	511,507	194,756	(378)	308,837

Reinvested capital gains	-	23,364	29,484	45,887	271,968	97,864	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,656,995	163,853	79,501	164,245	867,377	293,623	(387)	856,397

Investment Activity:	AVIE	AVMCCI	AVSCE	IVKMG1	IVBRA1	JPMMV1	JPSCE1	JABS
Reinvested dividends	$697,264	1,961	-	-	57,328	321,542	480	420,987
Asset charges (note 3)	(100,461)	(511)	(699)	(880)	-	(84,307)	(370)	(52,376)

Net investment income (loss)	596,803	1,450	(699)	(880)	57,328	237,235	110	368,611

Realized gain (loss) on investments	1,022,593	12,059	18,350	(19,739)	(2,407)	531,919	3,677	730,602
Change in unrealized gain (loss) on investments	7,850,169	28,802	5,938	502,080	9,986	2,485,637	18,953	3,751,298

Net gain (loss) on investments	8,872,762	40,861	24,288	482,341	7,579	3,017,556	22,630	4,481,900

Reinvested capital gains	-	7,593	12,805	203,161	77,742	1,793,209	1,054	57,835

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$9,469,565	49,904	36,394	684,622	142,649	5,048,000	23,794	4,908,346

Investment Activity:	JAEI	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS
Reinvested dividends	$108	98,365	243,554	-	86,852	346,812	9,792	648,893
Asset charges (note 3)	-	(22,079)	(20,352)	(31,297)	(8,251)	(11,864)	(3,047)	(74,016)

Net investment income (loss)	108	76,286	223,202	(31,297)	78,601	334,948	6,745	574,877

Realized gain (loss) on investments	10,638	561,968	(159,175)	(1,652,299)	956,836	(1,205,218)	8,103	(106,954)
Change in unrealized gain (loss) on investments	19,501	1,060,755	263,164	10,836,077	4,803,729	6,649,133	118,041	8,278,654

Net gain (loss) on investments	30,139	1,622,723	103,989	9,183,778	5,760,565	5,443,915	126,144	8,171,700

Reinvested capital gains	1,025	1,144,031	-	2,581,126	1,111,783	-	57,976	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$31,272	2,843,040	327,191	11,733,607	6,950,949	5,778,863	190,865	8,746,577

Investment Activity:	SBVSG	LOVBD	LOVMCV	LOVTRC	LOVSDC	MVBRES	MVRBSS	MV2IGI
Reinvested dividends	$-	122,159	70	470,236	494,698	10,644	-	20,455
Asset charges (note 3)	(26,780)	(6,704)	(32)	(32,825)	(33,504)	(2,008)	(52)	-

Net investment income (loss)	(26,780)	115,455	38	437,411	461,194	8,636	(52)	20,455

Realized gain (loss) on investments	131,218	12,275	(730)	12,972	(21,321)	5,800	17	(12,128)
Change in unrealized gain (loss) on investments	2,342,221	77,063	1,847	75,860	(173,602)	118,068	429	610,137

Net gain (loss) on investments	2,473,439	89,338	1,117	88,832	(194,923)	123,868	446	598,009

Reinvested capital gains	282,066	28,778	1,124	-	-	17,562	-	163,096

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$2,728,725	233,571	2,279	526,243	266,271	150,066	394	781,560

Investment Activity:	MV2RIS	MNDIC	MNDSC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM
Reinvested dividends	$20,782	-	-	246,824	1,346,227	1,286,173	67,814	1,298,861
Asset charges (note 3)	(4,710)	-	(231)	-	(162,174)	(195,925)	-	(24,510)

Net investment income (loss)	16,072	-	(231)	246,824	1,184,053	1,090,248	67,814	1,274,351

Realized gain (loss) on investments	12,472	7,147	1,646	565,587	693,268	6,281,587	14,160	(25,569)
Change in unrealized gain (loss) on investments	529,643	76,772	43,687	780,829	6,773,278	14,607,958	47,998	882,989

Net gain (loss) on investments	542,115	83,919	45,333	1,346,416	7,466,546	20,889,545	62,158	857,420

Reinvested capital gains	-	6,358	1,986	505,074	3,118,257	93,774	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$558,187	90,277	47,088	2,098,314	11,768,856	22,073,567	129,972	2,131,771

Investment Activity:	VKVGR2	MSVMG	MSVEG	MSVRE	IDPGI	IDPG	NCPGI	NCPG
Reinvested dividends	$99,398	-	-	258,207	2	711	2	938
Asset charges (note 3)	(9,656)	(10,942)	(4,084)	(34,818)	-	-	-	-

Net investment income (loss)	89,742	(10,942)	(4,084)	223,389	2	711	2	938

Realized gain (loss) on investments	30,324	(687,225)	(6,211)	989,552	(11)	3	(9)	406
Change in unrealized gain (loss) on investments	267,830	2,215,729	512,189	(760,744)	28	(308)	27	5,284

Net gain (loss) on investments	298,154	1,528,504	505,978	228,808	17	(305)	18	5,690

Reinvested capital gains	-	-	181,284	-	1	-	3	1,956

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$387,896	1,517,562	683,178	452,197	20	406	23	8,584

Investment Activity:	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$4,014,922	998,325	686,064	127,374	16,378	58,811	33,931	49,457
Asset charges (note 3)	(206,805)	(61,635)	-	-	-	-	-	-

Net investment income (loss)	3,808,117	936,690	686,064	127,374	16,378	58,811	33,931	49,457

Realized gain (loss) on investments	(274,729)	648,157	532,708	253,224	(3,080)	317,750	502,994	160,178
Change in unrealized gain (loss) on investments	(280,826)	5,615,580	679,085	975,670	25,331	1,181,139	1,294,666	136,914

Net gain (loss) on investments	(555,555)	6,263,737	1,211,793	1,228,894	22,251	1,498,889	1,797,660	297,092

Reinvested capital gains	233,747	-	1,473,699	256,602	3,703	656,213	828,760	350,022

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,486,309	7,200,427	3,371,556	1,612,870	42,332	2,213,913	2,660,351	696,571

Investment Activity:	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA1	NVCRB1
Reinvested dividends	$1,290,027	209,664	314,628	3,246	88,544	1,349	56,749	730,955
Asset charges (note 3)	(26,091)	(9,946)	(14,384)	-	-	-	(330)	(112,388)

Net investment income (loss)	1,263,936	199,718	300,244	3,246	88,544	1,349	56,419	618,567

Realized gain (loss) on investments	(78,852)	(51,552)	(114,085)	2,026	589,931	(8,079)	(139,105)	14,245,653
Change in unrealized gain (loss) on investments	298,766	4,779,725	3,951,677	44,910	2,736,345	28,784	559,604	(5,299,729)

Net gain (loss) on investments	219,914	4,728,173	3,837,592	46,936	3,326,276	20,705	420,499	8,945,924

Reinvested capital gains	-	-	-	-	354,417	20,839	279,923	4,109,023

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,483,850	4,927,891	4,137,836	50,182	3,769,237	42,893	756,841	13,673,514

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$100,837	81,731	119,791	121,215	83,442	55,162	51,381	1,361,542
Asset charges (note 3)	(237)	(830)	(313)	(978)	(657)	-	-	(99,790)

Net investment income (loss)	100,600	80,901	119,478	120,237	82,785	55,162	51,381	1,261,752

Realized gain (loss) on investments	(340,262)	(105,521)	17,792	(20,518)	(186,787)	(2,639)	(5,237)	7,683,114
Change in unrealized gain (loss) on investments	786,889	186,038	343,600	551,762	357,981	22,296	40,257	16,632,397

Net gain (loss) on investments	446,627	80,517	361,392	531,244	171,194	19,657	35,020	24,315,511

Reinvested capital gains	363,229	72,824	395,653	585,644	161,065	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$910,456	234,242	876,523	1,237,125	415,044	74,819	86,401	25,577,263

Investment Activity:	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$1,128,272	67,559	562,567	30,941	12,905	256,671	1,206,062	1,547,038
Asset charges (note 3)	(68,584)	-	(25,345)	-	-	(11,009)	(23,800)	(41,411)

Net investment income (loss)	1,059,688	67,559	537,222	30,941	12,905	245,662	1,182,262	1,505,627

Realized gain (loss) on investments	(748,273)	(6,312)	628,563	17,677	5,292	(298,628)	2,020,865	2,486,293
Change in unrealized gain (loss) on investments	711,258	489,889	1,539,588	86,676	60,031	479,996	846,311	4,316,022

Net gain (loss) on investments	(37,015)	483,577	2,168,151	104,353	65,323	181,368	2,867,176	6,802,315

Reinvested capital gains	-	-	2,593,639	39,539	29,051	247,455	4,020,257	6,088,482

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,022,673	551,136	5,299,012	174,833	107,279	674,485	8,069,695	14,396,424

Investment Activity:	GVDMC	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1
Reinvested dividends	$322,834	1,234,186	179,908	754,350	191,503	145,772	44,842	292,844
Asset charges (note 3)	(7,718)	(161,280)	(468)	(290,202)	-	-	(3,825)	(14,162)

Net investment income (loss)	315,116	1,072,906	179,440	464,148	191,503	145,772	41,017	278,682

Realized gain (loss) on investments	335,807	7,737,585	-	-	(132,821)	(34,819)	816,109	(157,376)
Change in unrealized gain (loss) on investments	125,378	795,045	-	-	3,468,522	969,742	1,981,636	1,484,489

Net gain (loss) on investments	461,185	8,532,630	-	-	3,335,701	934,923	2,797,745	1,327,113

Reinvested capital gains	751,189	6,780,371	-	-	-	-	521,773	1,041,438

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,527,490	16,385,907	179,440	464,148	3,527,204	1,080,695	3,360,535	2,647,233

Investment Activity:	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1
Reinvested dividends	$-	87,055	161,487	-	218,545	-	565,507	841,546
Asset charges (note 3)	(8,584)	(3,166)	-	(13,140)	(18,442)	(39,216)	(5,757)	(54,509)

Net investment income (loss)	(8,584)	83,889	161,487	(13,140)	200,103	(39,216)	559,750	787,037

Realized gain (loss) on investments	3,488,023	28,762	330,805	83,538	2,372,873	1,912,915	122,460	(15,478)
Change in unrealized gain (loss) on investments	5,024,364	139,347	636,292	4,286,173	(876,686)	829,233	58,173	(180,210)

Net gain (loss) on investments	8,512,387	168,109	967,097	4,369,711	1,496,187	2,742,148	180,633	(195,688)

Reinvested capital gains	1,849,194	362,816	766,316	164,692	2,040,452	3,148,709	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$10,352,997	614,814	1,894,900	4,521,263	3,736,742	5,851,641	740,383	591,349

Investment Activity:	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2
Reinvested dividends	$27,257	718,450	21,933	370,214	700,635	2,471	500	7,976
Asset charges (note 3)	-	(835)	-	(1,444)	(18,248)	-	-	-

Net investment income (loss)	27,257	717,615	21,933	368,770	682,387	2,471	500	7,976

Realized gain (loss) on investments	(4,344)	2,120,607	(28,885)	862,289	(1,880,894)	95	117	12,268
Change in unrealized gain (loss) on investments	(1,619)	29,273,968	179,823	743,440	2,712,861	11,891	1,500	66,203

Net gain (loss) on investments	(5,963)	31,394,575	150,938	1,605,729	831,967	11,986	1,617	78,471

Reinvested capital gains	-	3,594,941	-	-	500,260	1,500	503	35,389

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$21,294	35,707,131	172,871	1,974,499	2,014,614	15,957	2,620	121,836

Investment Activity:	GVEX1	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMRI	AMSRS
Reinvested dividends	$107,145	41,836	1,381	-	-	1,713	40,367	11,517
Asset charges (note 3)	-	-	(1,430)	(5,670)	-	(307)	(12,584)	-

Net investment income (loss)	107,145	41,836	(49)	(5,670)	-	1,406	27,783	11,517

Realized gain (loss) on investments	286,304	(47,306)	(77,194)	89,970	20,364	19,433	768,302	95,462
Change in unrealized gain (loss) on investments	587,023	36,323	159,668	364,335	191,657	9,435	(20,396)	183,389

Net gain (loss) on investments	873,327	(10,983)	82,474	454,305	212,021	28,868	747,906	278,851

Reinvested capital gains	140,386	-	50,472	39,035	21,518	8,016	-	82,895

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,120,858	30,853	132,897	487,670	233,539	38,290	775,689	373,263

Investment Activity:	NOTB3	NOTG3	NOTMG3	OVGR	OVGS	OVIG	OVGI	OVSC
Reinvested dividends	$607	543	763	24,331	749,829	270,615	450,206	60,513
Asset charges (note 3)	-	-	-	(25,336)	(101,798)	(35,888)	(14,931)	(49)

Net investment income (loss)	607	543	763	(1,005)	648,031	234,727	435,275	60,464

Realized gain (loss) on investments	(25)	390	51	362,934	3,812,641	(142,371)	680,178	(149,463)
Change in unrealized gain (loss) on investments	3,380	4,550	5,376	1,208,953	19,764,901	4,099,450	3,823,300	579,182

Net gain (loss) on investments	3,355	4,940	5,427	1,571,887	23,577,542	3,957,079	4,503,478	429,719

Reinvested capital gains	63	-	-	926,322	-	-	604,020	371,462

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$4,025	5,483	6,190	2,497,204	24,225,573	4,191,806	5,542,773	861,645

Investment Activity:	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLGA	PMVLDA	PMVRRA
Reinvested dividends	$8,068	416,992	1,175,634	22,468	22,856	30,761	445,009	1,268,446
Asset charges (note 3)	(10,633)	-	(47,467)	-	(2,124)	(2,847)	(63,100)	(112,733)

Net investment income (loss)	(2,565)	416,992	1,128,167	22,468	20,732	27,914	381,909	1,155,713

Realized gain (loss) on investments	1,372,786	(38,298)	(109,429)	(1,349)	21,283	7,735	(901,351)	(1,005,974)
Change in unrealized gain (loss) on investments	2,622,861	723,588	2,027,497	(21,057)	101,590	82,800	892,407	1,667,071

Net gain (loss) on investments	3,995,647	685,290	1,918,068	(22,406)	122,873	90,535	(8,944)	661,097

Reinvested capital gains	2,650,194	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$6,643,276	1,102,282	3,046,235	62	143,605	118,449	372,965	1,816,810

Investment Activity:	PMVTRA	PMVGBA	PMVFHA	GVMCE	GVCSE	GVGOPS	GVGMNS	BNCAI
Reinvested dividends	$1,608,630	3,698	565	99,938	3,065	-	91	-
Asset charges (note 3)	(137,366)	(184)	(2)	(42,850)	(264)	(3,441)	-	(14,899)

Net investment income (loss)	1,471,264	3,514	563	57,088	2,801	(3,441)	91	(14,899)

Realized gain (loss) on investments	(567,115)	541	(1)	(4,692)	13,603	86,088	(7)	28,652
Change in unrealized gain (loss) on investments	2,781,974	(1,976)	(607)	1,020,590	(26,010)	102,451	2,164	1,228,604

Net gain (loss) on investments	2,214,859	(1,435)	(608)	1,015,898	(12,407)	188,539	2,157	1,257,256

Reinvested capital gains	-	-	-	750,501	62,769	185,803	775	277,141

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3,686,123	2,079	(45)	1,823,487	53,163	370,901	3,023	1,519,498

Investment Activity:	PIHYB1	PVEIB	PVGOB	PVTIGB	PVTSCB	ROCMC	RVARS	TREI2
Reinvested dividends	$179,989	-	1,344	21,012	7,528	33,809	-	352,913
Asset charges (note 3)	(7,423)	-	-	-	(2,257)	(12,069)	-	(50,237)

Net investment income (loss)	172,566	-	1,344	21,012	5,271	21,740	-	302,676

Realized gain (loss) on investments	(206,594)	14,652	38,195	50,364	2,366	(136,635)	(1,145)	(122,361)
Change in unrealized gain (loss) on investments	314,175	96,449	294,490	147,928	20,145	(181,037)	8,192	817,863

Net gain (loss) on investments	107,581	111,101	332,685	198,292	22,511	(317,672)	7,047	695,502

Reinvested capital gains	-	-	17,325	-	42,727	529,710	-	2,350,350

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$280,147	111,101	351,354	219,304	70,509	233,778	7,047	3,348,528

Investment Activity:	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1	TRBCGP	VWEM	VWHA
Reinvested dividends	$-	244,851	-	45,028	55,797	-	40,981	-
Asset charges (note 3)	(24,918)	(40,059)	(60,530)	(86,149)	(8,343)	(108,896)	(7,788)	(46,812)

Net investment income (loss)	(24,918)	204,792	(60,530)	(41,121)	47,454	(108,896)	33,193	(46,812)

Realized gain (loss) on investments	1,008,712	(16,291)	14,065	261,810	(12,623)	7,772,373	176,413	(3,295,910)
Change in unrealized gain (loss) on investments	3,558,678	(62,243)	2,167,756	7,019,660	298,826	8,968,308	3,913,575	2,871,270

Net gain (loss) on investments	4,567,390	(78,534)	2,181,821	7,281,470	286,203	16,740,681	4,089,988	(424,640)

Reinvested capital gains	952,209	-	3,146,194	4,592,831	241,594	741,670	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,494,681	126,258	5,267,485	11,833,180	575,251	17,373,455	4,123,181	(471,452)

Investment Activity:	VVB	VVCG	VVDV	VVI	VVMCI	VVREI	VVSTC	VVSCG
Reinvested dividends	$225,010	151,255	391,130	103,355	340,134	219,940	89,271	22,196
Asset charges (note 3)	(20,542)	(28,122)	(28,038)	(21,590)	(59,179)	(18,322)	(10,070)	(10,099)

Net investment income (loss)	204,468	123,133	363,092	81,765	280,955	201,618	79,201	12,097

Realized gain (loss) on investments	163,529	202,671	421,740	198,068	889,393	123,492	10,387	(34,386)
Change in unrealized gain (loss) on investments	629,601	2,754,078	(449,932)	3,161,145	2,532,105	(322,915)	(2,057)	745,564

Net gain (loss) on investments	793,130	2,956,749	(28,192)	3,359,213	3,421,498	(199,423)	8,330	711,178

Reinvested capital gains	354,421	332,394	1,304,828	63,215	1,243,254	392,227	7,700	305,928

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,352,019	3,412,276	1,639,728	3,504,193	4,945,707	394,422	95,231	1,029,203

Investment Activity:	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	SVDF
Reinvested dividends	$573,203	116,539	36,074	2,189,857	-	101,086	-	-
Asset charges (note 3)	(51,818)	(3,300)	(15,936)	(55,404)	(8,666)	(9,811)	(20,287)	(14,432)

Net investment income (loss)	521,385	113,239	20,138	2,134,453	(8,666)	91,275	(20,287)	(14,432)

Realized gain (loss) on investments	(4,838)	(509,422)	(405,481)	(831,707)	(45,745)	(330,156)	157,500	(494,007)
Change in unrealized gain (loss) on investments	213,575	1,674,330	2,891,051	1,193,991	926,235	(282,435)	2,512,193	3,496,881

Net gain (loss) on investments	208,737	1,164,908	2,485,570	362,284	880,490	(612,591)	2,669,693	3,002,874

Reinvested capital gains	77,170	-	1,284,220	-	127,475	944,683	1,322,514	853,372

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$807,292	1,278,147	3,789,928	2,496,737	999,299	423,367	3,971,920	3,841,814

Investment Activity:	SVOF	WFVSCG	PVGIB	PIVEMI
Reinvested dividends	$43,502	-	22,251	-
Asset charges (note 3)	(15,296)	(7,981)	-	(326)

Net investment income (loss)	28,206	(7,981)	22,251	(326)

Realized gain (loss) on investments	(12,031)	(4,632)	18,491	142,990
Change in unrealized gain (loss) on investments	649,445	1,027,684	(110,857)	5,618

Net gain (loss) on investments	637,414	1,023,052	(92,366)	148,608

Reinvested capital gains	522,991	152,248	117,234	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,188,611	1,167,319	47,119	148,282

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVGIA		ALVIVA		ALVDAA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$67,907,326	69,374,013	256,176	183,140	166,459	98,895	655	229
Realized gain (loss) on investments	125,613,379	46,700,180	1,489,536	806,879	309,635	52,827	805	(1,555)
Change in unrealized gain (loss) on investments	401,053,879	32,203,948	373,860	94,274	1,375,027	(225,135)	3,090	2,087
Reinvested capital gains	132,921,944	206,359,654	1,767,340	1,358,916	-	-	-	6

Net increase (decrease) in Contract Owners’ Equity resulting from operations	727,496,528	354,637,795	3,886,912	2,443,209	1,851,121	(73,413)	4,550	767

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	241,157,120	214,947,701	997,200	997,498	56,101	62,743	10,183	9,196
Transfers between funds	-	-	(3,373,522)	197,020	(2,718,138)	944,633	95	(37,415)
Surrenders (note 6)	(257,467,102)	(223,413,580)	(2,401,886)	(853,576)	(5,180)	(34,837)	(9,134)	(922)
Death benefits (note 4)	(28,896,671)	(19,933,699)	(93,207)	(162,535)	(313)	(113,299)	(34)	-
Net policy repayments (loans) (note 5)	(9,689,507)	(4,371,264)	(32,176)	(80,714)	(25,314)	(9,202)	330	(137)
Deductions for surrender charges (note 2)	(75,307)	(88,731)	-	(32)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(110,531,847)	(109,803,006)	(412,046)	(412,643)	(102,745)	(100,542)	(7,516)	(6,764)
Asset charges (note 3):
FPVUL & VEL contracts	(4,477,118)	(5,013,433)	(9,254)	(10,861)	(3,740)	(3,474)	(120)	(195)
MSP contracts	(270,698)	(267,404)	-	-	-	-	-	-
SL contracts or LSFP contracts	(630,077)	(642,587)	(1,091)	(1,137)	-	-	-	-
Adjustments to maintain reserves	264,641	66,349	35	129	60	27	11	(16)

Net equity transactions	(170,616,566)	(148,519,654)	(5,325,947)	(326,851)	(2,799,269)	746,049	(6,185)	(36,253)

Net change in Contract Owners’ Equity	556,879,962	206,118,141	(1,439,035)	2,116,358	(948,148)	672,636	(1,635)	(35,486)
Contract Owners’ Equity beginning of period	4,733,099,813	4,526,981,672	24,692,434	22,576,076	9,032,273	8,359,637	29,320	64,806

Contract Owners’ Equity end of period	$5,289,979,775	4,733,099,813	23,253,399	24,692,434	8,084,125	9,032,273	27,685	29,320

CHANGES IN UNITS:
Beginning units	246,660,844	249,805,767	781,559	794,184	1,068,396	981,220	2,379	5,447
Units purchased	41,621,557	38,573,195	56,162	97,078	6,665	132,544	845	794
Units redeemed	(43,429,230)	(41,718,118)	(219,144)	(109,703)	(313,468)	(45,368)	(1,265)	(3,862)

Ending units	244,853,171	246,660,844	618,577	781,559	761,593	1,068,396	1,959	2,379

	ALVSVA		ACVIP1		ACVCA		ACVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$76,326	95,688	559,292	213,076	(1,563)	(1,352)	457,753	426,520
Realized gain (loss) on investments	(360,753)	(305,256)	(206,207)	(117,230)	6,363	(53,917)	1,162,674	371,827
Change in unrealized gain (loss) on investments	1,813,419	3,440,962	406,893	(51,762)	44,123	20,702	1,593,521	1,164,262
Reinvested capital gains	989,557	1,047,125	-	47,854	83,851	57,974	454,138	338,152

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,518,549	4,278,519	759,978	91,938	132,774	23,407	3,668,086	2,300,761

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	525,164	1,644,940	863,778	420,565	1,622	995	530,378	573,968
Transfers between funds	(1,857,541)	(918,086)	2,252,009	13,205,298	1,051	54,201	(581,548)	(414,361)
Surrenders (note 6)	(620,789)	(1,500,075)	(1,113,229)	(146,949)	(27,885)	-	(957,921)	(732,368)
Death benefits (note 4)	(46,399)	(246,951)	(91,049)	(3,282)	(30,538)	(317)	(225,500)	(65,914)
Net policy repayments (loans) (note 5)	(40,931)	26,490	(655)	(44,823)	(917)	(6,936)	(43,271)	40,035
Deductions for surrender charges (note 2)	(107)	(760)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(317,178)	(326,930)	(223,577)	(106,738)	(7,106)	(7,081)	(695,050)	(727,834)
Asset charges (note 3):
FPVUL & VEL contracts	(25,374)	(25,937)	(230)	(211)	(81)	(94)	(39,786)	(49,399)
MSP contracts	(791)	(1,292)	-	-	-	-	(2,567)	(2,438)
SL contracts or LSFP contracts	(1,053)	(909)	-	-	-	-	(4,633)	(4,684)
Adjustments to maintain reserves	120	99	667	9,766	(7)	9	48	33

Net equity transactions	(2,384,879)	(1,349,411)	1,687,714	13,333,626	(63,861)	40,777	(2,019,850)	(1,382,962)

Net change in Contract Owners’ Equity	133,670	2,929,108	2,447,692	13,425,564	68,913	64,184	1,648,236	917,799
Contract Owners’ Equity beginning of period	21,145,299	18,216,191	18,906,113	5,480,549	642,966	578,782	19,116,463	18,198,664

Contract Owners’ Equity end of period	$21,278,969	21,145,299	21,353,805	18,906,113	711,879	642,966	20,764,699	19,116,463

CHANGES IN UNITS:
Beginning units	460,947	496,940	1,956,661	592,890	55,448	51,411	671,446	724,329
Units purchased	11,993	55,946	429,905	1,524,582	3,726	7,076	19,908	28,703
Units redeemed	(62,667)	(91,939)	(255,474)	(160,811)	(8,622)	(3,039)	(84,139)	(81,586)

Ending units	410,273	460,947	2,131,092	1,956,661	50,552	55,448	607,215	671,446

	ACVIP2		ACVI		ACVMV1		ACVU1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$239,645	169,764	8,859	13,171	243,451	256,336	198	762
Realized gain (loss) on investments	(195,839)	(280,531)	(46,865)	(24,989)	2,174,332	650,476	16,978	(9,261)
Change in unrealized gain (loss) on investments	287,851	442,667	406,464	(41,076)	(1,062,530)	1,583,924	61,548	11,788
Reinvested capital gains	-	68,878	-	-	392,941	662,743	12,451	29,328

Net increase (decrease) in Contract Owners’ Equity resulting from operations	331,657	400,778	368,458	(52,894)	1,748,194	3,153,479	91,175	32,617

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	319,951	208,158	(12,055)	37,381	3,063,582	2,008,345	-	(28)
Transfers between funds	(150,671)	276,991	(2,553,545)	2,205,842	(4,614,923)	3,380,248	(351,016)	(168,750)
Surrenders (note 6)	(419,359)	(594,029)	(152,978)	-	(3,380,365)	(1,969,265)	-	-
Death benefits (note 4)	(25,250)	(19,227)	(1,864)	(16,463)	(83,097)	(16,126)	-	(31,827)
Net policy repayments (loans) (note 5)	55,043	9,756	88,100	10,713	(309,802)	(560,576)	-	-
Deductions for surrender charges (note 2)	(589)	(980)	-	-	(827)	(1,030)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(299,149)	(457,129)	(41,918)	(80,473)	(476,473)	(524,739)	(3,830)	(7,255)
Asset charges (note 3):
FPVUL & VEL contracts	(15,091)	(19,530)	-	-	(25,555)	(28,619)	-	-
MSP contracts	(863)	(871)	-	-	(1,003)	(856)	-	-
SL contracts or LSFP contracts	(12,499)	(10,081)	-	-	(2,504)	(2,274)	-	-
Adjustments to maintain reserves	(3)	(2)	3,220	(596)	(181)	40	26	(5)

Net equity transactions	(548,480)	(606,944)	(2,671,040)	2,156,404	(5,831,148)	2,285,148	(354,820)	(207,865)

Net change in Contract Owners’ Equity	(216,823)	(206,166)	(2,302,582)	2,103,510	(4,082,954)	5,438,627	(263,645)	(175,248)
Contract Owners’ Equity beginning of period	9,320,785	9,526,951	3,579,842	1,476,332	18,828,526	13,389,899	575,807	751,055

Contract Owners’ Equity end of period	$9,103,962	9,320,785	1,277,260	3,579,842	14,745,572	18,828,526	312,162	575,807

CHANGES IN UNITS:
Beginning units	573,519	611,924	267,024	103,448	573,834	500,601	25,536	34,702
Units purchased	25,105	49,043	7,406	176,570	68,482	197,372	-	-
Units redeemed	(58,285)	(87,448)	(202,024)	(12,994)	(239,039)	(124,139)	(15,040)	(9,166)

Ending units	540,339	573,519	72,406	267,024	403,277	573,834	10,496	25,536

	ACVV		AMVAA2		AMVBD2		AMVGS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$376,779	367,831	151,016	102,057	1,338,282	1,149,378	2,501	456
Realized gain (loss) on investments	905,789	529,693	77,588	41,453	(24,963)	(11,246)	(113,763)	(95,724)
Change in unrealized gain (loss) on investments	822,243	3,569,445	828,101	289,198	161,537	617,286	395,164	(127,729)
Reinvested capital gains	-	-	408,862	151,298	1,071,028	251,767	-	228,140

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,104,811	4,466,969	1,465,567	584,006	2,545,884	2,007,185	283,902	5,143

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	664,977	795,754	657,061	355,012	848	-	69,153	84,939
Transfers between funds	(1,673,980)	2,801,057	2,735,699	2,221,773	(359)	(4,084)	(163,115)	(312,582)
Surrenders (note 6)	(569,938)	(3,212,897)	(590,568)	(50,804)	(839)	(1,187)	-	(7,324)
Death benefits (note 4)	(22,427)	(19,357)	(37,458)	-	(180,913)	-	(250)	(1,516)
Net policy repayments (loans) (note 5)	(22,688)	(175,120)	(13,851)	13,412	(32)	(419)	(14)	(2,480)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(383,730)	(341,643)	(224,670)	(146,069)	(669,278)	(683,020)	(19,163)	(15,764)
Asset charges (note 3):
FPVUL & VEL contracts	(5,259)	(4,678)	(2,220)	(1,262)	(18)	(21)	(20)	(12)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	289	567	176	35	15	216	10	17

Net equity transactions	(2,012,756)	(156,317)	2,524,169	2,392,097	(850,576)	(688,515)	(113,399)	(254,722)

Net change in Contract Owners’ Equity	92,055	4,310,652	3,989,736	2,976,103	1,695,308	1,318,670	170,503	(249,579)
Contract Owners’ Equity beginning of period	25,652,949	21,342,297	8,143,235	5,167,132	71,783,173	70,464,503	1,294,587	1,544,166

Contract Owners’ Equity end of period	$25,745,004	25,652,949	12,132,971	8,143,235	73,478,481	71,783,173	1,465,090	1,294,587

CHANGES IN UNITS:
Beginning units	721,213	723,165	511,756	354,629	5,580,079	5,633,226	103,367	125,623
Units purchased	26,716	128,366	203,046	176,756	19	72	4,099	10,122
Units redeemed	(79,848)	(130,318)	(57,068)	(19,629)	(64,653)	(53,219)	(14,396)	(32,378)

Ending units	668,081	721,213	657,734	511,756	5,515,445	5,580,079	93,070	103,367

	AMVGR2		AMVI2		AMVNW2		BRVHYI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$69,329	95,956	109,637	70,150	6,511	1,775	294,200	232,442
Realized gain (loss) on investments	(523,739)	152,600	(269,099)	(226,694)	150,603	(50)	130,308	(57,340)
Change in unrealized gain (loss) on investments	3,624,849	(171,097)	2,462,153	(83,550)	85,957	3,110	(37,663)	351,867
Reinvested capital gains	2,298,847	1,617,818	109,634	463,255	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,469,286	1,695,277	2,412,325	223,161	243,071	4,835	386,845	526,969

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	849,114	647,989	1,205,228	881,456	43,660	130	312,164	70,145
Transfers between funds	2,978,094	(1,613,358)	3,802,065	152,991	656,322	378,099	2,768,162	839,694
Surrenders (note 6)	(117,885)	(215,958)	(1,575,459)	(247,231)	(367,078)	-	(703,727)	(157,787)
Death benefits (note 4)	(139,856)	(15,173)	(20,532)	(6,959)	-	-	(2,188)	-
Net policy repayments (loans) (note 5)	36,508	(26,400)	(40,488)	10,415	(2,106)	-	(124)	(15,523)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(322,097)	(260,015)	(148,456)	(114,781)	(21,389)	(903)	(77,220)	(46,995)
Asset charges (note 3):
FPVUL & VEL contracts	(265)	(70)	(810)	(346)	(140)	-	(450)	(145)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	513	(78)	2,253	54	(3)	4	(181)	(346)

Net equity transactions	3,284,126	(1,483,063)	3,223,801	675,599	309,266	377,330	2,296,436	689,043

Net change in Contract Owners’ Equity	8,753,412	212,214	5,636,126	898,760	552,337	382,165	2,683,281	1,216,012
Contract Owners’ Equity beginning of period	17,654,348	17,442,134	6,141,890	5,243,130	382,165	-	4,940,997	3,724,985

Contract Owners’ Equity end of period	$26,407,760	17,654,348	11,778,016	6,141,890	934,502	382,165	7,624,278	4,940,997

CHANGES IN UNITS:
Beginning units	1,038,111	1,120,259	574,103	506,463	36,783	-	468,168	397,942
Units purchased	202,916	47,871	386,092	191,858	70,912	36,871	317,251	91,744
Units redeemed	(28,995)	(130,019)	(125,683)	(124,218)	(38,044)	(88)	(110,951)	(21,518)

Ending units	1,212,032	1,038,111	834,512	574,103	69,651	36,783	674,468	468,168

	MLVLC2		MLVGA2		CVSPIP		DAVVL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,361	13,389	117,587	101,869	9,856	6,967	22,817	41,970
Realized gain (loss) on investments	30,758	(87,939)	72,561	(25,132)	25,203	43	(250,640)	(280,753)
Change in unrealized gain (loss) on investments	(141,567)	128,244	953,115	280,171	84,755	49,896	696,314	101,850
Reinvested capital gains	351,648	121,562	103,152	-	30,636	6,423	312,084	546,456

Net increase (decrease) in Contract Owners’ Equity resulting from operations	252,200	175,256	1,246,415	356,908	150,450	63,329	780,575	409,523

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	117,287	350,833	341,991	422,961	257	902,869	137,517	190,399
Transfers between funds	(652,912)	(697,454)	861,972	(114,065)	92,873	(805,082)	(444,291)	853,256
Surrenders (note 6)	(155)	(131,862)	(700,511)	(735,680)	-	-	(93,438)	(298,484)
Death benefits (note 4)	(3,371)	(15,605)	(22,943)	(42,694)	(30,585)	-	(25)	-
Net policy repayments (loans) (note 5)	(8,073)	87,253	8,862	(46,616)	(767)	(122)	(38,748)	11,185
Deductions for surrender charges (note 2)	-	-	(55)	(221)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,883)	(32,293)	(388,700)	(416,298)	(7,428)	(5,294)	(49,666)	(43,449)
Asset charges (note 3):
FPVUL & VEL contracts	(2)	(18)	(18,420)	(25,548)	-	-	(2,432)	(2,290)
MSP contracts	-	-	(1,049)	(1,072)	-	-	-	-
SL contracts or LSFP contracts	-	-	(3,597)	(4,215)	-	-	-	-
Adjustments to maintain reserves	3	20	(12)	(3)	1	11	22	10

Net equity transactions	(571,106)	(439,126)	77,538	(963,451)	54,351	92,382	(491,061)	710,627

Net change in Contract Owners’ Equity	(318,906)	(263,870)	1,323,953	(606,543)	204,801	155,711	289,514	1,120,150
Contract Owners’ Equity beginning of period	1,663,555	1,927,425	9,079,551	9,686,094	709,205	553,494	3,623,452	2,503,302

Contract Owners’ Equity end of period	$1,344,649	1,663,555	10,403,504	9,079,551	914,006	709,205	3,912,966	3,623,452

CHANGES IN UNITS:
Beginning units	76,545	97,677	530,848	588,721	57,324	49,793	243,210	187,283
Units purchased	4,876	23,582	87,369	37,949	6,481	79,246	17,105	84,774
Units redeemed	(30,626)	(44,714)	(64,610)	(95,822)	(2,830)	(71,715)	(46,114)	(28,847)

Ending units	50,795	76,545	553,607	530,848	60,975	57,324	214,201	243,210

	DWVEMS		DWVSVS		DFVGMI		DFVIPS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,569	12,638	87,424	73,757	2,401	-	95,812	65,133
Realized gain (loss) on investments	41,230	(118,539)	31,398	(395,736)	14	-	(39,052)	(17,693)
Change in unrealized gain (loss) on investments	1,021,545	345,215	1,323,114	3,291,330	1,635	-	81,037	(169,715)
Reinvested capital gains	-	49,432	690,094	1,340,874	1,061	-	-	3,543

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,067,344	288,746	2,132,030	4,310,225	5,111	-	137,797	(118,732)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	757,789	668,318	1,090,768	775,129	3,936	-	2,095	64
Transfers between funds	(48,238)	208,330	1,815,115	920,275	148,923	-	(1,044,786)	5,326,807
Surrenders (note 6)	(65,777)	(68,458)	(744,900)	(92,578)	-	-	(130,000)	(79,000)
Death benefits (note 4)	-	-	(65,315)	(56,484)	-	-	(17,907)	-
Net policy repayments (loans) (note 5)	(130)	(1,736)	(36,151)	(21,303)	-	-	-	-
Deductions for surrender charges (note 2)	-	-	(79)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(55,561)	(55,636)	(330,841)	(261,510)	(718)	-	(37,542)	(7,380)
Asset charges (note 3):
FPVUL & VEL contracts	(67)	(52)	(4,381)	(2,067)	(58)	-	(172)	(118)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	20	19	(28,240)	130	4	-	7	3

Net equity transactions	588,036	750,785	1,695,976	1,261,592	152,087	-	(1,228,305)	5,240,376

Net change in Contract Owners’ Equity	1,655,380	1,039,531	3,828,006	5,571,817	157,198	-	(1,090,508)	5,121,644
Contract Owners’ Equity beginning of period	3,089,001	2,049,470	18,632,616	13,060,799	-	-	5,121,644	-

Contract Owners’ Equity end of period	$4,744,381	3,089,001	22,460,622	18,632,616	157,198	-	4,031,136	5,121,644

CHANGES IN UNITS:
Beginning units	308,163	231,836	1,068,310	980,158	-	-	520,430	-
Units purchased	92,058	111,825	202,545	222,896	14,478	-	2,436	529,203
Units redeemed	(62,800)	(35,498)	(116,444)	(134,744)	(73)	-	(125,481)	(8,773)

Ending units	337,421	308,163	1,154,411	1,068,310	14,405	-	397,385	520,430

	DFVIS		DFVUTV		DVMCS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27,025	19,265	19,453	17,386	24,763	21,071	508,105	644,678
Realized gain (loss) on investments	15,483	(23,621)	49,967	(95,160)	(54,205)	(120,562)	5,358,841	3,267,414
Change in unrealized gain (loss) on investments	201,711	45,959	4,183	449,548	417,500	270,397	1,673,393	9,684,971
Reinvested capital gains	31,843	7,368	148,802	75,515	47,119	180,460	4,561,956	7,680,217

Net increase (decrease) in Contract Owners’ Equity resulting from operations	276,062	48,971	222,405	447,289	435,177	351,366	12,102,295	21,277,280

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	191	204	(140)	561	333,726	145,799	3,892,557	3,455,314
Transfers between funds	239,615	(167,478)	(402,239)	430,700	108,480	(289,830)	(6,767,440)	3,805,842
Surrenders (note 6)	(35,000)	(14,942)	(77,000)	(35,885)	(56,707)	(82,479)	(5,679,549)	(4,128,661)
Death benefits (note 4)	(4,101)	(3,584)	(10,834)	(7,052)	(11,627)	(44,989)	(465,517)	(303,924)
Net policy repayments (loans) (note 5)	-	-	-	-	(13,867)	23,001	(305,135)	(497,052)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(612)	(1,133)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,793)	(7,602)	(22,474)	(15,252)	(40,457)	(38,482)	(1,679,252)	(1,488,559)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(60)	(25)	(44,329)	(41,377)
MSP contracts	-	-	-	-	-	-	(1,195)	(925)
SL contracts or LSFP contracts	-	-	-	-	-	-	(7,704)	(6,668)
Adjustments to maintain reserves	12	8	7	15	(3)	37	(48,637)	459

Net equity transactions	191,924	(193,394)	(512,680)	373,087	319,485	(286,968)	(11,106,813)	793,316

Net change in Contract Owners’ Equity	467,986	(144,423)	(290,275)	820,376	754,662	64,398	995,482	22,070,596
Contract Owners’ Equity beginning of period	877,242	1,021,665	2,789,935	1,969,559	2,583,205	2,518,807	106,432,931	84,362,335

Contract Owners’ Equity end of period	$1,345,228	877,242	2,499,660	2,789,935	3,337,867	2,583,205	107,428,413	106,432,931

CHANGES IN UNITS:
Beginning units	85,815	105,953	239,703	215,294	70,707	79,448	3,029,148	3,013,709
Units purchased	19,492	-	2	29,942	16,493	5,647	111,612	313,967
Units redeemed	(3,830)	(20,138)	(43,645)	(5,533)	(7,947)	(14,388)	(417,138)	(298,528)

Ending units	101,477	85,815	196,060	239,703	79,253	70,707	2,723,622	3,029,148

	DSIF		DSRG		DCAP		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,752,972	8,442,585	131,929	139,570	269,362	316,096	-	-
Realized gain (loss) on investments	33,667,675	27,801,793	482,817	351,441	118,962	49,053	111,290	49,312
Change in unrealized gain (loss) on investments	51,827,149	(2,033,461)	267,873	(480,482)	1,946,859	(1,823,974)	125,475	17,610
Reinvested capital gains	12,067,944	15,562,830	762,609	1,067,074	2,612,792	2,952,589	11,302	73,582

Net increase (decrease) in Contract Owners’ Equity resulting from operations	106,315,740	49,773,747	1,645,228	1,077,603	4,947,975	1,493,764	248,067	140,504

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	20,208,758	17,443,442	591,044	636,539	662,623	693,058	58,277	94,501
Transfers between funds	65,765,481	10,494,808	(289,358)	(60,698)	(705,509)	(746,478)	179,303	(55,937)
Surrenders (note 6)	(20,641,467)	(19,212,219)	(802,905)	(797,863)	(568,488)	(2,043,962)	(66,081)	(37,835)
Death benefits (note 4)	(3,139,731)	(1,429,110)	(89,058)	(78,466)	(201,886)	(25,195)	(608)	-
Net policy repayments (loans) (note 5)	(2,195,010)	(1,236,405)	(4,625)	43,420	(23,321)	79,030	20,302	(5,578)
Deductions for surrender charges (note 2)	(3,526)	(2,760)	(3)	(18)	(258)	(311)	(4)	(4)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,967,464)	(10,183,708)	(617,779)	(655,264)	(687,248)	(717,630)	(32,186)	(33,745)
Asset charges (note 3):
FPVUL & VEL contracts	(361,742)	(403,117)	(41,017)	(45,292)	(46,226)	(51,856)	(2,561)	(2,781)
MSP contracts	(13,493)	(12,001)	(1,367)	(1,295)	(1,754)	(1,628)	-	-
SL contracts or LSFP contracts	(67,830)	(67,657)	(1,097)	(1,500)	(4,591)	(5,254)	(686)	(490)
Adjustments to maintain reserves	(45,240)	3,874	1,986	1,199	(54)	(7)	17	(19)

Net equity transactions	48,538,736	(4,604,853)	(1,254,179)	(959,238)	(1,576,712)	(2,820,233)	155,773	(41,888)

Net change in Contract Owners’ Equity	154,854,476	45,168,894	391,049	118,365	3,371,263	(1,326,469)	403,840	98,616
Contract Owners’ Equity beginning of period	478,455,050	433,286,156	11,294,775	11,176,410	18,964,648	20,291,117	1,050,101	951,485

Contract Owners’ Equity end of period	$633,309,526	478,455,050	11,685,824	11,294,775	22,335,911	18,964,648	1,453,941	1,050,101

CHANGES IN UNITS:
Beginning units	19,688,978	19,872,339	461,676	503,710	680,407	800,138	40,468	42,927
Units purchased	4,069,434	1,824,459	25,562	32,508	23,363	59,972	8,782	4,170
Units redeemed	(2,078,108)	(2,007,820)	(75,754)	(74,542)	(79,442)	(179,703)	(4,310)	(6,629)

Ending units	21,680,304	19,688,978	411,484	461,676	624,328	680,407	44,940	40,468

	DVIV		DSGIBA		SVSSVB		SVSLVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49,371	65,598	1,039	-	297	56	236	490
Realized gain (loss) on investments	1,789	(109,793)	154	17	3,386	(6,309)	(1,918)	6,193
Change in unrealized gain (loss) on investments	914,139	(30,414)	6,104	250	9,613	14,993	10,446	(20,336)
Reinvested capital gains	-	-	-	-	4,519	20,455	-	5,236

Net increase (decrease) in Contract Owners’ Equity resulting from operations	965,299	(74,609)	7,297	267	17,815	29,195	8,764	(8,417)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	35,608	39,144	4,624	1,221	693	-	201	(5)
Transfers between funds	117,349	(510,632)	47,690	24,921	(7,700)	(2,676)	(62,618)	(23,726)
Surrenders (note 6)	(40,089)	(55,089)	(2,380)	(1,491)	23,735	-	-	(21,651)
Death benefits (note 4)	(30,197)	(5,157)	-	-	(1,421)	-	(657)	(3,319)
Net policy repayments (loans) (note 5)	(181,242)	(36,024)	338	3	(28,123)	(7,780)	(41)	(2,972)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,578)	(56,105)	(1,612)	(420)	(8,841)	(7,872)	(1,083)	(2,673)
Asset charges (note 3):
FPVUL & VEL contracts	(133)	(73)	(171)	(45)	(24)	(68)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	31	15	-	1	20	8	(13)	5

Net equity transactions	(155,251)	(623,921)	48,489	24,190	(21,661)	(18,388)	(64,211)	(54,341)

Net change in Contract Owners’ Equity	810,048	(698,530)	55,786	24,457	(3,846)	10,807	(55,447)	(62,758)
Contract Owners’ Equity beginning of period	3,255,207	3,953,737	24,457	-	219,472	208,665	79,090	141,848

Contract Owners’ Equity end of period	$4,065,255	3,255,207	80,243	24,457	215,626	219,472	23,643	79,090

CHANGES IN UNITS:
Beginning units	180,986	216,185	2,350	-	13,045	14,430	6,208	10,596
Units purchased	15,411	3,063	4,656	2,541	1,339	681	26	13
Units redeemed	(20,084)	(38,262)	(390)	(191)	(2,691)	(2,066)	(4,717)	(4,401)

Ending units	176,313	180,986	6,616	2,350	11,693	13,045	1,517	6,208

	ETVFR		FVCA2P		FQB		FRESS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,349,452	2,312,563	10,290	12,092	777,903	864,340	154	-
Realized gain (loss) on investments	(265,207)	(766,721)	(19,797)	(7,679)	(147,377)	(51,284)	2	-
Change in unrealized gain (loss) on investments	369,951	4,475,338	75,748	(33,120)	314,432	96,277	119	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,454,196	6,021,180	66,241	(28,707)	944,958	909,333	275	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	306,608	321,886	19,281	21,710	652,637	791,646	81	-
Transfers between funds	12,971	3,397,156	(38,821)	33,340	(347,004)	(81,969)	10,456	-
Surrenders (note 6)	(889,444)	(537,378)	(80,423)	(17,080)	(1,286,020)	(1,276,326)	-	-
Death benefits (note 4)	(131,983)	(22,036)	-	-	(205,496)	(344,465)	-	-
Net policy repayments (loans) (note 5)	(13,849)	(48,961)	24,446	(3,602)	83,959	41,379	201	-
Deductions for surrender charges (note 2)	-	-	(10)	(35)	(240)	(231)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(936,553)	(846,871)	(18,278)	(21,657)	(713,236)	(781,792)	(64)	-
Asset charges (note 3):
FPVUL & VEL contracts	(844)	(612)	(1,260)	(1,753)	(38,807)	(51,872)	(18)	-
MSP contracts	-	-	-	-	(2,619)	(2,869)	-	-
SL contracts or LSFP contracts	-	-	(363)	(409)	(4,105)	(5,233)	-	-
Adjustments to maintain reserves	13,135	482	(7)	(2)	12	40	(5)	-

Net equity transactions	(1,639,959)	2,263,666	(95,435)	10,512	(1,860,919)	(1,711,692)	10,651	-

Net change in Contract Owners’ Equity	814,237	8,284,846	(29,194)	(18,195)	(915,961)	(802,359)	10,926	-
Contract Owners’ Equity beginning of period	71,736,301	63,451,455	677,417	695,612	24,488,403	25,290,762	-	-

Contract Owners’ Equity end of period	$72,550,538	71,736,301	648,223	677,417	23,572,442	24,488,403	10,926	-

CHANGES IN UNITS:
Beginning units	5,996,803	5,769,523	41,070	40,403	1,087,537	1,164,659	-	-
Units purchased	123,620	419,480	1,460	3,551	51,347	51,273	1,069	-
Units redeemed	(249,043)	(192,200)	(7,108)	(2,884)	(132,325)	(128,395)	(8)	-

Ending units	5,871,380	5,996,803	35,422	41,070	1,006,559	1,087,537	1,061	-

	FCS		FNRS2		FEIS		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$198,246	139,251	88,303	34,207	982,594	1,223,394	32,777	31,950
Realized gain (loss) on investments	456,191	836,270	(266,044)	(160,950)	1,186,056	2,334,674	41,677	28,707
Change in unrealized gain (loss) on investments	3,747,085	(1,478,476)	(143,089)	2,032,472	4,048,194	2,162,641	156,134	(1,999)
Reinvested capital gains	1,658,851	2,642,744	3,258	-	1,278,970	3,649,305	47,529	48,953

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,060,373	2,139,789	(317,572)	1,905,729	7,495,814	9,370,014	278,117	107,611

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	372,624	227,468	407,918	568,686	2,137,865	2,607,407	53,012	50,878
Transfers between funds	(43,604)	(3,993,111)	(682,669)	610,002	961,242	(930,611)	(40,759)	53,126
Surrenders (note 6)	(1,442,787)	(1,542,907)	(714,841)	(815,429)	(2,794,309)	(4,057,397)	(128,914)	(27,625)
Death benefits (note 4)	(376,071)	(327,830)	(25,755)	(33,360)	(478,326)	(288,027)	(1,036)	(15,769)
Net policy repayments (loans) (note 5)	216,751	(27,576)	10,062	145,619	40,484	(330,076)	(25,581)	(13,573)
Deductions for surrender charges (note 2)	-	-	(411)	(898)	(1,552)	(2,248)	-	(4)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(453,092)	(444,027)	(262,024)	(313,806)	(2,167,380)	(2,213,344)	(62,158)	(59,667)
Asset charges (note 3):
FPVUL & VEL contracts	(2,053)	(1,793)	(14,670)	(17,987)	(128,285)	(145,129)	(3,990)	(4,598)
MSP contracts	-	-	(967)	(997)	(6,020)	(5,972)	(4,267)	(3,924)
SL contracts or LSFP contracts	-	-	(4,077)	(5,021)	(16,510)	(17,134)	(384)	(450)
Adjustments to maintain reserves	(65,963)	14,171	(20)	16	584	737	14	(17)

Net equity transactions	(1,794,195)	(6,095,605)	(1,287,454)	136,825	(2,452,207)	(5,381,794)	(214,063)	(21,623)

Net change in Contract Owners’ Equity	4,266,178	(3,955,816)	(1,605,026)	2,042,554	5,043,607	3,988,220	64,054	85,988
Contract Owners’ Equity beginning of period	30,100,223	34,056,039	8,159,951	6,117,397	60,289,878	56,301,658	2,307,272	2,221,284

Contract Owners’ Equity end of period	$34,366,401	30,100,223	6,554,925	8,159,951	65,333,485	60,289,878	2,371,326	2,307,272

CHANGES IN UNITS:
Beginning units	1,007,437	1,229,565	389,722	390,067	2,126,322	2,345,447	123,827	125,604
Units purchased	34,224	49,359	28,214	52,776	141,490	184,640	3,390	11,292
Units redeemed	(96,070)	(271,487)	(95,934)	(53,121)	(219,551)	(403,765)	(14,605)	(13,069)

Ending units	945,591	1,007,437	322,002	389,722	2,048,261	2,126,322	112,612	123,827

	FF20S		FF30S		FFINS		FGOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$446,865	418,821	274,862	194,393	16,636	11,606	(162)	(86)
Realized gain (loss) on investments	896,924	584,496	467,464	324,829	12,085	2,529	(2,341)	(10,388)
Change in unrealized gain (loss) on investments	2,731,068	(91,861)	2,056,419	(96,024)	36,794	9,956	49,845	1,875
Reinvested capital gains	940,956	877,797	620,357	495,769	8,442	10,223	32,926	5,913

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,015,813	1,789,253	3,419,102	918,967	73,957	34,314	80,268	(2,686)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,019,098	1,916,767	1,558,974	2,794,468	47	79	(5,309)	1,384
Transfers between funds	(2,892,576)	4,097,899	5,978,171	209,861	285,841	(269,671)	(21,524)	(76,935)
Surrenders (note 6)	(2,810,339)	(582,195)	(1,060,879)	(330,926)	(38,000)	(15,906)	(96,040)	-
Death benefits (note 4)	(56,725)	(1,053,528)	(42,312)	(30,288)	(3,440)	(5,331)	(2,734)	(1,191)
Net policy repayments (loans) (note 5)	20,882	168,296	(54,087)	(32,995)	-	-	96,040	-
Deductions for surrender charges (note 2)	(784)	(246)	(1,124)	(1,180)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(693,233)	(665,223)	(393,250)	(332,867)	(7,706)	(8,178)	(6,845)	(6,865)
Asset charges (note 3):
FPVUL & VEL contracts	(12,193)	(14,172)	(20,037)	(19,198)	-	-	-	-
MSP contracts	(3,589)	(3,876)	(1,823)	(1,576)	-	-	-	-
SL contracts or LSFP contracts	(5,258)	(5,650)	(1,128)	(1,168)	-	-	-	-
Adjustments to maintain reserves	83	181	(76)	57	13	(1)	43,373	309

Net equity transactions	(2,434,634)	3,858,253	5,962,429	2,254,188	236,755	(299,008)	6,961	(83,298)

Net change in Contract Owners’ Equity	2,581,179	5,647,506	9,381,531	3,173,155	310,712	(264,694)	87,229	(85,984)
Contract Owners’ Equity beginning of period	33,032,291	27,384,785	15,880,362	12,707,207	965,432	1,230,126	351,314	437,298

Contract Owners’ Equity end of period	$35,613,470	33,032,291	25,261,893	15,880,362	1,276,144	965,432	438,543	351,314

CHANGES IN UNITS:
Beginning units	1,731,090	1,516,176	788,851	670,689	78,879	104,625	16,574	20,793
Units purchased	294,698	420,340	325,825	245,843	21,187	-	1	75
Units redeemed	(426,665)	(205,426)	(72,889)	(127,681)	(3,764)	(25,746)	(1,200)	(4,294)

Ending units	1,599,123	1,731,090	1,041,787	788,851	96,302	78,879	15,375	16,574

	FGS		FHIS		FIP		FIGBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,266	(70,579)	643,546	672,461	844,828	606,990	3,973,538	4,004,748
Realized gain (loss) on investments	11,522,015	2,610,095	(206,714)	(211,169)	3,239,033	1,887,634	(89,433)	(204,023)
Change in unrealized gain (loss) on investments	10,254,644	(10,188,118)	459,481	1,266,607	6,316,251	3,029,372	2,583,555	3,497,427
Reinvested capital gains	6,999,834	8,191,795	-	-	170,677	50,473	844,687	81,868

Net increase (decrease) in Contract Owners’ Equity resulting from operations	28,815,759	543,193	896,313	1,727,899	10,570,789	5,574,469	7,312,347	7,380,020

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,061,140	4,097,522	381,122	366,082	3,861	5,229	2,486,862	2,532,039
Transfers between funds	(2,601,298)	(806,936)	(1,125,928)	(267,096)	(2,077,603)	(238,990)	(5,174,067)	10,783,694
Surrenders (note 6)	(4,734,576)	(3,142,937)	(676,890)	(646,973)	(1,664,000)	(844,463)	(4,067,859)	(2,315,119)
Death benefits (note 4)	(709,548)	(423,104)	(242,076)	(13,860)	(217,876)	(241,755)	(591,772)	(401,534)
Net policy repayments (loans) (note 5)	(152,710)	(186,588)	40,689	30,074	-	-	28,139	(132,672)
Deductions for surrender charges (note 2)	(313)	(1,636)	-	-	-	-	(82)	(456)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,382,460)	(3,377,607)	(410,874)	(428,781)	(442,130)	(397,599)	(2,112,942)	(2,126,907)
Asset charges (note 3):
FPVUL & VEL contracts	(181,552)	(195,612)	(17,007)	(22,174)	-	-	(18,808)	(23,897)
MSP contracts	(6,523)	(5,840)	(1,729)	(1,647)	-	-	(3,499)	(3,726)
SL contracts or LSFP contracts	(16,080)	(16,383)	(2,092)	(2,322)	-	-	(7,642)	(8,076)
Adjustments to maintain reserves	50,063	1,055	(16)	43	189	331	(90,941)	854

Net equity transactions	(7,673,857)	(4,058,066)	(2,054,801)	(986,654)	(4,397,559)	(1,717,247)	(9,552,611)	8,304,200

Net change in Contract Owners’ Equity	21,141,902	(3,514,873)	(1,158,488)	741,245	6,173,230	3,857,222	(2,240,264)	15,684,220
Contract Owners’ Equity beginning of period	86,005,841	89,520,714	13,483,822	12,742,577	50,693,063	46,835,841	186,155,320	170,471,100

Contract Owners’ Equity end of period	$107,147,743	86,005,841	12,325,334	13,483,822	56,866,293	50,693,063	183,915,056	186,155,320

CHANGES IN UNITS:
Beginning units	3,646,974	3,760,319	607,022	656,054	2,755,616	2,841,994	10,948,211	10,467,562
Units purchased	180,441	334,362	20,415	44,241	20	-	148,118	918,336
Units redeemed	(442,061)	(447,707)	(108,930)	(93,273)	(210,606)	(86,378)	(698,492)	(437,687)

Ending units	3,385,354	3,646,974	518,507	607,022	2,545,030	2,755,616	10,397,837	10,948,211

	FMCS		FMMP		FOS		FVSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$223,849	127,998	27,974	1,420	227,533	210,115	50,239	34,110
Realized gain (loss) on investments	936,571	(77,131)	-	-	140,350	201,818	144,209	173,115
Change in unrealized gain (loss) on investments	4,762,380	1,999,382	-	-	4,075,551	(1,371,624)	(426,181)	77,116
Reinvested capital gains	1,878,041	2,510,379	-	-	16,315	27,212	866,729	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	7,800,841	4,560,628	27,974	1,420	4,459,749	(932,479)	634,996	284,341

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,109,168	1,771,728	32	-	620,350	660,243	132,287	129,077
Transfers between funds	(2,053,087)	(1,592,280)	(3,347,990)	9,556,817	91,531	(850,704)	33,455	(187,512)
Surrenders (note 6)	(1,574,646)	(4,778,727)	(265,999)	(191,000)	(844,359)	(889,871)	(257,289)	(105,854)
Death benefits (note 4)	(332,564)	(129,612)	(35,192)	-	(136,288)	(58,295)	(3,579)	(1,245)
Net policy repayments (loans) (note 5)	2,651	66,347	-	-	41,176	19,020	(126,804)	4,176
Deductions for surrender charges (note 2)	(4,646)	(1,346)	-	-	(417)	(694)	(65)	(14)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,073,025)	(1,226,023)	(55,938)	(14,435)	(666,991)	(694,255)	(123,757)	(130,752)
Asset charges (note 3):
FPVUL & VEL contracts	(69,461)	(76,732)	-	-	(40,335)	(45,565)	(10,356)	(11,073)
MSP contracts	(4,947)	(4,253)	-	-	(1,332)	(1,219)	(165)	(141)
SL contracts or LSFP contracts	(12,030)	(11,293)	-	-	(6,406)	(6,245)	(293)	(334)
Adjustments to maintain reserves	(716)	181	190	98	24	21	26	21

Net equity transactions	(4,013,303)	(5,982,010)	(3,704,897)	9,351,480	(943,047)	(1,867,564)	(356,540)	(303,651)

Net change in Contract Owners’ Equity	3,787,538	(1,421,382)	(3,676,923)	9,352,900	3,516,702	(2,800,043)	278,456	(19,310)
Contract Owners’ Equity beginning of period	40,121,821	41,543,203	9,352,900	-	15,330,538	18,130,581	3,438,169	3,457,479

Contract Owners’ Equity end of period	$43,909,359	40,121,821	5,675,977	9,352,900	18,847,240	15,330,538	3,716,625	3,438,169

CHANGES IN UNITS:
Beginning units	843,557	977,992	935,135	-	778,504	882,090	121,726	133,932
Units purchased	25,366	63,305	1	955,677	50,197	44,018	5,114	8,559
Units redeemed	(103,752)	(197,740)	(370,300)	(20,542)	(97,742)	(147,604)	(16,446)	(20,765)

Ending units	765,171	843,557	564,836	935,135	730,959	778,504	110,394	121,726

	FF05S		FF15S		FF25S		FF40S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,826	3,773	120,800	97,252	278,372	216,081	123,713	85,277
Realized gain (loss) on investments	425	(2,136)	98,934	(311,500)	472,007	27,906	169,960	26,275
Change in unrealized gain (loss) on investments	23,786	7,036	868,278	265,254	2,162,222	324,699	1,536,634	199,275
Reinvested capital gains	5,048	1,970	269,206	291,446	564,367	408,452	334,044	262,373

Net increase (decrease) in Contract Owners’ Equity resulting from operations	34,085	10,643	1,357,218	342,452	3,476,968	977,138	2,164,351	573,200

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43	19	185,045	213,200	452,940	205,584	690,912	455,474
Transfers between funds	219,887	157,867	2,003,066	(2,830,504)	7,239,161	3,589,241	3,526,491	1,164,414
Surrenders (note 6)	(11,000)	(4,990)	(1,190,796)	(235,445)	(5,291,018)	(507,574)	(338,592)	(240,260)
Death benefits (note 4)	(1,208)	(871)	(25,849)	(8,302)	(50,738)	(26,849)	(41,594)	(34,859)
Net policy repayments (loans) (note 5)	-	-	2,272	(4,735)	(1,572)	123,159	4,420	(12,821)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,771)	(2,017)	(123,515)	(141,053)	(356,254)	(276,676)	(202,857)	(157,394)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,106)	(765)	(2,313)	(882)	(1,514)	(859)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(10)	8	49	32	94	40	59

Net equity transactions	204,952	149,998	849,125	(3,007,555)	1,990,238	3,106,097	3,637,306	1,173,754

Net change in Contract Owners’ Equity	239,037	160,641	2,206,343	(2,665,103)	5,467,206	4,083,235	5,801,657	1,746,954
Contract Owners’ Equity beginning of period	331,860	171,219	8,116,942	10,782,045	17,836,355	13,753,120	8,463,559	6,716,605

Contract Owners’ Equity end of period	$570,897	331,860	10,323,285	8,116,942	23,303,561	17,836,355	14,265,216	8,463,559

CHANGES IN UNITS:
Beginning units	25,154	13,584	559,667	785,176	1,193,459	974,642	507,853	429,474
Units purchased	14,994	12,175	246,940	43,597	495,162	304,917	217,920	142,190
Units redeemed	(1,048)	(605)	(186,506)	(269,106)	(364,359)	(86,100)	(31,100)	(63,811)

Ending units	39,100	25,154	620,101	559,667	1,324,262	1,193,459	694,673	507,853

	FF50S		FTVIS2		FTVRDI		FTVSVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	258,318	332,764	296,885	254,151	77,113	97,560
Realized gain (loss) on investments	-	-	21,770	(14,949)	552,159	683,137	502,938	433,255
Change in unrealized gain (loss) on investments	16	-	312,756	583,734	1,770,048	(422,179)	(215,980)	685,005
Reinvested capital gains	-	-	-	-	614,242	1,847,519	721,655	1,351,260

Net increase (decrease) in Contract Owners’ Equity resulting from operations	16	-	592,844	901,549	3,233,334	2,362,628	1,085,726	2,567,080

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	319,986	358,376	2,171,742	919,776	318,128	359,119
Transfers between funds	15,975	-	(776,317)	181,274	(670,364)	(423,196)	(621,892)	113,757
Surrenders (note 6)	-	-	(272,719)	(851,720)	(2,632,359)	(1,031,914)	(481,282)	(291,139)
Death benefits (note 4)	-	-	(31,505)	(47,471)	(76,278)	(81,707)	(62,070)	(19,680)
Net policy repayments (loans) (note 5)	-	-	(39,466)	459,645	46,140	(321,663)	28,926	(152,948)
Deductions for surrender charges (note 2)	-	-	(167)	(306)	(345)	(270)	(5,495)	(719)
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	(269,213)	(286,935)	(481,701)	(489,784)	(305,798)	(326,604)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(11,658)	(13,997)	(41,637)	(46,876)	(23,436)	(27,463)
MSP contracts	-	-	(1,988)	(1,803)	(1,447)	(1,760)	(1,650)	(1,522)
SL contracts or LSFP contracts	-	-	(4,149)	(5,832)	(5,765)	(5,838)	(3,941)	(3,721)
Adjustments to maintain reserves	(4)	-	(2)	(5)	22	(3)	(33)	43

Net equity transactions	15,971	-	(1,087,198)	(208,774)	(1,691,992)	(1,483,235)	(1,158,543)	(350,877)

Net change in Contract Owners’ Equity	15,987	-	(494,354)	692,775	1,541,342	879,393	(72,817)	2,216,203
Contract Owners’ Equity beginning of period	-	-	6,732,869	6,040,094	16,634,002	15,754,609	10,874,493	8,658,290

Contract Owners’ Equity end of period	$15,987	-	6,238,515	6,732,869	18,175,344	16,634,002	10,801,676	10,874,493

CHANGES IN UNITS:
Beginning units	-	-	369,466	377,928	517,880	570,589	245,509	255,164
Units purchased	1,422	-	25,408	58,953	20,187	25,800	10,618	13,034
Units redeemed	-	-	(82,728)	(67,415)	(69,820)	(78,509)	(36,262)	(22,689)

Ending units	1,422	-	312,146	369,466	468,247	517,880	219,865	245,509

	FTVSV2		FTVMD2		FTVDM2		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$31,880	58,506	31,641	33,634	32,764	18,557	29,086	20,892
Realized gain (loss) on investments	(470,509)	(1,064,788)	(136,223)	(123,269)	(52,810)	(200,815)	(1,395)	(8,906)
Change in unrealized gain (loss) on investments	746,744	2,218,341	169,759	166,394	1,090,793	534,408	135,679	38,695
Reinvested capital gains	778,316	1,514,968	106,873	165,605	-	-	-	16,379

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,086,431	2,727,027	172,050	242,364	1,070,747	352,150	163,370	67,060

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	307,393	522,312	2,896	9,773	308,136	238,922	-	-
Transfers between funds	(663,434)	826,953	339,855	(17,667)	458,886	(16,791)	(16,634)	(11,614)
Surrenders (note 6)	(597,799)	(1,752,780)	(609,080)	(21,686)	(234,546)	(237,017)	(11,476)	(21,485)
Death benefits (note 4)	(7,473)	(65,758)	(16,855)	(7,183)	(144,600)	(2,773)	(842)	-
Net policy repayments (loans) (note 5)	(13,015)	(21,112)	19,372	(55,339)	192,693	22,209	(12,354)	(31,886)
Deductions for surrender charges (note 2)	-	-	-	-	(24)	(406)	-	(1)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(123,475)	(117,284)	(66,996)	(61,805)	(109,663)	(95,562)	(22,594)	(23,596)
Asset charges (note 3):
FPVUL & VEL contracts	(719)	(520)	(2,640)	(2,973)	(9,835)	(8,018)	(2,261)	(2,551)
MSP contracts	-	-	-	-	(776)	(627)	(563)	(483)
SL contracts or LSFP contracts	-	-	-	-	(1,154)	(886)	(503)	(534)
Adjustments to maintain reserves	7	56	(3)	15	(3)	6	8	(14)

Net equity transactions	(1,098,515)	(608,133)	(333,451)	(156,865)	459,114	(100,943)	(67,219)	(92,164)

Net change in Contract Owners’ Equity	(12,084)	2,118,894	(161,401)	85,499	1,529,861	251,207	96,151	(25,104)
Contract Owners’ Equity beginning of period	10,975,714	8,856,820	2,163,040	2,077,541	2,413,106	2,161,899	990,896	1,016,000

Contract Owners’ Equity end of period	$10,963,630	10,975,714	2,001,639	2,163,040	3,942,967	2,413,106	1,087,047	990,896

CHANGES IN UNITS:
Beginning units	416,003	436,021	136,852	147,343	271,041	285,175	38,500	42,432
Units purchased	15,545	71,307	25,142	7,568	76,337	23,196	-	-
Units redeemed	(55,393)	(91,325)	(44,729)	(18,059)	(31,955)	(37,330)	(2,407)	(3,932)

Ending units	376,155	416,003	117,265	136,852	315,423	271,041	36,093	38,500

	TIF2		FTVGI2		FTVFA2		FTVGB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$584,731	428,868	(1,440)	(2,444)	19,127	24,446	(29,063)	(26,745)
Realized gain (loss) on investments	(1,539,799)	(404,491)	(211,850)	(885,426)	(546)	(2,034)	(318,710)	(1,005,312)
Change in unrealized gain (loss) on investments	4,612,063	1,173,881	353,779	1,061,378	31,436	34,141	466,131	1,472,530
Reinvested capital gains	-	420,475	23,364	8,984	29,484	20,693	45,887	11,364

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,656,995	1,618,733	163,853	182,492	79,501	77,246	164,245	451,837

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	285,509	460,610	295,008	258,533	53,274	39,548	890,360	1,019,936
Transfers between funds	(3,315,734)	(1,220,733)	(604,852)	(145,882)	4,937	(15,741)	2,079,050	1,302,206
Surrenders (note 6)	(226,983)	(388,491)	(549,022)	(3,023,335)	(37,804)	(72,468)	(1,339,756)	(1,283,311)
Death benefits (note 4)	(45,581)	(49,836)	(11,184)	(174)	-	-	(27,188)	(43,580)
Net policy repayments (loans) (note 5)	39,511	(207,587)	7,250	(11,428)	10,210	(15,363)	(20,294)	(43,694)
Deductions for surrender charges (note 2)	(397)	(200)	(50)	(160)	-	(180)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(378,201)	(389,648)	(263,826)	(420,037)	(28,135)	(26,296)	(193,867)	(202,394)
Asset charges (note 3):
FPVUL & VEL contracts	(12,890)	(13,903)	(17,011)	(22,945)	(2,067)	(2,422)	(2,696)	(2,655)
MSP contracts	(249)	(231)	(739)	(696)	(27)	(26)	-	-
SL contracts or LSFP contracts	(2,595)	(2,696)	(3,335)	(3,560)	(102)	(5)	-	-
Adjustments to maintain reserves	(44,064)	125	17	(1)	4	5	143	90

Net equity transactions	(3,701,674)	(1,812,590)	(1,147,744)	(3,369,685)	290	(92,948)	1,385,752	746,598

Net change in Contract Owners’ Equity	(44,679)	(193,857)	(983,891)	(3,187,193)	79,791	(15,702)	1,549,997	1,198,435
Contract Owners’ Equity beginning of period	24,424,763	24,618,620	7,800,411	10,987,604	649,006	664,708	14,597,838	13,399,403

Contract Owners’ Equity end of period	$24,380,084	24,424,763	6,816,520	7,800,411	728,797	649,006	16,147,835	14,597,838

CHANGES IN UNITS:
Beginning units	1,063,433	1,146,428	457,762	662,999	44,251	51,295	1,451,430	1,372,392
Units purchased	34,494	54,562	27,524	22,917	6,467	3,434	285,335	450,652
Units redeemed	(188,198)	(137,557)	(93,408)	(228,154)	(6,342)	(10,478)	(161,613)	(371,614)

Ending units	909,729	1,063,433	391,878	457,762	44,376	44,251	1,575,152	1,451,430

	ACGI		ACEG		AVBVI		AVHY1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$83,902	45,633	1,003	-	(9)	(3)	547,560	563,575
Realized gain (loss) on investments	(83,375)	(235,204)	128,710	83,193	28	(167)	(152,861)	(262,311)
Change in unrealized gain (loss) on investments	594,882	694,361	66,046	(172,967)	(406)	(93)	461,698	1,149,530
Reinvested capital gains	271,968	476,281	97,864	102,736	-	174	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	867,377	981,071	293,623	12,962	(387)	(89)	856,397	1,450,794

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	140,800	(13,815)	87,576	56,839	20	205	173,879	334,329
Transfers between funds	444,182	240,197	(12,660)	(144,095)	51,790	(8,677)	235,957	(440,421)
Surrenders (note 6)	(51,611)	(17,329)	(90,035)	(96,191)	-	-	(569,886)	(640,052)
Death benefits (note 4)	(41,402)	-	(6,018)	(7,138)	-	-	(57,230)	(48,057)
Net policy repayments (loans) (note 5)	(219)	(898)	6,144	19,350	-	-	(14,161)	563
Deductions for surrender charges (note 2)	-	-	(59)	(59)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(83,532)	(72,520)	(55,346)	(52,555)	(505)	(483)	(136,031)	(139,884)
Asset charges (note 3):
FPVUL & VEL contracts	(38)	(36)	(4,227)	(4,377)	-	-	(314)	(364)
MSP contracts	-	-	(252)	(207)	-	-	-	-
SL contracts or LSFP contracts	-	-	(111)	(178)	-	-	-	-
Adjustments to maintain reserves	(23)	18	14	4	(1)	(7)	97	155

Net equity transactions	408,157	135,617	(74,974)	(228,607)	51,304	(8,962)	(367,689)	(933,731)

Net change in Contract Owners’ Equity	1,275,534	1,116,688	218,649	(215,645)	50,917	(9,051)	488,708	517,063
Contract Owners’ Equity beginning of period	5,846,925	4,730,237	1,106,971	1,322,616	476	9,527	14,318,218	13,801,155

Contract Owners’ Equity end of period	$7,122,459	5,846,925	1,325,620	1,106,971	51,393	476	14,806,926	14,318,218

CHANGES IN UNITS:
Beginning units	298,376	288,247	69,572	85,010	21	496	985,388	1,054,103
Units purchased	39,283	16,366	11,613	4,338	1,935	12	47,491	31,617
Units redeemed	(19,108)	(6,237)	(15,759)	(19,776)	(21)	(487)	(72,412)	(100,332)

Ending units	318,551	298,376	65,426	69,572	1,935	21	960,467	985,388

	AVIE		AVMCCI		AVSCE		IVKMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$596,803	547,970	1,450	(199)	(699)	(557)	(880)	(2,421)
Realized gain (loss) on investments	1,022,593	1,612,198	12,059	(51,522)	18,350	(42,933)	(19,739)	367,992
Change in unrealized gain (loss) on investments	7,850,169	(2,520,375)	28,802	60,083	5,938	53,568	502,080	(746,090)
Reinvested capital gains	-	-	7,593	27,727	12,805	17,325	203,161	349,893

Net increase (decrease) in Contract Owners’ Equity resulting from operations	9,469,565	(360,207)	49,904	36,089	36,394	27,403	684,622	(30,626)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,484,086	1,690,071	20,646	23,618	91	-	162,768	137,192
Transfers between funds	34,478	(389,178)	(48,547)	(99,664)	26,537	33,342	(260,194)	(1,380,268)
Surrenders (note 6)	(2,768,761)	(4,220,400)	(1,793)	(4,656)	-	-	(285,958)	(232,058)
Death benefits (note 4)	(186,466)	(103,221)	(4,932)	-	(14,392)	-	(15,290)	(28,388)
Net policy repayments (loans) (note 5)	207,525	(71,559)	500	(501)	(379)	(52)	13,981	(29,508)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(1,025)	(232)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(575,246)	(581,953)	(11,696)	(11,651)	(2,156)	(1,677)	(93,239)	(110,740)
Asset charges (note 3):
FPVUL & VEL contracts	(3,211)	(2,725)	(260)	(455)	-	-	(7,547)	(8,280)
MSP contracts	-	-	-	-	-	-	(358)	(314)
SL contracts or LSFP contracts	-	-	-	-	-	-	(1,576)	(1,612)
Adjustments to maintain reserves	(587)	168	(17)	6	(4)	5	9	(7)

Net equity transactions	(1,808,182)	(3,678,797)	(46,099)	(93,303)	9,697	31,618	(488,429)	(1,654,215)

Net change in Contract Owners’ Equity	7,661,383	(4,039,004)	3,805	(57,214)	46,091	59,021	196,193	(1,684,841)
Contract Owners’ Equity beginning of period	43,042,681	47,081,685	345,514	402,728	259,411	200,390	3,383,296	5,068,137

Contract Owners’ Equity end of period	$50,704,064	43,042,681	349,319	345,514	305,502	259,411	3,579,489	3,383,296

CHANGES IN UNITS:
Beginning units	1,875,898	2,038,231	15,984	21,154	23,157	19,997	228,597	345,418
Units purchased	174,551	262,658	1,188	2,034	2,989	3,329	18,815	10,799
Units redeemed	(250,840)	(424,991)	(3,119)	(7,204)	(2,175)	(169)	(50,170)	(127,620)

Ending units	1,799,609	1,875,898	14,053	15,984	23,971	23,157	197,242	228,597

	IVBRA1		JPMMV1		JPSCE1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$57,328	4,578	237,235	103,235	110	150	368,611	487,422
Realized gain (loss) on investments	(2,407)	(43,310)	531,919	84,083	3,677	53	730,602	371,249
Change in unrealized gain (loss) on investments	9,986	110,463	2,485,637	2,027,483	18,953	11,963	3,751,298	(33,133)
Reinvested capital gains	77,742	-	1,793,209	866,641	1,054	5,001	57,835	380,816

Net increase (decrease) in Contract Owners’ Equity resulting from operations	142,649	71,731	5,048,000	3,081,442	23,794	17,167	4,908,346	1,206,354

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	62,853	37,280	1,214,548	1,015,452	53,328	36,574	1,863,778	2,377,201
Transfers between funds	(153,556)	858,258	7,041,764	14,317,494	77,411	10,226	(593,900)	1,678,822
Surrenders (note 6)	(1,385)	(59,132)	(2,151,597)	(330,481)	-	-	(764,451)	(2,081,787)
Death benefits (note 4)	-	-	(106,425)	(53,141)	(139)	-	(123,914)	(20,585)
Net policy repayments (loans) (note 5)	2,390	(2,470)	(5,299)	(57,630)	(31)	-	(188,436)	(28,041)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(80)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(43,305)	(36,160)	(429,269)	(263,554)	(3,498)	(2,239)	(572,484)	(556,457)
Asset charges (note 3):
FPVUL & VEL contracts	(4,729)	(3,538)	(2,121)	(1,608)	(21)	-	(8,149)	(11,988)
MSP contracts	-	-	-	-	-	-	(59)	(52)
SL contracts or LSFP contracts	-	-	-	-	-	-	(2,101)	(1,809)
Adjustments to maintain reserves	(3)	(3)	(285)	131	2	8	92	131

Net equity transactions	(137,735)	794,235	5,561,316	14,626,663	127,052	44,569	(389,624)	1,355,355

Net change in Contract Owners’ Equity	4,914	865,966	10,609,316	17,708,105	150,846	61,736	4,518,722	2,561,709
Contract Owners’ Equity beginning of period	1,486,483	620,517	33,768,491	16,060,386	105,109	43,373	28,132,139	25,570,430

Contract Owners’ Equity end of period	$1,491,397	1,486,483	44,377,807	33,768,491	255,955	105,109	32,650,861	28,132,139

CHANGES IN UNITS:
Beginning units	134,610	62,732	1,056,953	573,578	9,466	4,684	1,000,252	947,970
Units purchased	4,990	82,585	306,615	573,330	12,534	5,021	104,008	490,409
Units redeemed	(16,999)	(10,707)	(139,369)	(89,955)	(1,953)	(239)	(121,259)	(438,127)

Ending units	122,601	134,610	1,224,199	1,056,953	20,047	9,466	983,001	1,000,252

	JAEI		JAMGS		JAFBS		JACAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$108	-	76,286	9,192	223,202	281,722	(31,297)	345,523
Realized gain (loss) on investments	10,638	-	561,968	(8,289)	(159,175)	(87,233)	(1,652,299)	(897,545)
Change in unrealized gain (loss) on investments	19,501	-	1,060,755	59,755	263,164	19,203	10,836,077	(4,252,129)
Reinvested capital gains	1,025	-	1,144,031	139,121	-	-	2,581,126	5,577,646

Net increase (decrease) in Contract Owners’ Equity resulting from operations	31,272	-	2,843,040	199,779	327,191	213,692	11,733,607	773,495

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	26,873	-	622,101	110,425	1,000,174	1,118,361	2,937,304	1,944,671
Transfers between funds	649,542	-	12,854,343	4,664,985	(6,872,981)	739,105	(1,029,085)	(1,618,379)
Surrenders (note 6)	(524)	-	(757,161)	(23,331)	(1,817,540)	(447,095)	(4,620,646)	(3,299,119)
Death benefits (note 4)	-	-	(12,061)	(3,506)	(76,202)	(4,930)	(97,815)	(224,935)
Net policy repayments (loans) (note 5)	(7,707)	-	(16,913)	21	(1,090)	(22,446)	(115,207)	42,217
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(2,311)	(2,945)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,666)	-	(156,523)	(21,484)	(138,820)	(179,492)	(1,456,283)	(1,507,700)
Asset charges (note 3):
FPVUL & VEL contracts	(312)	-	(603)	(241)	(1,416)	(887)	(78,632)	(95,079)
MSP contracts	-	-	-	-	-	-	(3,078)	(2,708)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,846)	(9,580)
Adjustments to maintain reserves	(4)	-	191	18	(9)	70	94	63

Net equity transactions	664,202	-	12,533,374	4,726,887	(7,907,884)	1,202,686	(4,475,505)	(4,773,494)

Net change in Contract Owners’ Equity	695,474	-	15,376,414	4,926,666	(7,580,693)	1,416,378	7,258,102	(3,999,999)
Contract Owners’ Equity beginning of period	-	-	4,926,666	-	13,834,191	12,417,813	41,096,683	45,096,682

Contract Owners’ Equity end of period	$695,474	-	20,303,080	4,926,666	6,253,498	13,834,191	48,354,785	41,096,683

CHANGES IN UNITS:
Beginning units	-	-	457,212	-	1,347,630	1,234,000	1,996,099	2,232,703
Units purchased	60,996	-	1,124,532	522,307	148,303	397,862	72,728	101,902
Units redeemed	(1,156)	-	(97,561)	(65,095)	(905,885)	(284,232)	(261,228)	(338,506)

Ending units	59,840	-	1,484,183	457,212	590,048	1,347,630	1,807,599	1,996,099

	JAGTS		JAIGS		JAMVS		LZREMS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$78,601	8,492	334,948	1,014,708	6,745	11,267	574,877	252,812
Realized gain (loss) on investments	956,836	604,628	(1,205,218)	(2,062,735)	8,103	(259,699)	(106,954)	(1,702,967)
Change in unrealized gain (loss) on investments	4,803,729	679,227	6,649,133	(967,714)	118,041	305,306	8,278,654	7,204,148
Reinvested capital gains	1,111,783	511,313	-	580,615	57,976	240,070	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,950,949	1,803,660	5,778,863	(1,435,126)	190,865	296,944	8,746,577	5,753,993

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,090,587	229,576	927,074	963,073	3,446	21,889	969,101	1,236,136
Transfers between funds	1,863,695	235,446	(469,949)	(613,083)	(8,122)	(440,468)	997,820	182,138
Surrenders (note 6)	(825,332)	(762,592)	(1,241,516)	(1,173,845)	(11,663)	(428,848)	(1,770,396)	(1,978,714)
Death benefits (note 4)	(277,004)	(52,235)	(100,647)	(74,585)	(561)	-	(143,826)	(69,218)
Net policy repayments (loans) (note 5)	272,968	55,574	79,026	1,057,320	(72)	26,699	(63,096)	(5,919)
Deductions for surrender charges (note 2)	(188)	(723)	(1,815)	(1,839)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(641,841)	(485,149)	(753,613)	(792,232)	(23,649)	(32,715)	(410,944)	(343,952)
Asset charges (note 3):
FPVUL & VEL contracts	(40,165)	(41,223)	(40,080)	(52,104)	(23)	(226)	(2,512)	(1,649)
MSP contracts	(1,241)	(884)	(2,403)	(2,139)	-	-	-	-
SL contracts or LSFP contracts	(9,027)	2,525	(5,479)	(5,536)	-	-	-	-
Adjustments to maintain reserves	59	38	2,586	39	66	109	156	273

Net equity transactions	1,432,511	(819,647)	(1,606,816)	(694,931)	(40,578)	(853,560)	(423,697)	(980,905)

Net change in Contract Owners’ Equity	8,383,460	984,013	4,172,047	(2,130,057)	150,287	(556,616)	8,322,880	4,773,088
Contract Owners’ Equity beginning of period	14,991,999	14,007,986	19,431,410	21,561,467	1,432,096	1,988,712	31,006,169	26,233,081

Contract Owners’ Equity end of period	$23,375,459	14,991,999	23,603,457	19,431,410	1,582,383	1,432,096	39,329,049	31,006,169

CHANGES IN UNITS:
Beginning units	1,367,724	1,452,572	1,506,768	1,556,610	82,367	135,681	3,028,245	3,088,800
Units purchased	307,109	132,104	88,925	165,120	14,513	17,164	226,575	363,097
Units redeemed	(200,266)	(216,952)	(195,759)	(214,962)	(16,540)	(70,478)	(245,397)	(423,652)

Ending units	1,474,567	1,367,724	1,399,934	1,506,768	80,340	82,367	3,009,423	3,028,245

	SBVSG		LOVBD		LOVMCV		LOVTRC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,780)	(24,218)	115,455	105,903	38	311	437,411	281,316
Realized gain (loss) on investments	131,218	(428,485)	12,275	(2,539)	(730)	(430)	12,972	2,501
Change in unrealized gain (loss) on investments	2,342,221	679,565	77,063	239,149	1,847	10,809	75,860	(67,178)
Reinvested capital gains	282,066	458,852	28,778	-	1,124	6,385	-	43,581

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,728,725	685,714	233,571	342,513	2,279	17,075	526,243	260,220

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	913,974	795,320	28,161	18,883	4	102	1,005,103	401,935
Transfers between funds	(201,856)	474,679	260,741	2,068,869	(107,821)	11,578	7,559,744	4,121,728
Surrenders (note 6)	(994,746)	(654,068)	(2,402)	(33,895)	(780)	(1,016)	(210,412)	(14,700)
Death benefits (note 4)	(56,921)	(75,471)	(792)	(163,567)	-	(8,330)	(92,801)	-
Net policy repayments (loans) (note 5)	(3,769)	(13,284)	(2,689)	(1)	155	59	(72,097)	(11,228)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(209,575)	(198,906)	(27,449)	(20,618)	(555)	(1,366)	(217,296)	(129,414)
Asset charges (note 3):
FPVUL & VEL contracts	(2,126)	(1,700)	(31)	-	(17)	(18)	(1,971)	(1,448)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(136)	71	-	28	17	(5)	189	10

Net equity transactions	(555,155)	326,641	255,539	1,869,699	(108,997)	1,004	7,970,459	4,366,883

Net change in Contract Owners’ Equity	2,173,570	1,012,355	489,110	2,212,212	(106,718)	18,079	8,496,702	4,627,103
Contract Owners’ Equity beginning of period	12,235,290	11,222,935	2,518,441	306,229	118,289	100,210	11,458,058	6,830,955

Contract Owners’ Equity end of period	$14,408,860	12,235,290	3,007,551	2,518,441	11,571	118,289	19,954,760	11,458,058

CHANGES IN UNITS:
Beginning units	634,718	614,965	226,991	30,871	5,533	5,441	1,122,526	696,348
Units purchased	71,639	151,038	24,697	216,642	17	639	864,964	445,431
Units redeemed	(104,212)	(131,285)	(2,886)	(20,522)	(5,053)	(547)	(101,265)	(19,253)

Ending units	602,145	634,718	248,802	226,991	497	5,533	1,886,225	1,122,526

	LOVSDC		MVBRES		MVRBSS		MV2IGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$461,194	295,157	8,636	7,571	(52)	-	20,455	17,384
Realized gain (loss) on investments	(21,321)	1,360	5,800	(46,203)	17	-	(12,128)	(45,205)
Change in unrealized gain (loss) on investments	(173,602)	(294,797)	118,068	18,562	429	-	610,137	(135,306)
Reinvested capital gains	-	-	17,562	78,664	-	-	163,096	335,460

Net increase (decrease) in Contract Owners’ Equity resulting from operations	266,271	1,720	150,066	58,594	394	-	781,560	172,333

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	304,719	91,828	77,050	43,134	-	-	118,044	102,921
Transfers between funds	2,293,825	11,989,304	129,974	(232,876)	97,406	-	(13,033)	21,209
Surrenders (note 6)	(42,550)	(71,244)	-	-	-	-	(174,016)	(255,074)
Death benefits (note 4)	(241,486)	(1,219)	(13,848)	-	-	-	(46,366)	(2,295)
Net policy repayments (loans) (note 5)	205	-	(282)	(2,882)	-	-	3,356	1,781
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(15)	(244)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(155,824)	(29,649)	(14,639)	(13,110)	(743)	-	(117,794)	(126,044)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(12,071)	(12,214)
MSP contracts	-	-	-	-	-	-	(73)	(63)
SL contracts or LSFP contracts	-	-	-	-	-	-	(634)	(578)
Adjustments to maintain reserves	(9)	33	(4)	3	3	-	(1)	1

Net equity transactions	2,158,880	11,979,053	178,251	(205,731)	96,666	-	(242,603)	(270,600)

Net change in Contract Owners’ Equity	2,425,151	11,980,773	328,317	(147,137)	97,060	-	538,957	(98,267)
Contract Owners’ Equity beginning of period	11,980,773	-	673,978	821,115	-	-	2,837,846	2,936,113

Contract Owners’ Equity end of period	$14,405,924	11,980,773	1,002,295	673,978	97,060	-	3,376,803	2,837,846

CHANGES IN UNITS:
Beginning units	1,181,419	-	56,347	74,067	-	-	271,340	297,791
Units purchased	259,170	1,195,736	16,342	3,656	9,557	-	13,565	17,534
Units redeemed	(47,201)	(14,317)	(2,961)	(21,376)	(73)	-	(33,495)	(43,985)

Ending units	1,393,388	1,181,419	69,728	56,347	9,484	-	251,410	271,340

	MV2RIS		MNDIC		MNDSC		MVFIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$16,072	28,917	-	-	(231)	(256)	246,824	231,520
Realized gain (loss) on investments	12,472	(38,030)	7,147	(53,719)	1,646	(49,918)	565,587	386,332
Change in unrealized gain (loss) on investments	529,643	(24,100)	76,772	63,817	43,687	35,371	780,829	(78,359)
Reinvested capital gains	-	-	6,358	14,797	1,986	4,306	505,074	894,276

Net increase (decrease) in Contract Owners’ Equity resulting from operations	558,187	(33,213)	90,277	24,895	47,088	(10,497)	2,098,314	1,433,769

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(23,549)	18,590	76,932	15,770	14,034	15,596	358,801	378,639
Transfers between funds	(1,454,819)	(169,997)	58,208	(44,392)	462,128	(276,357)	82,611	1,265,114
Surrenders (note 6)	(12,716)	(6,028)	(27,143)	(32,569)	(7,879)	-	(490,615)	(459,490)
Death benefits (note 4)	(4,624)	(19)	-	-	-	(9,639)	(41,540)	(47,684)
Net policy repayments (loans) (note 5)	(39)	(3,900)	3,267	(15,500)	(2,982)	7,430	(51,200)	(62,065)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(1,105)	(451)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(33,508)	(43,291)	(14,138)	(15,417)	(3,076)	(3,730)	(398,281)	(372,390)
Asset charges (note 3):
FPVUL & VEL contracts	(49)	(26)	(869)	(1,221)	(99)	(26)	(22,117)	(23,835)
MSP contracts	-	-	-	-	-	-	(1,021)	(1,025)
SL contracts or LSFP contracts	-	-	-	-	-	-	(10,309)	(9,092)
Adjustments to maintain reserves	22	24	(2)	(2)	-	(13)	(14)	1

Net equity transactions	(1,529,282)	(204,647)	96,255	(93,331)	462,126	(266,739)	(574,790)	667,722

Net change in Contract Owners’ Equity	(971,095)	(237,860)	186,532	(68,436)	509,214	(277,236)	1,523,524	2,101,491
Contract Owners’ Equity beginning of period	2,599,441	2,837,301	338,410	406,846	79,121	356,357	11,991,713	9,890,222

Contract Owners’ Equity end of period	$1,628,346	2,599,441	524,942	338,410	588,335	79,121	13,515,237	11,991,713

CHANGES IN UNITS:
Beginning units	287,386	310,021	23,315	30,567	5,578	27,229	332,771	313,122
Units purchased	20,576	3,115	8,332	1,295	27,836	1,137	15,770	48,654
Units redeemed	(167,009)	(25,750)	(3,092)	(8,547)	(868)	(22,788)	(29,759)	(29,005)

Ending units	140,953	287,386	28,555	23,315	32,546	5,578	318,782	332,771

	MVFSC		MVIVSC		MSVFI		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,184,053	965,504	1,090,248	760,414	67,814	39,727	1,274,351	1,948,214
Realized gain (loss) on investments	693,268	1,359,038	6,281,587	3,141,015	14,160	20,892	(25,569)	(870,142)
Change in unrealized gain (loss) on investments	6,773,278	592,887	14,607,958	(2,785,489)	47,998	40,199	882,989	2,499,907
Reinvested capital gains	3,118,257	4,787,257	93,774	1,871,728	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	11,768,856	7,704,686	22,073,567	2,987,668	129,972	100,818	2,131,771	3,577,979

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,144,091	3,231,149	2,562,389	2,891,566	151,700	76,273	447,066	392,831
Transfers between funds	6,371,545	19,810,427	4,546,202	8,379,773	275,043	423,797	827,232	(14,717,441)
Surrenders (note 6)	(2,761,457)	(1,208,825)	(6,352,005)	(5,600,892)	(52,784)	(70,011)	(252,190)	(276,075)
Death benefits (note 4)	(252,269)	(131,428)	(386,248)	(218,049)	(10,328)	(635)	(114,140)	(16,124)
Net policy repayments (loans) (note 5)	(56,056)	53,185	38,773	(40,637)	23,234	(12,792)	30,276	(44,850)
Deductions for surrender charges (note 2)	-	-	-	-	(2,801)	(165)	-	(27)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(884,469)	(726,032)	(1,091,563)	(972,870)	(120,935)	(113,851)	(353,090)	(426,544)
Asset charges (note 3):
FPVUL & VEL contracts	(8,619)	(7,436)	(3,752)	(3,867)	(6,229)	(6,861)	(11,472)	(13,749)
MSP contracts	-	-	-	-	(552)	(523)	(225)	(233)
SL contracts or LSFP contracts	-	-	-	-	(1,298)	(1,093)	(847)	(930)
Adjustments to maintain reserves	737	324	1,183	543	9	(8)	38	82

Net equity transactions	5,553,503	21,021,364	(685,021)	4,435,567	255,059	294,131	572,648	(15,103,060)

Net change in Contract Owners’ Equity	17,322,359	28,726,050	21,388,546	7,423,235	385,031	394,949	2,704,419	(11,525,081)
Contract Owners’ Equity beginning of period	64,920,421	36,194,371	82,415,948	74,992,713	2,002,670	1,607,721	21,693,860	33,218,941

Contract Owners’ Equity end of period	$82,242,780	64,920,421	103,804,494	82,415,948	2,387,701	2,002,670	24,398,279	21,693,860

CHANGES IN UNITS:
Beginning units	3,786,227	2,395,774	3,598,366	3,393,304	118,983	101,355	507,033	826,783
Units purchased	607,585	1,683,336	294,966	604,787	25,280	31,361	36,507	22,258
Units redeemed	(296,486)	(292,883)	(312,345)	(399,725)	(10,740)	(13,733)	(18,953)	(342,008)

Ending units	4,097,326	3,786,227	3,580,987	3,598,366	133,523	118,983	524,587	507,033

	VKVGR2		MSVMG		MSVEG		MSVRE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$89,742	62,659	(10,942)	(15,593)	(4,084)	(3,172)	223,389	223,274
Realized gain (loss) on investments	30,324	178,466	(687,225)	(1,835,295)	(6,211)	7,923	989,552	2,089,195
Change in unrealized gain (loss) on investments	267,830	(57,078)	2,215,729	825,277	512,189	(270,212)	(760,744)	(1,046,284)
Reinvested capital gains	-	-	-	329,968	181,284	251,337	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	387,896	184,047	1,517,562	(695,643)	683,178	(14,124)	452,197	1,266,185

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	309,766	384,977	(2,793)	110,401	35,390	2,621	89,219	206,868
Transfers between funds	853,598	(574,458)	(2,146,585)	(2,080,063)	627,377	307,430	(2,384,955)	(2,294,347)
Surrenders (note 6)	(1,352,914)	(368,395)	(81,893)	(866,279)	(264,819)	(15,917)	(131,523)	(1,017,885)
Death benefits (note 4)	(3,285)	(3,247)	(27,779)	(97,259)	(386)	-	(109,035)	-
Net policy repayments (loans) (note 5)	(17,396)	59,364	(23,025)	50,796	(25,227)	(8,411)	1,031	(33,589)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,379)	(82,289)	(53,652)	(84,743)	(79,148)	(59,738)	(169,359)	(192,379)
Asset charges (note 3):
FPVUL & VEL contracts	(129)	(535)	(209)	(521)	(820)	(445)	1	42
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	116	43	(824)	9	6	15	1,093	189

Net equity transactions	(272,623)	(584,540)	(2,336,760)	(2,967,659)	292,373	225,555	(2,703,528)	(3,331,101)

Net change in Contract Owners’ Equity	115,273	(400,493)	(819,198)	(3,663,302)	975,551	211,431	(2,251,331)	(2,064,916)
Contract Owners’ Equity beginning of period	4,870,267	5,270,760	5,557,051	9,220,353	1,601,538	1,390,107	18,264,129	20,329,045

Contract Owners’ Equity end of period	$4,985,540	4,870,267	4,737,853	5,557,051	2,577,089	1,601,538	16,012,798	18,264,129

CHANGES IN UNITS:
Beginning units	422,599	471,131	372,666	561,751	81,298	69,285	338,494	402,965
Units purchased	115,953	179,301	7,007	6,899	29,804	18,681	2,903	16,927
Units redeemed	(142,849)	(227,833)	(149,992)	(195,984)	(19,760)	(6,668)	(53,362)	(81,398)

Ending units	395,703	422,599	229,681	372,666	91,342	81,298	288,035	338,494

	IDPGI		IDPG		NCPGI		NCPG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2	15	711	56	2	14	938	1,603
Realized gain (loss) on investments	(11)	-	3	(1,347)	(9)	70	406	(1,431)
Change in unrealized gain (loss) on investments	28	(21)	(308)	3,568	27	(21)	5,284	3,247
Reinvested capital gains	1	-	-	-	3	-	1,956	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	20	(6)	406	2,277	23	63	8,584	3,419

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	2	256	-	-	230	10,084	1,927
Transfers between funds	-	812	41,957	(43,826)	-	678	(3,533)	2,235
Surrenders (note 6)	-	-	-	-	-	-	(2,435)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(726)	-	155	-	(726)	-	207	(1)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9)	(7)	(213)	(1,321)	(9)	(162)	(3,007)	(3,369)
Asset charges (note 3):
FPVUL & VEL contracts	(1)	-	21	(79)	(1)	(6)	(281)	(296)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	5	4	(3)	4	1	(3)	(3)

Net equity transactions	(742)	812	42,180	(45,229)	(732)	741	1,032	493

Net change in Contract Owners’ Equity	(722)	806	42,586	(42,952)	(709)	804	9,616	3,912
Contract Owners’ Equity beginning of period	806	-	-	42,952	804	-	48,251	44,339

Contract Owners’ Equity end of period	$84	806	42,586	-	95	804	57,867	48,251

CHANGES IN UNITS:
Beginning units	77	-	-	4,397	78	-	4,715	4,610
Units purchased	-	78	3,488	-	-	102	1,089	484
Units redeemed	(70)	(1)	(20)	(4,397)	(70)	(24)	(1,011)	(379)

Ending units	7	77	3,468	-	8	78	4,793	4,715

	NVBX		NVIX		NVAMV1		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,808,117	2,095,416	936,690	663,001	686,064	899,308	127,374	172,460
Realized gain (loss) on investments	(274,729)	(114,780)	648,157	(1,009,193)	532,708	348,874	253,224	549,210
Change in unrealized gain (loss) on investments	(280,826)	(311,640)	5,615,580	737,391	679,085	2,121,293	975,670	(492,088)
Reinvested capital gains	233,747	207,636	-	-	1,473,699	3,723,802	256,602	546,241

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,486,309	1,876,632	7,200,427	391,199	3,371,556	7,093,277	1,612,870	775,823

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,384,928	148,823	1,408,911	806,057	1,382,222	1,464,014	373,981	360,560
Transfers between funds	78,686,674	4,245,156	6,481,435	6,174,183	(516,330)	247,637	2,126,139	323,836
Surrenders (note 6)	(179,827)	(1,387,403)	(2,063,255)	(1,377,368)	(1,702,920)	(1,933,684)	(316,665)	(436,352)
Death benefits (note 4)	(424,433)	(187,056)	(93,359)	(41,354)	(347,085)	(149,913)	(144,521)	-
Net policy repayments (loans) (note 5)	(347)	(43,938)	(287,868)	(136,400)	(13,584)	(202,165)	17,938	(11,770)
Deductions for surrender charges (note 2)	-	-	-	-	(1,477)	(1,687)	(185)	(1,041)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,637,113)	(1,302,722)	(489,977)	(358,301)	(1,480,586)	(1,522,502)	(358,203)	(340,128)
Asset charges (note 3):
FPVUL & VEL contracts	(16,076)	(15,544)	(10,083)	(6,019)	(104,249)	(123,355)	(28,321)	(25,452)
MSP contracts	-	-	-	-	(6,603)	(6,042)	(6,389)	(5,852)
SL contracts or LSFP contracts	-	-	-	-	(13,167)	(14,292)	(7,708)	(9,024)
Adjustments to maintain reserves	69	457	(65)	138	(25)	15	1,879	11

Net equity transactions	78,813,875	1,457,773	4,945,739	5,060,936	(2,803,804)	(2,241,974)	1,657,945	(145,212)

Net change in Contract Owners’ Equity	82,300,184	3,334,405	12,146,166	5,452,135	567,752	4,851,303	3,270,815	630,611
Contract Owners’ Equity beginning of period	98,726,317	95,391,912	25,664,925	20,212,790	41,186,313	36,335,010	9,262,950	8,632,339

Contract Owners’ Equity end of period	$181,026,501	98,726,317	37,811,091	25,664,925	41,754,065	41,186,313	12,533,765	9,262,950

CHANGES IN UNITS:
Beginning units	9,423,378	9,294,873	2,805,657	2,225,659	1,455,365	1,546,350	511,729	519,808
Units purchased	7,716,974	365,216	828,106	865,879	58,219	72,517	134,795	53,624
Units redeemed	(375,371)	(236,711)	(318,913)	(285,881)	(155,931)	(163,502)	(48,535)	(61,703)

Ending units	16,764,981	9,423,378	3,314,850	2,805,657	1,357,653	1,455,365	597,989	511,729

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$16,378	36,167	58,811	106,999	33,931	21,216	49,457	33,651
Realized gain (loss) on investments	(3,080)	38,312	317,750	218,075	502,994	459,935	160,178	216,152
Change in unrealized gain (loss) on investments	25,331	(31,601)	1,181,139	(1,024,820)	1,294,666	(1,621,539)	136,914	(321,435)
Reinvested capital gains	3,703	4,994	656,213	683,147	828,760	1,979,469	350,022	400,303

Net increase (decrease) in Contract Owners’ Equity resulting from operations	42,332	47,872	2,213,913	(16,599)	2,660,351	839,081	696,571	328,671

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	81,545	83,662	392,096	341,622	407,632	371,254	192,615	156,561
Transfers between funds	35,672	27,616	37,549	(89,150)	124,301	(545,913)	(171,094)	176,428
Surrenders (note 6)	(111,635)	(170,862)	(468,567)	(496,395)	(611,465)	(279,291)	(41,658)	(270,016)
Death benefits (note 4)	(204)	(2,649)	(143,956)	(76,529)	(147,732)	(1,704)	-	(7,167)
Net policy repayments (loans) (note 5)	(9,271)	725	35,610	6,389	16,484	167,704	(14,089)	792
Deductions for surrender charges (note 2)	(802)	(284)	(517)	(723)	(657)	(737)	(1)	(527)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(97,020)	(105,553)	(249,502)	(238,363)	(292,525)	(291,667)	(95,391)	(87,098)
Asset charges (note 3):
FPVUL & VEL contracts	(3,460)	(4,727)	(17,168)	(19,868)	(23,723)	(25,391)	(6,153)	(7,101)
MSP contracts	(639)	(650)	(1,319)	(1,129)	(2,382)	(1,959)	(1,695)	(1,449)
SL contracts or LSFP contracts	(1,654)	(1,773)	(3,886)	(3,394)	(6,150)	(5,334)	(1,385)	(1,598)
Adjustments to maintain reserves	(1)	(1)	(1)	(2)	19	(17)	2	(10)

Net equity transactions	(107,469)	(174,496)	(419,661)	(577,542)	(536,198)	(613,055)	(138,849)	(41,185)

Net change in Contract Owners’ Equity	(65,137)	(126,624)	1,794,252	(594,141)	2,124,153	226,026	557,722	287,486
Contract Owners’ Equity beginning of period	1,373,217	1,499,841	7,303,931	7,898,072	9,767,654	9,541,628	3,277,768	2,990,282

Contract Owners’ Equity end of period	$1,308,080	1,373,217	9,098,183	7,303,931	11,891,807	9,767,654	3,835,490	3,277,768

CHANGES IN UNITS:
Beginning units	101,604	113,914	393,395	426,191	505,916	539,000	195,828	198,459
Units purchased	7,963	10,133	20,309	25,660	27,776	35,097	15,083	12,369
Units redeemed	(15,794)	(22,443)	(39,533)	(58,456)	(51,723)	(68,181)	(22,970)	(15,000)

Ending units	93,773	101,604	374,171	393,395	481,969	505,916	187,941	195,828

	HIBF		GEM		GIG		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,263,936	1,196,876	199,718	87,265	300,244	347,532	3,246	3,624
Realized gain (loss) on investments	(78,852)	(443,818)	(51,552)	(467,161)	(114,085)	(592,988)	2,026	1,835
Change in unrealized gain (loss) on investments	298,766	1,967,467	4,779,725	1,197,795	3,951,677	338,926	44,910	(4,487)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,483,850	2,720,525	4,927,891	817,899	4,137,836	93,470	50,182	972

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	417,598	444,134	683,612	487,838	502,487	625,986	-	-
Transfers between funds	813,592	89,265	2,174,623	767,447	(1,128,846)	(1,137,075)	-	(2,433)
Surrenders (note 6)	(627,475)	(435,487)	(633,276)	(753,593)	(424,480)	(453,967)	(612)	-
Death benefits (note 4)	(107,182)	(21,830)	(934,583)	(35,683)	(50,975)	(16,130)	-	-
Net policy repayments (loans) (note 5)	(11,787)	(138,104)	290,643	28,578	3,772	(99,360)	(81)	(822)
Deductions for surrender charges (note 2)	(388)	(688)	(2,187)	(976)	(124)	-	(75)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(585,454)	(601,411)	(408,686)	(383,311)	(391,792)	(419,203)	(4,743)	(5,013)
Asset charges (note 3):
FPVUL & VEL contracts	(29,326)	(34,408)	(23,897)	(21,675)	(18,036)	(25,526)	(364)	(332)
MSP contracts	(2,105)	(1,898)	(1,386)	(5,256)	(1,436)	(1,300)	-	-
SL contracts or LSFP contracts	(5,872)	(6,713)	(4,966)	(3,901)	(4,788)	(3,940)	(536)	(540)
Adjustments to maintain reserves	75	177	224	58	36	27	4	6

Net equity transactions	(138,324)	(706,963)	1,140,121	79,526	(1,514,182)	(1,530,488)	(6,407)	(9,134)

Net change in Contract Owners’ Equity	1,345,526	2,013,562	6,068,012	897,425	2,623,654	(1,437,018)	43,775	(8,162)
Contract Owners’ Equity beginning of period	22,163,019	20,149,457	12,233,957	11,336,532	16,611,416	18,048,434	187,771	195,933

Contract Owners’ Equity end of period	$23,508,545	22,163,019	18,301,969	12,233,957	19,235,070	16,611,416	231,546	187,771

CHANGES IN UNITS:
Beginning units	764,369	792,106	533,999	532,848	1,036,347	1,135,892	19,769	20,759
Units purchased	52,804	37,899	108,628	66,419	126,057	84,672	-	1
Units redeemed	(56,459)	(65,636)	(77,880)	(65,268)	(216,708)	(184,217)	(585)	(991)

Ending units	760,714	764,369	564,747	533,999	945,696	1,036,347	19,184	19,769

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,544	119,416	1,349	1,983	56,419	84,549	618,567	4,634,957
Realized gain (loss) on investments	589,931	205,302	(8,079)	(11,232)	(139,105)	(308,425)	14,245,653	269,250
Change in unrealized gain (loss) on investments	2,736,345	871,200	28,784	4,646	559,604	211,953	(5,299,729)	(2,720,352)
Reinvested capital gains	354,417	721,745	20,839	25,658	279,923	261,329	4,109,023	8,289,013

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,769,237	1,917,663	42,893	21,055	756,841	249,406	13,673,514	10,472,868

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	477,948	548,695	14,806	13,015	1,129,208	847,975	1,635,769	1,304,236
Transfers between funds	(255,034)	(320,075)	5,829	(11,410)	(352,829)	(179,792)	(154,384,589)	342,117
Surrenders (note 6)	(596,846)	(659,158)	(77,729)	(31,333)	(203,294)	(232,884)	(2,137,772)	(117,595)
Death benefits (note 4)	(503,166)	(86,049)	-	-	(27,372)	(2,634)	(377,298)	(25,228)
Net policy repayments (loans) (note 5)	(15,408)	130,197	(672)	(263)	(323,384)	(182,394)	(501,672)	(653,670)
Deductions for surrender charges (note 2)	(9)	(283)	-	-	(489)	(22)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(628,628)	(630,675)	(13,757)	(13,358)	(184,943)	(186,045)	(1,565,840)	(1,989,216)
Asset charges (note 3):
FPVUL & VEL contracts	(38,248)	(46,516)	(704)	(719)	(9,774)	(8,822)	(19,548)	(19,131)
MSP contracts	(1,959)	(1,607)	(32)	(28)	(272)	(236)	(348)	(323)
SL contracts or LSFP contracts	(3,508)	(3,320)	(126)	(128)	(197)	(180)	(884)	(845)
Adjustments to maintain reserves	14	(15)	15	(5)	26	(3)	135	446

Net equity transactions	(1,564,844)	(1,068,806)	(72,370)	(44,229)	26,680	54,963	(157,352,047)	(1,159,209)

Net change in Contract Owners’ Equity	2,204,393	848,857	(29,477)	(23,174)	783,521	304,369	(143,678,533)	9,313,659
Contract Owners’ Equity beginning of period	15,835,198	14,986,341	254,278	277,452	3,902,437	3,598,068	179,948,748	170,635,089

Contract Owners’ Equity end of period	$18,039,591	15,835,198	224,801	254,278	4,685,958	3,902,437	36,270,215	179,948,748

CHANGES IN UNITS:
Beginning units	970,413	1,043,310	13,923	16,728	257,360	257,344	10,166,375	10,232,948
Units purchased	34,254	46,450	2,109	1,429	68,938	64,162	134,794	150,628
Units redeemed	(119,226)	(119,347)	(5,655)	(4,234)	(69,767)	(64,146)	(8,392,870)	(217,201)

Ending units	885,441	970,413	10,377	13,923	256,531	257,360	1,908,299	10,166,375

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$100,600	165,184	80,901	99,483	119,478	188,889	120,237	179,825
Realized gain (loss) on investments	(340,262)	(237,194)	(105,521)	(152,686)	17,792	70,627	(20,518)	(37,099)
Change in unrealized gain (loss) on investments	786,889	22,595	186,038	126,724	343,600	(259,020)	551,762	(204,134)
Reinvested capital gains	363,229	433,816	72,824	97,910	395,653	459,457	585,644	560,402

Net increase (decrease) in Contract Owners’ Equity resulting from operations	910,456	384,401	234,242	171,431	876,523	459,953	1,237,125	498,994

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,214,927	961,973	981,460	648,919	346,674	540,910	295,280	279,590
Transfers between funds	(354,878)	361,339	(339,784)	(311,022)	(1,013,049)	(364,884)	163,012	(117,539)
Surrenders (note 6)	(626,499)	(349,317)	(598,394)	(12,504)	(170,145)	(602,041)	(289,611)	(488,056)
Death benefits (note 4)	(370,151)	(6,414)	(13,815)	(181,344)	(313,333)	132	(138)	-
Net policy repayments (loans) (note 5)	(503,674)	(589,196)	(239,782)	(237,839)	51,820	258,750	21,639	305,450
Deductions for surrender charges (note 2)	-	(8,921)	-	-	(109)	(1,220)	(115)	(1,380)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(338,133)	(338,427)	(207,430)	(220,768)	(198,270)	(205,496)	(185,408)	(188,632)
Asset charges (note 3):
FPVUL & VEL contracts	(15,695)	(16,619)	(7,727)	(8,764)	(10,897)	(15,144)	(17,187)	(17,980)
MSP contracts	(500)	(447)	(335)	(325)	(2,526)	(2,454)	(4,448)	(3,933)
SL contracts or LSFP contracts	(266)	(385)	(182)	(183)	(5,560)	(5,188)	(4,668)	(4,324)
Adjustments to maintain reserves	7	(8)	1	(6)	14	-	7	(9)

Net equity transactions	(994,862)	13,578	(425,988)	(323,836)	(1,315,381)	(396,635)	(21,637)	(236,813)

Net change in Contract Owners’ Equity	(84,406)	397,979	(191,746)	(152,405)	(438,858)	63,318	1,215,488	262,181
Contract Owners’ Equity beginning of period	6,261,130	5,863,151	3,980,590	4,132,995	6,922,714	6,859,396	6,816,853	6,554,672

Contract Owners’ Equity end of period	$6,176,724	6,261,130	3,788,844	3,980,590	6,483,856	6,922,714	8,032,341	6,816,853

CHANGES IN UNITS:
Beginning units	414,927	413,648	290,101	315,786	463,170	490,108	448,324	465,467
Units purchased	81,688	105,129	75,301	59,297	23,889	48,141	35,327	27,618
Units redeemed	(144,503)	(103,850)	(105,807)	(84,982)	(106,735)	(75,079)	(38,610)	(44,761)

Ending units	352,112	414,927	259,595	290,101	380,324	463,170	445,041	448,324

	NVCMC1		NVCBD1		NVLCP1		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,785	112,639	55,162	49,627	51,381	68,874	1,261,752	1,709,803
Realized gain (loss) on investments	(186,787)	(155,765)	(2,639)	(1,299)	(5,237)	6,830	7,683,114	8,597,119
Change in unrealized gain (loss) on investments	357,981	125,934	22,296	210	40,257	485	16,632,397	4,064,038
Reinvested capital gains	161,065	156,143	-	2,375	-	8,840	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	415,044	238,951	74,819	50,913	86,401	85,029	25,577,263	14,370,960

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	935,475	566,087	15,628	29,696	134,330	44,815	2,088,293	2,193,809
Transfers between funds	33,089	(704,248)	224,936	982,633	(359,881)	(28,979)	(12,003,195)	(1,404,286)
Surrenders (note 6)	(889,946)	(97,955)	(8,094)	(19,807)	(31,872)	(100,236)	(1,773,795)	(2,441,021)
Death benefits (note 4)	(164,208)	(13,368)	(8,202)	-	(702)	-	(689,157)	(487,634)
Net policy repayments (loans) (note 5)	(194,934)	(324,538)	(1,626)	(333,200)	(14,775)	(90,348)	(174,254)	(312,836)
Deductions for surrender charges (note 2)	-	-	-	-	(16)	-	(524)	(454)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(224,024)	(215,749)	(53,988)	(33,281)	(89,213)	(93,228)	(2,996,212)	(2,964,696)
Asset charges (note 3):
FPVUL & VEL contracts	(9,237)	(8,805)	(1,737)	(1,870)	(1,316)	(1,944)	(141,698)	(146,321)
MSP contracts	95	(1,147)	(124)	(143)	(207)	(26)	(6,553)	(6,099)
SL contracts or LSFP contracts	(114)	(159)	(2,093)	(1,791)	(2,596)	(2,916)	(4,745)	(6,251)
Adjustments to maintain reserves	(6)	3	172	5	(2)	6	3,481	1,994

Net equity transactions	(513,810)	(799,879)	164,872	622,242	(366,250)	(272,856)	(15,698,359)	(5,573,795)

Net change in Contract Owners’ Equity	(98,766)	(560,928)	239,691	673,155	(279,849)	(187,827)	9,878,904	8,797,165
Contract Owners’ Equity beginning of period	4,358,449	4,919,377	1,650,436	977,281	2,222,841	2,410,668	131,664,747	122,867,582

Contract Owners’ Equity end of period	$4,259,683	4,358,449	1,890,127	1,650,436	1,942,992	2,222,841	141,543,651	131,664,747

CHANGES IN UNITS:
Beginning units	300,175	356,776	115,114	71,807	145,090	163,170	5,801,396	6,001,037
Units purchased	71,897	72,879	16,985	70,362	11,628	5,309	88,486	116,108
Units redeemed	(105,799)	(129,480)	(5,819)	(27,055)	(34,704)	(23,389)	(723,092)	(315,749)

Ending units	266,273	300,175	126,280	115,114	122,014	145,090	5,166,790	5,801,396

	GBF		GVIX2		GVIDA		NVDBL2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,059,688	1,026,592	67,559	56,393	537,222	360,253	30,941	29,850
Realized gain (loss) on investments	(748,273)	(810,781)	(6,312)	(276,330)	628,563	985,983	17,677	9,176
Change in unrealized gain (loss) on investments	711,258	101,038	489,889	132,903	1,539,588	(1,018,963)	86,676	19,056
Reinvested capital gains	-	-	-	-	2,593,639	1,644,978	39,539	36,174

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,022,673	316,849	551,136	(87,034)	5,299,012	1,972,251	174,833	94,256

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,111,013	2,120,756	99,657	97,070	1,358,729	1,040,392	49,225	50,802
Transfers between funds	1,637,625	1,079,263	(132,688)	(979,881)	10,509,822	414,496	48,095	20,142
Surrenders (note 6)	(1,822,783)	(1,603,048)	(19,995)	(13,662)	(875,370)	(1,296,953)	(40,076)	(14,238)
Death benefits (note 4)	(414,046)	(1,082,081)	(66,360)	-	(11,643)	(69,650)	(9,033)	-
Net policy repayments (loans) (note 5)	(247,120)	127,169	29	10,508	(185,037)	142,792	65	194
Deductions for surrender charges (note 2)	(236)	(157)	(16)	(83)	(689)	(4,182)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,769,101)	(2,851,290)	(34,506)	(33,320)	(883,555)	(782,452)	(72,388)	(70,444)
Asset charges (note 3):
FPVUL & VEL contracts	(54,195)	(74,052)	(1,440)	(1,789)	(67,211)	(65,492)	(3,788)	(4,019)
MSP contracts	(6,230)	(6,501)	(154)	(105)	(4,150)	(3,732)	-	-
SL contracts or LSFP contracts	(11,283)	(14,265)	(2,645)	(2,518)	(4,847)	(4,565)	(435)	(399)
Adjustments to maintain reserves	16	207	4	6	367	138	-	(2)

Net equity transactions	(1,576,340)	(2,303,999)	(158,114)	(923,774)	9,836,416	(629,208)	(28,335)	(17,964)

Net change in Contract Owners’ Equity	(553,667)	(1,987,150)	393,022	(1,010,808)	15,135,428	1,343,043	146,498	76,292
Contract Owners’ Equity beginning of period	53,132,962	55,120,112	2,308,841	3,319,649	23,255,440	21,912,397	1,590,862	1,514,570

Contract Owners’ Equity end of period	$52,579,295	53,132,962	2,701,863	2,308,841	38,390,868	23,255,440	1,737,360	1,590,862

CHANGES IN UNITS:
Beginning units	2,681,148	2,796,778	247,534	361,122	940,743	969,751	89,591	90,670
Units purchased	247,329	189,216	19,824	25,531	476,930	98,271	6,240	4,169
Units redeemed	(307,815)	(304,846)	(34,798)	(139,119)	(93,066)	(127,279)	(7,789)	(5,248)

Ending units	2,620,662	2,681,148	232,560	247,534	1,324,607	940,743	88,042	89,591

	NVDCA2		GVIDC		GVIDM		GVDMA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,905	13,427	245,662	260,475	1,182,262	1,152,052	1,505,627	1,441,293
Realized gain (loss) on investments	5,292	189	(298,628)	(109,900)	2,020,865	3,033,546	2,486,293	1,897,818
Change in unrealized gain (loss) on investments	60,031	12,102	479,996	40,928	846,311	(3,255,184)	4,316,022	(2,774,674)
Reinvested capital gains	29,051	28,129	247,455	272,357	4,020,257	3,499,125	6,088,482	6,142,556

Net increase (decrease) in Contract Owners’ Equity resulting from operations	107,279	53,847	674,485	463,860	8,069,695	4,429,539	14,396,424	6,706,993

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	35,323	43,000	258,371	475,970	2,330,418	2,417,298	4,982,266	5,646,453
Transfers between funds	75,100	42,622	1,500,754	4,326,003	3,338,399	196,939	2,107,400	(186,627)
Surrenders (note 6)	(92,860)	(59,160)	(1,780,661)	(1,149,619)	(2,207,112)	(4,275,009)	(4,219,458)	(4,363,313)
Death benefits (note 4)	-	-	(368,722)	(53,597)	(1,207,971)	(656,801)	(219,315)	(576,517)
Net policy repayments (loans) (note 5)	(37,738)	(5,439)	(202,426)	(63,433)	(3,296)	(257,503)	281,362	(36,894)
Deductions for surrender charges (note 2)	-	-	(568)	(253)	(2,598)	(1,893)	(6,963)	(10,921)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(39,980)	(37,514)	(432,438)	(424,037)	(2,642,331)	(2,683,284)	(2,995,534)	(2,942,367)
Asset charges (note 3):
FPVUL & VEL contracts	(2,772)	(3,052)	(16,117)	(17,975)	(147,876)	(161,616)	(222,625)	(228,386)
MSP contracts	(47)	(20)	(5,382)	(6,125)	(33,135)	(33,215)	(17,648)	(17,667)
SL contracts or LSFP contracts	(45)	(22)	(1,675)	(1,681)	(24,197)	(25,181)	(34,115)	(34,285)
Adjustments to maintain reserves	(12)	17	64	38	1,982	92	110	161

Net equity transactions	(63,031)	(19,568)	(1,048,800)	3,085,291	(597,717)	(5,480,173)	(344,520)	(2,750,363)

Net change in Contract Owners’ Equity	44,248	34,279	(374,315)	3,549,151	7,471,978	(1,050,634)	14,051,904	3,956,630
Contract Owners’ Equity beginning of period	758,600	724,321	13,812,389	10,263,238	62,909,448	63,960,082	86,550,055	82,593,425

Contract Owners’ Equity end of period	$802,848	758,600	13,438,074	13,812,389	70,381,426	62,909,448	100,601,959	86,550,055

CHANGES IN UNITS:
Beginning units	37,033	38,096	799,851	616,603	2,881,380	3,138,153	3,657,818	3,783,159
Units purchased	5,501	4,842	168,430	294,906	277,627	211,436	366,921	552,248
Units redeemed	(8,396)	(5,905)	(233,988)	(111,658)	(299,962)	(468,209)	(375,262)	(677,589)

Ending units	34,138	37,033	734,293	799,851	2,859,045	2,881,380	3,649,477	3,657,818

	GVDMC		MCIF		SAM		SAM5
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$315,116	317,033	1,072,906	1,074,569	179,440	2,155	464,148	(284,448)
Realized gain (loss) on investments	335,807	460,310	7,737,585	2,317,374	-	-	-	-
Change in unrealized gain (loss) on investments	125,378	(450,158)	795,045	5,032,195	-	-	-	-
Reinvested capital gains	751,189	558,313	6,780,371	8,766,100	-	972	-	3,387

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,527,490	885,498	16,385,907	17,190,238	179,440	3,127	464,148	(281,061)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	974,640	857,976	7,973,523	6,040,502	4,211,066	5,109,818	61,196,382	46,472,545
Transfers between funds	(411,747)	2,292,294	913,619	6,022,491	1,991,994	9,784,542	5,548,916	(41,584,537)
Surrenders (note 6)	(283,003)	(1,749,031)	(8,249,447)	(4,944,678)	(8,746,045)	(12,089,270)	(38,693,167)	(14,424,350)
Death benefits (note 4)	(390,924)	(317,931)	(827,434)	(206,391)	(621,275)	(927,476)	(568,284)	(282,166)
Net policy repayments (loans) (note 5)	(33,585)	50,151	(480,756)	(817,116)	59,053	948,710	(2,232,238)	(5,460,521)
Deductions for surrender charges (note 2)	(27)	(15)	(328)	(3,688)	(6,385)	(3,815)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(665,569)	(643,702)	(2,352,657)	(2,118,991)	(3,756,066)	(3,900,013)	(3,606,822)	(3,800,159)
Asset charges (note 3):
FPVUL & VEL contracts	(30,057)	(34,288)	(89,363)	(100,214)	(144,891)	(195,938)	(61,951)	(47,667)
MSP contracts	(16,212)	(16,886)	(1,949)	(1,624)	(8,701)	(9,547)	-	-
SL contracts or LSFP contracts	(5,567)	(5,723)	(10,432)	(9,890)	(27,990)	(34,059)	-	-
Adjustments to maintain reserves	15	24	(57,331)	475	(1,004)	(23)	561,146	719

Net equity transactions	(862,036)	432,869	(3,182,555)	3,860,876	(7,050,244)	(1,317,071)	22,143,982	(19,126,136)

Net change in Contract Owners’ Equity	665,454	1,318,367	13,203,352	21,051,114	(6,870,804)	(1,313,944)	22,608,130	(19,407,197)
Contract Owners’ Equity beginning of period	16,894,695	15,576,328	107,613,758	86,562,644	45,893,151	47,207,095	149,888,173	169,295,370

Contract Owners’ Equity end of period	$17,560,149	16,894,695	120,817,110	107,613,758	39,022,347	45,893,151	172,496,303	149,888,173

CHANGES IN UNITS:
Beginning units	847,141	822,967	2,420,022	2,307,024	3,214,145	3,306,864	13,128,527	14,808,532
Units purchased	57,759	170,877	247,064	417,397	494,133	1,086,086	7,222,177	4,976,382
Units redeemed	(97,795)	(146,703)	(301,593)	(304,399)	(987,400)	(1,178,805)	(5,301,696)	(6,656,387)

Ending units	807,105	847,141	2,365,493	2,420,022	2,720,878	3,214,145	15,049,008	13,128,527

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$191,503	212,888	145,772	138,539	41,017	99,748	278,682	299,177
Realized gain (loss) on investments	(132,821)	(249,443)	(34,819)	(107,896)	816,109	424,480	(157,376)	263,430
Change in unrealized gain (loss) on investments	3,468,522	(591,956)	969,742	211,218	1,981,636	(2,061,247)	1,484,489	195,471
Reinvested capital gains	-	321,679	-	-	521,773	1,756,323	1,041,438	1,764,870

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,527,204	(306,832)	1,080,695	241,861	3,360,535	219,304	2,647,233	2,522,948

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	656,909	697,760	312,999	195,849	604,492	449,741	463,392	401,459
Transfers between funds	(242,912)	(362,112)	305,732	36,013	(916,576)	913,772	(93,762)	(234,361)
Surrenders (note 6)	(890,814)	(759,746)	(208,566)	(238,501)	(645,350)	(801,618)	(565,076)	(277,924)
Death benefits (note 4)	(67,111)	(42,311)	(21,750)	(8,233)	(80,406)	(23,626)	(8,710)	(8,146)
Net policy repayments (loans) (note 5)	(3,952)	154,447	8,957	(1,684)	8,727	(4,474)	8,491	(66,425)
Deductions for surrender charges (note 2)	(58)	(233)	(295)	(219)	(544)	(978)	(882)	(345)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(652,151)	(719,562)	(188,751)	(180,737)	(427,494)	(423,914)	(387,430)	(358,100)
Asset charges (note 3):
FPVUL & VEL contracts	(34,542)	(45,353)	(14,457)	(14,795)	(33,310)	(36,228)	(22,028)	(21,863)
MSP contracts	(2,446)	(2,308)	(258)	(214)	(1,393)	(1,137)	(596)	(512)
SL contracts or LSFP contracts	(4,312)	(4,632)	(2,088)	(2,354)	(4,126)	(4,272)	(2,218)	(2,097)
Adjustments to maintain reserves	(11)	6	(6)	-	(8)	1	(20)	62

Net equity transactions	(1,241,400)	(1,084,044)	191,517	(214,875)	(1,495,988)	67,267	(608,839)	(568,252)

Net change in Contract Owners’ Equity	2,285,804	(1,390,876)	1,272,212	26,986	1,864,547	286,571	2,038,394	1,954,696
Contract Owners’ Equity beginning of period	14,087,207	15,478,083	4,684,146	4,657,160	11,876,806	11,590,235	18,396,747	16,442,051

Contract Owners’ Equity end of period	$16,373,011	14,087,207	5,956,358	4,684,146	13,741,353	11,876,806	20,435,141	18,396,747

CHANGES IN UNITS:
Beginning units	1,476,548	1,587,910	247,269	258,691	702,223	699,376	990,502	1,027,161
Units purchased	75,828	94,011	28,698	20,880	52,933	110,054	34,666	64,577
Units redeemed	(187,893)	(205,373)	(20,177)	(32,302)	(130,723)	(107,207)	(65,135)	(101,236)

Ending units	1,364,483	1,476,548	255,790	247,269	624,433	702,223	960,033	990,502

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,584)	(13,482)	83,889	17,495	161,487	183,824	(13,140)	(10,098)
Realized gain (loss) on investments	3,488,023	1,320,467	28,762	(32,489)	330,805	254,168	83,538	437,525
Change in unrealized gain (loss) on investments	5,024,364	(3,540,330)	139,347	96,793	636,292	536,674	4,286,173	(2,842,573)
Reinvested capital gains	1,849,194	4,887,392	362,816	113,131	766,316	1,148,664	164,692	3,762,263

Net increase (decrease) in Contract Owners’ Equity resulting from operations	10,352,997	2,654,047	614,814	194,930	1,894,900	2,123,330	4,521,263	1,347,117

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,345,247	1,346,738	1,079,180	43,328	416,589	419,442	659,677	769,750
Transfers between funds	(12,450,571)	(828,669)	5,596,183	50,442	155,494	241,705	1,720,752	222,731
Surrenders (note 6)	(2,096,389)	(1,507,131)	(251,597)	(558)	(1,379,953)	(607,106)	(1,168,279)	(616,604)
Death benefits (note 4)	(375,095)	(172,996)	(126)	-	(76,790)	(54,292)	(119,262)	(54,749)
Net policy repayments (loans) (note 5)	(121,369)	128,129	(148,054)	(14,759)	14,582	63,662	153,459	(28,799)
Deductions for surrender charges (note 2)	(844)	(1,622)	-	-	(10)	(133)	(20)	(552)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,433,359)	(1,532,250)	(169,938)	(29,120)	(498,451)	(497,479)	(547,146)	(520,785)
Asset charges (note 3):
FPVUL & VEL contracts	(88,916)	(105,344)	(6,192)	(878)	(35,645)	(42,461)	(29,817)	(34,041)
MSP contracts	(3,291)	(2,994)	-	-	(1,231)	(1,086)	(1,101)	(1,094)
SL contracts or LSFP contracts	(9,817)	(10,510)	-	-	(5,820)	(6,676)	(2,544)	(2,220)
Adjustments to maintain reserves	151	55	220	(32)	(23)	9	41	45

Net equity transactions	(15,234,253)	(2,686,594)	6,099,676	48,423	(1,411,258)	(484,415)	665,760	(266,318)

Net change in Contract Owners’ Equity	(4,881,256)	(32,547)	6,714,490	243,353	483,642	1,638,915	5,187,023	1,080,799
Contract Owners’ Equity beginning of period	43,899,908	43,932,455	1,306,453	1,063,100	14,252,796	12,613,881	18,116,126	17,035,327

Contract Owners’ Equity end of period	$39,018,652	43,899,908	8,020,943	1,306,453	14,736,438	14,252,796	23,303,149	18,116,126

CHANGES IN UNITS:
Beginning units	2,572,757	2,738,949	60,062	57,439	655,772	682,469	614,860	624,974
Units purchased	82,250	173,094	323,370	10,393	28,943	43,144	78,006	51,596
Units redeemed	(868,365)	(339,286)	(62,175)	(7,770)	(89,111)	(69,841)	(58,408)	(61,710)

Ending units	1,786,642	2,572,757	321,257	60,062	595,604	655,772	634,458	614,860

	SCVF		SCF		MSBF		NVSTB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$200,103	230,231	(39,216)	103,017	559,750	371,358	787,037	551,073
Realized gain (loss) on investments	2,372,873	1,274,392	1,912,915	1,594,153	122,460	40,496	(15,478)	4,450
Change in unrealized gain (loss) on investments	(876,686)	3,760,858	829,233	819,857	58,173	500,976	(180,210)	(86,074)
Reinvested capital gains	2,040,452	3,885,287	3,148,709	6,395,420	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,736,742	9,150,768	5,851,641	8,912,447	740,383	912,830	591,349	469,449

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,122,971	1,263,352	1,068,252	1,076,533	456,107	395,818	771,285	794,707
Transfers between funds	(974,199)	(1,770,242)	(900,403)	(1,557,922)	(82,886)	909,439	11,583,505	17,366,836
Surrenders (note 6)	(1,713,132)	(1,862,711)	(2,187,324)	(1,551,055)	(382,767)	(582,663)	(408,476)	(1,011,665)
Death benefits (note 4)	(371,986)	(174,562)	(418,849)	(160,767)	(76,705)	(28,668)	(246,532)	(288)
Net policy repayments (loans) (note 5)	24,300	34,839	(232,832)	(34,387)	(78,161)	29,718	(5,922)	(79,355)
Deductions for surrender charges (note 2)	(209)	(749)	(1,287)	(459)	(200)	(769)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,343,107)	(1,317,330)	(1,355,247)	(1,368,433)	(438,513)	(427,523)	(435,791)	(291,066)
Asset charges (note 3):
FPVUL & VEL contracts	(80,554)	(93,833)	(81,420)	(91,082)	(18,647)	(24,419)	(2,915)	(481)
MSP contracts	(3,542)	(3,160)	(3,617)	(3,041)	(1,374)	(1,433)	-	-
SL contracts or LSFP contracts	(6,264)	(6,292)	(9,764)	(9,723)	(4,214)	(4,186)	-	-
Adjustments to maintain reserves	58	37	(718)	485	68	30	14	95

Net equity transactions	(3,345,664)	(3,930,651)	(4,123,209)	(3,699,851)	(627,292)	265,344	11,255,168	16,778,783

Net change in Contract Owners’ Equity	391,078	5,220,117	1,728,432	5,212,596	113,091	1,178,174	11,846,517	17,248,232
Contract Owners’ Equity beginning of period	43,757,132	38,537,015	46,370,729	41,158,133	11,910,627	10,732,453	32,219,057	14,970,825

Contract Owners’ Equity end of period	$44,148,210	43,757,132	48,099,161	46,370,729	12,023,718	11,910,627	44,065,574	32,219,057

CHANGES IN UNITS:
Beginning units	778,121	862,131	1,059,980	1,156,133	505,737	494,615	2,715,651	1,302,410
Units purchased	32,292	39,674	30,189	32,166	34,717	60,942	1,240,627	1,604,817
Units redeemed	(93,328)	(123,684)	(119,792)	(128,319)	(59,069)	(49,820)	(312,550)	(191,576)

Ending units	717,085	778,121	970,377	1,059,980	481,385	505,737	3,643,728	2,715,651

	NVSTB2		NVOLG1		NVTIV3		EIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27,257	20,201	717,615	992,384	21,933	12,241	368,770	280,702
Realized gain (loss) on investments	(4,344)	(16,150)	2,120,607	2,449,246	(28,885)	(70,093)	862,289	499,956
Change in unrealized gain (loss) on investments	(1,619)	32,730	29,273,968	(29,125,109)	179,823	46,178	743,440	981,809
Reinvested capital gains	-	-	3,594,941	30,340,812	-	8,284	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	21,294	36,781	35,707,131	4,657,333	172,871	(3,390)	1,974,499	1,762,467

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	49,470	54,722	5,229,350	5,311,795	53,406	33,690	335,101	331,499
Transfers between funds	551,706	(356,658)	(666,683)	12,674,922	481,775	(90,096)	(64,978)	(528,506)
Surrenders (note 6)	(125,483)	(29,421)	(7,662,067)	(7,558,483)	(94,941)	(42,097)	(613,762)	(304,347)
Death benefits (note 4)	(13,606)	(5,622)	(1,161,926)	(804,538)	-	-	(33,335)	(34,834)
Net policy repayments (loans) (note 5)	2,489	805	(154,373)	(86,475)	3,931	(4,836)	(19,658)	11,410
Deductions for surrender charges (note 2)	(10)	(15)	(6,690)	(4,050)	(6)	(206)	(392)	(366)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(79,559)	(43,805)	(5,786,691)	(5,841,205)	(22,818)	(24,008)	(373,138)	(376,235)
Asset charges (note 3):
FPVUL & VEL contracts	(2,261)	(3,119)	(416,105)	(457,960)	(1,258)	(1,372)	(29,436)	(31,613)
MSP contracts	(396)	(404)	(17,409)	(16,706)	-	-	(1,209)	(1,008)
SL contracts or LSFP contracts	(1,372)	(970)	(44,278)	(44,655)	(735)	(280)	(4,565)	(4,207)
Adjustments to maintain reserves	(1)	(1)	2,209	261	3	(13)	41	50

Net equity transactions	380,977	(384,488)	(10,684,663)	3,172,906	419,357	(129,218)	(805,331)	(938,157)

Net change in Contract Owners’ Equity	402,271	(347,707)	25,022,468	7,830,239	592,228	(132,608)	1,169,168	824,310
Contract Owners’ Equity beginning of period	1,212,293	1,560,000	135,005,393	127,175,154	569,167	701,775	11,423,040	10,598,730

Contract Owners’ Equity end of period	$1,614,564	1,212,293	160,027,861	135,005,393	1,161,395	569,167	12,592,208	11,423,040

CHANGES IN UNITS:
Beginning units	103,139	136,028	5,059,454	4,934,844	36,585	45,612	449,740	491,781
Units purchased	46,766	6,664	318,971	921,847	31,488	2,635	25,338	18,424
Units redeemed	(14,677)	(39,553)	(603,041)	(797,237)	(7,240)	(11,662)	(52,920)	(60,465)

Ending units	135,228	103,139	4,775,384	5,059,454	60,833	36,585	422,158	449,740

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$682,387	635,028	2,471	639	500	105	7,976	5,865
Realized gain (loss) on investments	(1,880,894)	(1,328,114)	95	(1,844)	117	(59)	12,268	(11,627)
Change in unrealized gain (loss) on investments	2,712,861	265,592	11,891	7,398	1,500	540	66,203	37,000
Reinvested capital gains	500,260	2,624,909	1,500	439	503	102	35,389	58,424

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,014,614	2,197,415	15,957	6,632	2,620	688	121,836	89,662

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,224,984	1,283,506	8,492	1,591	2,826	3,010	95,908	57,834
Transfers between funds	(360,577)	(381,278)	77,410	6,610	24,027	-	84,985	516,893
Surrenders (note 6)	(1,405,060)	(1,844,302)	-	-	-	(11,745)	(239,023)	(11,975)
Death benefits (note 4)	(178,789)	(115,383)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12,268)	(41,022)	600	2	185	10,856	5,838	(12,367)
Deductions for surrender charges (note 2)	(881)	(934)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,047,642)	(1,144,499)	(2,232)	(2,027)	(1,633)	(1,138)	(21,735)	(9,881)
Asset charges (note 3):
FPVUL & VEL contracts	(64,751)	(82,604)	(253)	(141)	(65)	(37)	(2,089)	(1,321)
MSP contracts	(3,433)	(3,263)	-	-	-	-	-	-
SL contracts or LSFP contracts	(6,781)	(7,989)	-	-	-	-	-	-
Adjustments to maintain reserves	6	36	2	-	7	(2)	14	(7)

Net equity transactions	(1,855,192)	(2,337,732)	84,019	6,035	25,347	944	(76,102)	539,176

Net change in Contract Owners’ Equity	159,422	(140,317)	99,976	12,667	27,967	1,632	45,734	628,838
Contract Owners’ Equity beginning of period	32,029,409	32,169,726	40,958	28,291	7,616	5,984	919,207	290,369

Contract Owners’ Equity end of period	$32,188,831	32,029,409	140,934	40,958	35,583	7,616	964,941	919,207

CHANGES IN UNITS:
Beginning units	1,769,718	1,934,105	3,202	2,467	619	530	60,309	23,027
Units purchased	105,234	115,628	6,317	936	2,060	334	10,801	40,496
Units redeemed	(211,953)	(280,015)	(180)	(201)	(142)	(245)	(15,663)	(3,214)

Ending units	1,662,999	1,769,718	9,339	3,202	2,537	619	55,447	60,309

	GVEX1		AMTB		AMGP		AMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$107,145	86,884	41,836	43,111	(49)	2,001	(5,670)	(5,071)
Realized gain (loss) on investments	286,304	17,570	(47,306)	(40,136)	(77,194)	(40,397)	89,970	(122,129)
Change in unrealized gain (loss) on investments	587,023	256,385	36,323	45,132	159,668	(31,607)	364,335	115,250
Reinvested capital gains	140,386	68,108	-	-	50,472	121,285	39,035	94,449

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,120,858	428,947	30,853	48,107	132,897	51,282	487,670	82,499

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	197,351	241,775	193,417	142,678	675	2,980	17,950	3,877
Transfers between funds	1,165,937	1,581,076	(998,296)	624,234	(13,286)	136,718	443,989	(324,259)
Surrenders (note 6)	(858,855)	(217,603)	(90,170)	(234,750)	(303,105)	(64,250)	(695,744)	-
Death benefits (note 4)	(30,119)	-	(35,637)	(102,135)	(10,624)	-	-	(24,349)
Net policy repayments (loans) (note 5)	(63,676)	(111,634)	16,192	(8,840)	-	-	-	-
Deductions for surrender charges (note 2)	-	-	(947)	(8)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(149,332)	(109,520)	(162,562)	(225,147)	(7,697)	(9,167)	(20,987)	(20,784)
Asset charges (note 3):
FPVUL & VEL contracts	(11,233)	(10,314)	(8,869)	(10,757)	-	-	-	-
MSP contracts	-	-	(591)	(640)	-	-	-	-
SL contracts or LSFP contracts	-	-	(1,303)	(2,359)	-	-	-	-
Adjustments to maintain reserves	12,698	(5)	-	(5)	(16)	24	276	51

Net equity transactions	262,771	1,373,775	(1,088,766)	182,271	(334,053)	66,305	(254,516)	(365,464)

Net change in Contract Owners’ Equity	1,383,629	1,802,722	(1,057,913)	230,378	(201,156)	117,587	233,154	(282,965)
Contract Owners’ Equity beginning of period	5,056,016	3,253,294	3,953,563	3,723,185	676,706	559,119	1,878,424	2,161,389

Contract Owners’ Equity end of period	$6,439,645	5,056,016	2,895,650	3,953,563	475,550	676,706	2,111,578	1,878,424

CHANGES IN UNITS:
Beginning units	333,583	239,681	315,280	300,528	28,238	25,306	88,094	105,561
Units purchased	82,914	115,246	19,022	64,398	16	6,118	21,945	190
Units redeemed	(66,891)	(21,344)	(105,426)	(49,646)	(12,392)	(3,186)	(30,804)	(17,657)

Ending units	349,606	333,583	228,876	315,280	15,862	28,238	79,235	88,094

	AMMCGS		AMTP		AMRI		AMSRS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	1,406	2,150	27,783	21,140	11,517	13,649
Realized gain (loss) on investments	20,364	(11,860)	19,433	(13,982)	768,302	66,926	95,462	71,559
Change in unrealized gain (loss) on investments	191,657	(1,046)	9,435	51,757	(20,396)	282,195	183,389	29,720
Reinvested capital gains	21,518	51,292	8,016	25,172	-	380,957	82,895	70,083

Net increase (decrease) in Contract Owners’ Equity resulting from operations	233,539	38,386	38,290	65,097	775,689	751,218	373,263	185,011

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	19,745	26,172	1,093	980	5,034	7,825	69,084	76,818
Transfers between funds	(108,196)	(23,061)	22,334	27,926	(2,088,181)	85,643	37,094	(23,374)
Surrenders (note 6)	(22,174)	(16,980)	(45,993)	(75,542)	-	(39,366)	(43,829)	(73,250)
Death benefits (note 4)	(559)	(38)	(1,437)	(532)	(127)	(94,749)	(11,487)	(1)
Net policy repayments (loans) (note 5)	(16,844)	(7,513)	258	67,987	(14)	(744)	(20,125)	(12,339)
Deductions for surrender charges (note 2)	(211)	(136)	-	-	-	-	(247)	(55)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(27,676)	(33,221)	(4,508)	(4,423)	(45,998)	(43,151)	(88,413)	(86,320)
Asset charges (note 3):
FPVUL & VEL contracts	(2,304)	(3,022)	(316)	(280)	(89)	(84)	(7,035)	(7,180)
MSP contracts	(77)	(64)	-	-	-	-	(577)	(510)
SL contracts or LSFP contracts	(224)	(253)	-	-	-	-	(1,064)	(987)
Adjustments to maintain reserves	3	(4)	(90)	(102)	32	59	35	45

Net equity transactions	(158,517)	(58,120)	(28,659)	16,014	(2,129,343)	(84,567)	(66,564)	(127,153)

Net change in Contract Owners’ Equity	75,022	(19,734)	9,631	81,111	(1,353,654)	666,651	306,699	57,858
Contract Owners’ Equity beginning of period	1,024,861	1,044,595	313,438	232,327	5,601,936	4,935,285	2,047,381	1,989,523

Contract Owners’ Equity end of period	$1,099,883	1,024,861	323,069	313,438	4,248,282	5,601,936	2,354,080	2,047,381

CHANGES IN UNITS:
Beginning units	102,493	108,814	11,692	10,845	301,368	307,667	63,947	68,268
Units purchased	2,447	11,004	2,421	2,335	244	5,627	4,305	3,460
Units redeemed	(16,634)	(17,325)	(3,219)	(1,488)	(105,380)	(11,926)	(6,167)	(7,781)

Ending units	88,306	102,493	10,894	11,692	196,232	301,368	62,085	63,947

	NOTB3		NOTG3		NOTMG3		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$607	484	543	464	763	645	(1,005)	19,512
Realized gain (loss) on investments	(25)	(205)	390	13	51	30	362,934	264,896
Change in unrealized gain (loss) on investments	3,380	1,827	4,550	890	5,376	1,527	1,208,953	(1,786,574)
Reinvested capital gains	63	-	-	-	-	-	926,322	1,134,448

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,025	2,106	5,483	1,367	6,190	2,202	2,497,204	(367,718)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,526	3,526	2,131	2,400	3,763	3,425	16,713	21,285
Transfers between funds	-	-	(3,000)	27,310	-	27,176	(1,309,507)	(967,738)
Surrenders (note 6)	-	-	-	-	-	-	(42,379)	(341,884)
Death benefits (note 4)	-	-	-	-	-	-	(54,145)	(29,428)
Net policy repayments (loans) (note 5)	-	-	-	-	413	(2)	(101,958)	213
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,650)	(2,344)	-	-	(1,214)	(830)	(253,517)	(261,498)
Asset charges (note 3):
FPVUL & VEL contracts	(193)	(180)	-	-	(86)	(71)	(38)	(44)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	1	3	4	-	(2)	7,326	(533)

Net equity transactions	678	1,003	(866)	29,714	2,876	29,696	(1,737,505)	(1,579,627)

Net change in Contract Owners’ Equity	4,703	3,109	4,617	31,081	9,066	31,898	759,699	(1,947,345)
Contract Owners’ Equity beginning of period	37,578	34,469	31,081	-	43,524	11,626	10,273,193	12,220,538

Contract Owners’ Equity end of period	$42,281	37,578	35,698	31,081	52,590	43,524	11,032,892	10,273,193

CHANGES IN UNITS:
Beginning units	3,491	3,395	2,939	-	4,003	1,135	604,021	701,016
Units purchased	311	337	186	2,939	387	2,975	826	8,877
Units redeemed	(250)	(241)	(251)	-	(141)	(107)	(92,316)	(105,872)

Ending units	3,552	3,491	2,874	2,939	4,249	4,003	512,531	604,021

	OVGS		OVIG		OVGI		OVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$648,031	635,094	234,727	98,417	435,275	328,782	60,464	34,134
Realized gain (loss) on investments	3,812,641	1,947,453	(142,371)	(240,036)	680,178	302,545	(149,463)	(534)
Change in unrealized gain (loss) on investments	19,764,901	(7,341,044)	4,099,450	(208,566)	3,823,300	(857,756)	579,182	820,876
Reinvested capital gains	-	4,564,074	-	253,641	604,020	3,618,968	371,462	253,053

Net increase (decrease) in Contract Owners’ Equity resulting from operations	24,225,573	(194,423)	4,191,806	(96,544)	5,542,773	3,392,539	861,645	1,107,529

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,806,905	3,098,848	1,464,746	1,178,601	1,105,181	1,128,983	1,951,806	640,941
Transfers between funds	(763,942)	(1,287,259)	5,080,824	6,763,318	909,442	65,721	(72,442)	(527,673)
Surrenders (note 6)	(5,258,095)	(4,726,982)	(1,879,273)	(270,115)	(1,586,048)	(1,070,457)	(2,086,098)	(463,901)
Death benefits (note 4)	(892,090)	(230,825)	(6,492)	(56,071)	(323,473)	(130,782)	(29,860)	(16,516)
Net policy repayments (loans) (note 5)	(331,997)	(381,272)	12,156	(11,040)	(47,205)	(110,909)	(13,958)	14,026
Deductions for surrender charges (note 2)	(581)	(1,587)	-	-	(1,029)	(453)	(380)	(570)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,748,540)	(1,716,029)	(396,784)	(291,382)	(1,320,120)	(1,311,913)	(225,700)	(244,857)
Asset charges (note 3):
FPVUL & VEL contracts	(85,365)	(90,098)	(6,300)	(3,689)	(81,449)	(93,438)	(18,547)	(19,520)
MSP contracts	(3,316)	(5,087)	-	-	(4,687)	(4,186)	(516)	(459)
SL contracts or LSFP contracts	(12,613)	(11,776)	-	-	(7,809)	(7,328)	(3,258)	(3,378)
Adjustments to maintain reserves	361	296	71	45	125	16	(19)	16

Net equity transactions	(4,289,273)	(5,351,771)	4,268,948	7,309,667	(1,357,072)	(1,534,746)	(498,972)	(621,891)

Net change in Contract Owners’ Equity	19,936,300	(5,546,194)	8,460,754	7,213,123	4,185,701	1,857,793	362,673	485,638
Contract Owners’ Equity beginning of period	69,044,951	74,591,145	13,484,747	6,271,624	32,835,661	30,977,868	7,090,228	6,604,590

Contract Owners’ Equity end of period	$88,981,251	69,044,951	21,945,501	13,484,747	37,021,362	32,835,661	7,452,901	7,090,228

CHANGES IN UNITS:
Beginning units	3,013,243	3,251,249	1,248,548	567,662	1,255,013	1,317,469	160,970	177,013
Units purchased	177,238	208,358	546,003	746,087	85,401	81,242	5,481	7,936
Units redeemed	(344,474)	(446,364)	(183,380)	(65,201)	(126,382)	(143,698)	(18,225)	(23,979)

Ending units	2,846,007	3,013,243	1,611,171	1,248,548	1,214,032	1,255,013	148,226	160,970

	OVAG		OVSB		PMVAAA		PMVRSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,565)	(9,849)	416,992	857,814	1,128,167	522,092	22,468	1,665
Realized gain (loss) on investments	1,372,786	617,682	(38,298)	(225,123)	(109,429)	(1,123,681)	(1,349)	(7,714)
Change in unrealized gain (loss) on investments	2,622,861	(1,948,657)	723,588	454,100	2,027,497	3,049,279	(21,057)	27,656
Reinvested capital gains	2,650,194	1,878,904	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,643,276	538,080	1,102,282	1,086,791	3,046,235	2,447,690	62	21,607

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,017,165	1,042,473	797,116	272,933	451,927	383,190	5,678	61,502
Transfers between funds	(163,547)	(540,255)	177,190	(370,342)	1,759,200	(865,254)	7,827	42,216
Surrenders (note 6)	(1,382,869)	(1,104,213)	(198,940)	(1,805,176)	(641,838)	(373,289)	(19,061)	(1,625)
Death benefits (note 4)	(92,614)	(105,881)	(139,191)	(241)	(92,459)	(111,065)	-	-
Net policy repayments (loans) (note 5)	(4,348)	99,715	(21,431)	(291,488)	59,776	(3,473)	(690)	(587)
Deductions for surrender charges (note 2)	(273)	-	(996)	(316)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,083,367)	(1,146,610)	(163,575)	(192,235)	(320,071)	(239,560)	(4,425)	(3,312)
Asset charges (note 3):
FPVUL & VEL contracts	(66,632)	(79,119)	(5,928)	(6,750)	(6,092)	(3,308)	(431)	(432)
MSP contracts	(1,550)	(1,420)	(164)	(108)	-	-	-	-
SL contracts or LSFP contracts	(3,195)	(3,569)	(31,573)	(37,788)	-	-	-	-
Adjustments to maintain reserves	24,257	1,959	13	6	(33,278)	156	2	2

Net equity transactions	(1,756,973)	(1,836,920)	412,521	(2,431,505)	1,177,165	(1,212,603)	(11,100)	97,764

Net change in Contract Owners’ Equity	4,886,303	(1,298,840)	1,514,803	(1,344,714)	4,223,400	1,235,087	(11,038)	119,371
Contract Owners’ Equity beginning of period	24,141,291	25,440,131	17,527,847	18,872,561	22,052,007	20,816,920	169,022	49,651

Contract Owners’ Equity end of period	$29,027,594	24,141,291	19,042,650	17,527,847	26,275,407	22,052,007	157,984	169,022

CHANGES IN UNITS:
Beginning units	1,041,368	1,117,680	1,230,121	1,411,021	1,190,145	1,268,463	26,588	8,994
Units purchased	45,486	59,549	90,284	32,726	111,945	115,227	2,094	18,747
Units redeemed	(116,918)	(135,861)	(62,849)	(213,626)	(50,709)	(193,545)	(4,354)	(1,153)

Ending units	969,936	1,041,368	1,257,556	1,230,121	1,251,381	1,190,145	24,328	26,588

	PMVFBA		PMVLGA		PMVLDA		PMVRRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,732	16,567	27,914	43,598	381,909	567,263	1,155,713	1,340,144
Realized gain (loss) on investments	21,283	(55,055)	7,735	320,082	(901,351)	(766,389)	(1,005,974)	(4,855,695)
Change in unrealized gain (loss) on investments	101,590	119,503	82,800	(187,530)	892,407	705,346	1,667,071	7,131,930
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	143,605	81,015	118,449	176,150	372,965	506,220	1,816,810	3,616,379

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	103,140	86,092	161,617	245,836	915,998	1,420,342	1,398,603	2,357,518
Transfers between funds	10,808	(409,656)	71,756	(1,753,918)	(2,021,137)	(10,596,345)	(5,162,258)	(15,785,409)
Surrenders (note 6)	(82,170)	(144,733)	(8,983)	-	(2,200,712)	(1,603,788)	(1,308,179)	(2,009,833)
Death benefits (note 4)	(4,242)	(156,592)	(2,965)	-	(173,239)	(268,934)	(126,665)	(765,747)
Net policy repayments (loans) (note 5)	(4,991)	(5,296)	(2,553)	(37,982)	64,515	641,087	(455,860)	(22,077)
Deductions for surrender charges (note 2)	-	(199)	-	-	(32)	(323)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(36,169)	(47,767)	(26,185)	(43,188)	(676,877)	(828,371)	(701,949)	(847,680)
Asset charges (note 3):
FPVUL & VEL contracts	(842)	(2,177)	(49)	(29)	(11,836)	(17,701)	(7,723)	(9,056)
MSP contracts	(125)	(31)	-	-	(1,090)	(1,204)	-	-
SL contracts or LSFP contracts	(231)	(468)	-	-	(2,409)	(2,596)	-	-
Adjustments to maintain reserves	133	125	73	286	2,399	1,633	4,219	(3,816)

Net equity transactions	(14,689)	(680,702)	192,711	(1,588,995)	(4,104,420)	(11,256,200)	(6,359,812)	(17,086,100)

Net change in Contract Owners’ Equity	128,916	(599,687)	311,160	(1,412,845)	(3,731,455)	(10,749,980)	(4,543,002)	(13,469,721)
Contract Owners’ Equity beginning of period	1,334,432	1,934,119	1,312,706	2,725,551	39,611,897	50,361,877	55,376,645	68,846,366

Contract Owners’ Equity end of period	$1,463,348	1,334,432	1,623,866	1,312,706	35,880,442	39,611,897	50,833,643	55,376,645

CHANGES IN UNITS:
Beginning units	108,659	160,948	87,777	183,456	2,612,115	3,359,878	2,947,950	3,850,039
Units purchased	11,888	26,430	16,603	58,738	603,125	240,679	119,932	280,354
Units redeemed	(12,987)	(78,719)	(4,666)	(154,417)	(877,325)	(988,442)	(446,719)	(1,182,443)

Ending units	107,560	108,659	99,714	87,777	2,337,915	2,612,115	2,621,163	2,947,950

	PMVTRA		PMVGBA		PMVFHA		GVMCE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,471,264	1,651,841	3,514	-	563	-	57,088	239,574
Realized gain (loss) on investments	(567,115)	(1,243,164)	541	-	(1)	-	(4,692)	(3,665,563)
Change in unrealized gain (loss) on investments	2,781,974	1,722,319	(1,976)	-	(607)	-	1,020,590	7,439,462
Reinvested capital gains	-	-	-	-	-	-	750,501	12,988

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,686,123	2,130,996	2,079	-	(45)	-	1,823,487	4,026,461

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,742,884	5,917,355	-	-	-	-	246,727	45,973
Transfers between funds	(7,164,533)	(4,803,039)	314,313	-	13,928	-	(12,113,203)	(17,169,809)
Surrenders (note 6)	(3,210,851)	(11,312,075)	(1,976)	-	-	-	(137,735)	(1,523,422)
Death benefits (note 4)	(209,765)	(440,284)	-	-	-	-	(166,966)	(151,948)
Net policy repayments (loans) (note 5)	(221,310)	3,561,909	-	-	-	-	80,555	654,606
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,450,155)	(1,664,351)	(1,489)	-	-	-	(218,995)	(366,718)
Asset charges (note 3):
FPVUL & VEL contracts	(37,467)	(39,666)	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	5,096	8,618	(4)	-	(1)	-	(703)	286

Net equity transactions	(7,546,101)	(8,771,533)	310,844	-	13,927	-	(12,310,320)	(18,511,032)

Net change in Contract Owners’ Equity	(3,859,978)	(6,640,537)	312,923	-	13,882	-	(10,486,833)	(14,484,571)
Contract Owners’ Equity beginning of period	79,322,917	85,963,454	-	-	-	-	24,384,347	38,868,918

Contract Owners’ Equity end of period	$75,462,939	79,322,917	312,923	-	13,882	-	13,897,514	24,384,347

CHANGES IN UNITS:
Beginning units	3,991,985	4,440,358	-	-	-	-	646,194	1,165,986
Units purchased	263,914	734,217	30,006	-	1,364	-	7,027	27,786
Units redeemed	(630,768)	(1,182,590)	(145)	-	-	-	(320,708)	(547,578)

Ending units	3,625,131	3,991,985	29,861	-	1,364	-	332,513	646,194

	GVCSE		GVGOPS		GVGMNS		BNCAI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,801	681	(3,441)	(3,505)	91	53	(14,899)	13,106
Realized gain (loss) on investments	13,603	(4,145)	86,088	(181,531)	(7)	(700)	28,652	(61,629)
Change in unrealized gain (loss) on investments	(26,010)	11,915	102,451	203,432	2,164	1,593	1,228,604	20,485
Reinvested capital gains	62,769	1,951	185,803	8,984	775	-	277,141	397,350

Net increase (decrease) in Contract Owners’ Equity resulting from operations	53,163	10,402	370,901	27,380	3,023	946	1,519,498	369,312

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,142	-	238,404	124,341	11,362	1,354	6,280	119,274
Transfers between funds	23,846	503,737	99,281	(259,908)	(281)	(8,295)	(43,761)	(2,219,684)
Surrenders (note 6)	(52,769)	-	(23,714)	(30,057)	(2)	-	(609)	(956,380)
Death benefits (note 4)	(690)	-	-	-	-	-	(8,483)	(6,507)
Net policy repayments (loans) (note 5)	(66)	-	(41)	(1,107)	(7)	(40)	(15,322)	680,569
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,111)	(5,478)	(32,631)	(28,671)	(1,488)	(1,339)	(75,527)	(76,956)
Asset charges (note 3):
FPVUL & VEL contracts	(846)	(25)	(193)	(96)	(94)	(114)	(50)	(45)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	18	(6)	37	(8)	(8)	7	51	74

Net equity transactions	(39,476)	498,228	281,143	(195,506)	9,482	(8,427)	(137,421)	(2,459,655)

Net change in Contract Owners’ Equity	13,687	508,630	652,044	(168,126)	12,505	(7,481)	1,382,077	(2,090,343)
Contract Owners’ Equity beginning of period	567,983	59,353	1,254,544	1,422,670	18,901	26,382	5,538,114	7,628,457

Contract Owners’ Equity end of period	$581,670	567,983	1,906,588	1,254,544	31,406	18,901	6,920,191	5,538,114

CHANGES IN UNITS:
Beginning units	35,339	4,569	85,501	98,136	1,580	2,301	151,250	219,509
Units purchased	8,624	31,237	26,453	14,382	866	115	11,681	27,844
Units redeemed	(11,463)	(467)	(9,459)	(27,017)	(125)	(836)	(14,092)	(96,103)

Ending units	32,500	35,339	102,495	85,501	2,321	1,580	148,839	151,250

	PIHYB1		PVEIB		PVGOB		PVTIGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$172,566	203,136	-	-	1,344	-	21,012	29,513
Realized gain (loss) on investments	(206,594)	(149,268)	14,652	-	38,195	32	50,364	42,576
Change in unrealized gain (loss) on investments	314,175	521,670	96,449	-	294,490	8,380	147,928	(99,753)
Reinvested capital gains	-	-	-	-	17,325	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	280,147	575,538	111,101	-	351,354	8,412	219,304	(27,664)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	113,432	318,900	14,535	-	55,609	5,431	22,399	26,918
Transfers between funds	(1,060,067)	105,069	991,395	-	133,755	1,149,494	47,490	(15,602)
Surrenders (note 6)	(123,391)	(100,993)	(96,338)	-	(157,846)	-	(9,912)	(90,158)
Death benefits (note 4)	(5,955)	(38,364)	(6,093)	-	(14,506)	-	(13,313)	(3,737)
Net policy repayments (loans) (note 5)	(277)	15,912	4,655	-	(3,678)	6,736	(6,768)	7,113
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(15)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(66,935)	(84,693)	(26,852)	-	(52,582)	(5,582)	(31,843)	(35,105)
Asset charges (note 3):
FPVUL & VEL contracts	(874)	(937)	(1,902)	-	(3,452)	(410)	(1,905)	(2,293)
MSP contracts	-	-	(36)	-	(447)	(60)	(19)	(17)
SL contracts or LSFP contracts	-	-	(275)	-	(589)	(48)	(262)	(356)
Adjustments to maintain reserves	217	679	9,338	-	5	1	16	(11)

Net equity transactions	(1,143,850)	215,573	888,427	-	(43,731)	1,155,562	5,883	(113,263)

Net change in Contract Owners’ Equity	(863,703)	791,111	999,528	-	307,623	1,163,974	225,187	(140,927)
Contract Owners’ Equity beginning of period	4,732,309	3,941,198	-	-	1,163,974	-	831,053	971,980

Contract Owners’ Equity end of period	$3,868,606	4,732,309	999,528	-	1,471,597	1,163,974	1,056,240	831,053

CHANGES IN UNITS:
Beginning units	162,466	154,355	-	-	114,741	-	39,642	45,227
Units purchased	11,094	19,141	100,678	-	13,665	115,922	3,102	2,614
Units redeemed	(49,664)	(11,030)	(12,709)	-	(17,586)	(1,181)	(2,940)	(8,199)

Ending units	123,896	162,466	87,969	-	110,820	114,741	39,804	39,642

	PVTSCB		ROCMC		RVARS		TREI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,271	8,647	21,740	34,150	-	536	302,676	523,471
Realized gain (loss) on investments	2,366	(62,163)	(136,635)	(740,554)	(1,145)	9,750	(122,361)	3,502,292
Change in unrealized gain (loss) on investments	20,145	200,135	(181,037)	1,903,622	8,192	(12,149)	817,863	(2,126,377)
Reinvested capital gains	42,727	91,160	529,710	-	-	-	2,350,350	2,612,541

Net increase (decrease) in Contract Owners’ Equity resulting from operations	70,509	237,779	233,778	1,197,218	7,047	(1,863)	3,348,528	4,511,927

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	100,386	77,369	50,882	248,190	31,389	17,699	570,022	1,650,397
Transfers between funds	(139,317)	(117,147)	(1,224,464)	(1,658,524)	(323,026)	264,350	(4,941,383)	(28,293,862)
Surrenders (note 6)	(37,936)	(2,148)	(181,495)	(289,121)	(2,926)	(53,022)	(307,196)	(1,610,076)
Death benefits (note 4)	(1,262)	-	(18,791)	(17,715)	-	-	(77,877)	(111,687)
Net policy repayments (loans) (note 5)	(1,377)	(466)	81,813	578	(2,619)	(3,319)	20,519	639,689
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(28,260)	(28,814)	(90,722)	(122,527)	(13,377)	(33,952)	(331,279)	(440,840)
Asset charges (note 3):
FPVUL & VEL contracts	(141)	(155)	(392)	(1,280)	(655)	(1,472)	(3,043)	(2,844)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	5	(159)	29	5	(4)	(60,357)	240

Net equity transactions	(107,907)	(71,356)	(1,383,328)	(1,840,370)	(311,209)	190,280	(5,130,594)	(28,168,983)

Net change in Contract Owners’ Equity	(37,398)	166,423	(1,149,550)	(643,152)	(304,162)	188,417	(1,782,066)	(23,657,056)
Contract Owners’ Equity beginning of period	998,748	832,325	6,274,296	6,917,448	530,647	342,230	27,774,880	51,431,936

Contract Owners’ Equity end of period	$961,350	998,748	5,124,746	6,274,296	226,485	530,647	25,992,814	27,774,880

CHANGES IN UNITS:
Beginning units	57,699	61,145	199,081	261,835	50,046	32,120	959,441	2,107,227
Units purchased	12,857	5,797	2,054	23,874	4,025	35,260	47,569	95,241
Units redeemed	(19,022)	(9,243)	(46,200)	(86,628)	(33,468)	(17,334)	(230,672)	(1,243,027)

Ending units	51,534	57,699	154,935	199,081	20,603	50,046	776,338	959,441

	TRHS2		TRLT1		TRMCG2		TRNAG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(24,918)	(28,140)	204,792	235,090	(60,530)	(53,393)	(41,121)	(64,057)
Realized gain (loss) on investments	1,008,712	2,792,366	(16,291)	(77,599)	14,065	(295,514)	261,810	(2,084,600)
Change in unrealized gain (loss) on investments	3,558,678	(6,483,689)	(62,243)	114,377	2,167,756	49,969	7,019,660	631,470
Reinvested capital gains	952,209	171,039	-	-	3,146,194	1,493,887	4,592,831	1,734,518

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,494,681	(3,548,424)	126,258	271,868	5,267,485	1,194,949	11,833,180	217,331

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	720,880	624,525	202,542	279,362	148,762	31,967	3,289,502	2,815,837
Transfers between funds	(3,478,662)	(7,371,673)	2,789,178	(4,913,962)	(910,123)	409,211	(1,513,708)	(6,513,369)
Surrenders (note 6)	(1,264,036)	(1,150,540)	(339,216)	(3,711,993)	(152,194)	(72,582)	(169,500)	(2,667,924)
Death benefits (note 4)	(269,221)	(104,381)	(51,216)	(16,811)	(84,565)	(20,402)	(53,851)	(349,349)
Net policy repayments (loans) (note 5)	478,233	(30,272)	(4,228)	(229,178)	(1,040)	675,819	(300,586)	383,960
Deductions for surrender charges (note 2)	(804)	(921)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(583,022)	(704,093)	(200,676)	(275,496)	(235,645)	(198,434)	(647,514)	(590,852)
Asset charges (note 3):
FPVUL & VEL contracts	(22,025)	(32,834)	(381)	(534)	-	-	(8,930)	(7,246)
MSP contracts	(2,034)	(1,791)	-	-	-	-	-	-
SL contracts or LSFP contracts	(4,776)	(7,401)	-	-	-	-	-	-
Adjustments to maintain reserves	21	74	335	1,287	(22)	218	948	216

Net equity transactions	(4,425,446)	(8,779,307)	2,396,338	(8,867,325)	(1,234,827)	825,797	596,361	(6,928,727)

Net change in Contract Owners’ Equity	1,069,235	(12,327,731)	2,522,596	(8,595,457)	4,032,658	2,020,746	12,429,541	(6,711,396)
Contract Owners’ Equity beginning of period	22,036,233	34,363,964	15,419,311	24,014,768	22,859,346	20,838,600	35,110,559	41,821,955

Contract Owners’ Equity end of period	$23,105,468	22,036,233	17,941,907	15,419,311	26,892,004	22,859,346	47,540,100	35,110,559

CHANGES IN UNITS:
Beginning units	719,025	999,696	1,472,159	2,318,939	458,552	442,133	1,270,514	1,528,987
Units purchased	27,503	27,573	286,144	62,380	27,999	36,748	121,203	211,304
Units redeemed	(153,702)	(308,244)	(59,131)	(909,160)	(52,175)	(20,329)	(111,048)	(469,777)

Ending units	592,826	719,025	1,699,172	1,472,159	434,376	458,552	1,280,669	1,270,514

	TRPSB1		TRBCGP		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$47,454	54,657	(108,896)	(82,494)	33,193	30,500	(46,812)	64,794
Realized gain (loss) on investments	(12,623)	(188,191)	7,772,373	1,509,207	176,413	(120,107)	(3,295,910)	(3,880,140)
Change in unrealized gain (loss) on investments	298,826	279,097	8,968,308	(881,856)	3,913,575	58,637	2,871,270	14,108,839
Reinvested capital gains	241,594	91,725	741,670	-	-	39,636	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	575,251	237,288	17,373,455	544,857	4,123,181	8,666	(471,452)	10,293,493

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	372,321	374,173	4,463,984	4,843,919	290,398	265,248	1,416,785	1,358,320
Transfers between funds	347,515	19,824	3,018,290	3,545,674	1,183,362	64,526	(25,389)	(202,933)
Surrenders (note 6)	(37,361)	(344,557)	(6,688,912)	(2,352,011)	(165,385)	(222,034)	(1,405,213)	(1,280,453)
Death benefits (note 4)	(2,535)	-	(137,646)	(1,648)	(129,600)	(34,629)	(147,394)	(97,481)
Net policy repayments (loans) (note 5)	(3,741)	51,619	(216,032)	(134,038)	196,785	43,666	(220,116)	(50,294)
Deductions for surrender charges (note 2)	-	-	-	-	(87)	(61)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(76,993)	(61,447)	(852,923)	(690,535)	(318,250)	(303,572)	(550,171)	(627,769)
Asset charges (note 3):
FPVUL & VEL contracts	(775)	(363)	(20,195)	(15,983)	(12,413)	(15,869)	(12,693)	(19,014)
MSP contracts	-	-	-	-	(411)	(337)	(161)	(150)
SL contracts or LSFP contracts	-	-	-	-	(2,145)	(2,041)	(818)	(1,071)
Adjustments to maintain reserves	(2)	58	1,105	252	166	(24)	(32)	312

Net equity transactions	598,429	39,307	(432,329)	5,195,630	1,042,420	(205,127)	(945,202)	(920,533)

Net change in Contract Owners’ Equity	1,173,680	276,595	16,941,126	5,740,487	5,165,601	(196,461)	(1,416,654)	9,372,960
Contract Owners’ Equity beginning of period	3,981,119	3,704,524	47,617,148	41,876,661	7,894,612	8,091,073	32,061,348	22,688,388

Contract Owners’ Equity end of period	$5,154,799	3,981,119	64,558,274	47,617,148	13,060,213	7,894,612	30,644,694	32,061,348

CHANGES IN UNITS:
Beginning units	234,318	231,861	2,741,163	2,425,545	232,376	238,851	890,301	891,836
Units purchased	47,723	32,030	801,289	750,563	41,526	18,388	96,135	127,262
Units redeemed	(23,164)	(29,573)	(808,348)	(434,945)	(17,491)	(24,863)	(126,348)	(128,797)

Ending units	258,877	234,318	2,734,104	2,741,163	256,411	232,376	860,088	890,301

	VVB		VVCG		VVDV		VVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$204,468	179,797	123,133	97,224	363,092	338,089	81,765	104,996
Realized gain (loss) on investments	163,529	59,478	202,671	(21,164)	421,740	379,235	198,068	27,395
Change in unrealized gain (loss) on investments	629,601	267,508	2,754,078	729,348	(449,932)	77,004	3,161,145	(205,005)
Reinvested capital gains	354,421	344,830	332,394	259,870	1,304,828	747,681	63,215	142,329

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,352,019	851,613	3,412,276	1,065,278	1,639,728	1,542,009	3,504,193	69,715

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	502	957	950	741	(121)	1,671	2,455	1,770
Transfers between funds	453,693	885,363	1,094,938	961,080	(1,434,076)	(1,360,393)	1,340,971	(1,100,018)
Surrenders (note 6)	(306,000)	(150,391)	(451,000)	(186,428)	(397,000)	(222,347)	(373,000)	(135,878)
Death benefits (note 4)	(38,756)	(40,315)	(50,861)	(37,129)	(55,577)	(75,548)	(37,843)	(38,051)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(81,242)	(67,994)	(110,550)	(83,568)	(111,200)	(108,326)	(84,388)	(68,608)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	24	63	52	65	39	89	43	60

Net equity transactions	28,221	627,683	483,529	654,761	(1,997,935)	(1,764,854)	848,238	(1,340,725)

Net change in Contract Owners’ Equity	1,380,240	1,479,296	3,895,805	1,720,039	(358,207)	(222,845)	4,352,431	(1,271,010)
Contract Owners’ Equity beginning of period	9,344,611	7,865,315	11,812,030	10,091,991	13,777,631	14,000,476	8,059,541	9,330,551

Contract Owners’ Equity end of period	$10,724,851	9,344,611	15,707,835	11,812,030	13,419,424	13,777,631	12,411,972	8,059,541

CHANGES IN UNITS:
Beginning units	525,315	489,833	1,075,747	1,016,660	823,155	942,963	737,202	867,678
Units purchased	23,150	50,650	83,234	88,265	5	-	93,620	1
Units redeemed	(21,814)	(15,168)	(46,290)	(29,178)	(113,151)	(119,808)	(33,429)	(130,477)

Ending units	526,651	525,315	1,112,691	1,075,747	710,009	823,155	797,393	737,202

	VVMCI		VVREI		VVSTC		VVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$280,955	308,108	201,618	211,253	79,201	89,911	12,097	5,269
Realized gain (loss) on investments	889,393	812,689	123,492	164,883	10,387	(7,534)	(34,386)	(75,569)
Change in unrealized gain (loss) on investments	2,532,105	(261,900)	(322,915)	(336,706)	(2,057)	54,939	745,564	290,804
Reinvested capital gains	1,243,254	1,800,809	392,227	611,456	7,700	-	305,928	347,644

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,945,707	2,659,706	394,422	650,886	95,231	137,316	1,029,203	568,148

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,572	4,959	(198)	2,312	124	224	356	728
Transfers between funds	(1,295,075)	(1,710,909)	(831,965)	352,919	(1,290,631)	519,703	165,826	78,511
Surrenders (note 6)	(877,000)	(453,591)	(257,000)	(153,766)	(147,000)	(92,583)	(161,000)	(77,195)
Death benefits (note 4)	(115,080)	(126,229)	(37,015)	(51,011)	(20,688)	(28,046)	(19,068)	(21,407)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(234,044)	(213,852)	(72,614)	(75,745)	(40,046)	(45,982)	(39,983)	(33,173)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	84	169	1	75	1	20	40	13

Net equity transactions	(2,519,543)	(2,499,453)	(1,198,791)	74,784	(1,498,240)	353,336	(53,829)	(52,523)

Net change in Contract Owners’ Equity	2,426,164	160,253	(804,369)	725,670	(1,403,009)	490,652	975,374	515,625
Contract Owners’ Equity beginning of period	27,153,526	26,993,273	9,220,808	8,495,138	6,003,838	5,513,186	4,536,674	4,021,049

Contract Owners’ Equity end of period	$29,579,690	27,153,526	8,416,439	9,220,808	4,600,829	6,003,838	5,512,048	4,536,674

CHANGES IN UNITS:
Beginning units	1,397,843	1,540,845	479,306	477,496	466,816	439,398	236,916	240,856
Units purchased	10	-	4	16,989	3	40,382	6,633	3,324
Units redeemed	(116,433)	(143,002)	(60,893)	(15,179)	(115,688)	(12,964)	(9,920)	(7,264)

Ending units	1,281,420	1,397,843	418,417	479,306	351,131	466,816	233,629	236,916

	VVHGB		WRASP		WRGP		WRHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$521,385	441,697	113,239	54,386	20,138	(15,006)	2,134,453	2,711,630
Realized gain (loss) on investments	(4,838)	(33,629)	(509,422)	(2,956,905)	(405,481)	(698,650)	(831,707)	(1,537,892)
Change in unrealized gain (loss) on investments	213,575	(5,787)	1,674,330	2,491,470	2,891,051	(1,125,365)	1,193,991	4,306,807
Reinvested capital gains	77,170	58,226	-	-	1,284,220	1,888,577	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	807,292	460,507	1,278,147	(411,049)	3,789,928	49,556	2,496,737	5,480,545

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	630	1,432	295,322	595,814	219,277	411,664	856,696	780,145
Transfers between funds	3,440,683	2,604,603	(711,193)	(5,478,611)	(3,985,656)	(2,863,914)	1,039,036	(2,733,156)
Surrenders (note 6)	(770,000)	(379,111)	(614,348)	(771,983)	(225,575)	(103,116)	(1,077,217)	(852,584)
Death benefits (note 4)	(95,912)	(98,561)	(37,475)	(165,993)	(1,804)	(12,999)	(81,057)	(108,110)
Net policy repayments (loans) (note 5)	-	-	27,412	(4,287)	(11,371)	(20,435)	(21,839)	(63,141)
Deductions for surrender charges (note 2)	-	-	(112)	(2,387)	-	-	(1)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(204,980)	(185,908)	(333,977)	(470,553)	(167,486)	(195,300)	(481,121)	(444,562)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(15,749)	(24,349)	(1,859)	(1,272)	(4,647)	(5,672)
MSP contracts	-	-	(520)	(518)	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,782)	(3,027)	-	-	-	-
Adjustments to maintain reserves	36	138	(8)	8	(15)	55	63	168

Net equity transactions	2,370,457	1,942,593	(1,393,430)	(6,325,886)	(4,174,489)	(2,785,317)	229,913	(3,426,912)

Net change in Contract Owners’ Equity	3,177,749	2,403,100	(115,283)	(6,736,935)	(384,561)	(2,735,761)	2,726,650	2,053,633
Contract Owners’ Equity beginning of period	22,938,055	20,534,955	7,622,325	14,359,260	16,376,320	19,112,081	38,252,688	36,199,055

Contract Owners’ Equity end of period	$26,115,804	22,938,055	7,507,042	7,622,325	15,991,759	16,376,320	40,979,338	38,252,688

CHANGES IN UNITS:
Beginning units	1,957,890	1,792,381	572,683	1,052,576	615,761	726,824	2,885,082	3,168,839
Units purchased	289,683	221,746	25,396	67,318	28,673	23,093	189,450	182,183
Units redeemed	(88,965)	(56,237)	(121,507)	(547,211)	(179,218)	(134,156)	(173,361)	(465,940)

Ending units	2,158,608	1,957,890	476,572	572,683	465,216	615,761	2,901,171	2,885,082

	WRMCG		WRRESP		WRSTP		SVDF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,666)	(10,906)	91,275	75,410	(20,287)	(18,176)	(14,432)	(13,341)
Realized gain (loss) on investments	(45,745)	(535,333)	(330,156)	(367,986)	157,500	(1,162,290)	(494,007)	(321,740)
Change in unrealized gain (loss) on investments	926,235	500,716	(282,435)	(227,393)	2,512,193	690,860	3,496,881	106,434
Reinvested capital gains	127,475	333,815	944,683	725,353	1,322,514	499,483	853,372	994,544

Net increase (decrease) in Contract Owners’ Equity resulting from operations	999,299	288,292	423,367	205,384	3,971,920	9,877	3,841,814	765,897

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	276,925	297,479	893,353	691,070	1,386,412	1,392,819	741,243	964,234
Transfers between funds	(923,466)	(2,796,342)	(2,047,871)	1,225,472	(1,184,627)	(1,578,510)	(1,717,534)	(3,345,233)
Surrenders (note 6)	(121,558)	(47,440)	(415,157)	(146,059)	(974,496)	(521,995)	(122,266)	(212,022)
Death benefits (note 4)	(46,340)	(54,535)	(2,034)	(47,521)	(48,271)	(87,587)	(19,141)	(207,150)
Net policy repayments (loans) (note 5)	(1,395)	3,578	(9,537)	(11,954)	(400,445)	(499,735)	(319)	(45,613)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(79,905)	(105,642)	(131,058)	(142,580)	(370,901)	(321,673)	(183,693)	(176,876)
Asset charges (note 3):
FPVUL & VEL contracts	(1,276)	(1,724)	(5,569)	(6,058)	(10,737)	(9,524)	(13,983)	(12,674)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(55,792)	20	26	2	40	70	(10)	60

Net equity transactions	(952,807)	(2,704,606)	(1,717,847)	1,562,372	(1,603,025)	(1,626,135)	(1,315,703)	(3,035,274)

Net change in Contract Owners’ Equity	46,492	(2,416,314)	(1,294,480)	1,767,756	2,368,895	(1,616,258)	2,526,111	(2,269,377)
Contract Owners’ Equity beginning of period	4,199,956	6,616,270	8,724,567	6,956,811	13,447,888	15,064,146	13,994,736	16,264,113

Contract Owners’ Equity end of period	$4,246,448	4,199,956	7,430,087	8,724,567	15,816,783	13,447,888	16,520,847	13,994,736

CHANGES IN UNITS:
Beginning units	297,974	497,206	390,460	323,475	651,961	740,554	748,933	938,219
Units purchased	22,870	35,402	40,099	85,695	72,261	86,579	39,318	72,351
Units redeemed	(83,164)	(234,634)	(115,105)	(18,710)	(143,004)	(175,172)	(102,253)	(261,637)

Ending units	237,680	297,974	315,454	390,460	581,218	651,961	685,998	748,933

	SVOF		WFVSCG		PVGIB		PVTVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$28,206	100,038	(7,981)	(7,591)	22,251	15,566	-	14,274
Realized gain (loss) on investments	(12,031)	(23,564)	(4,632)	(654,920)	18,491	35,956	-	(53,253)
Change in unrealized gain (loss) on investments	649,445	(6,347)	1,027,684	451,060	(110,857)	44,131	-	5,900
Reinvested capital gains	522,991	562,582	152,248	523,918	117,234	27,489	-	50,757

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,188,611	632,709	1,167,319	312,467	47,119	123,142	-	17,678

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,772	2,383	209,052	213,643	(55,194)	37,272	-	47,909
Transfers between funds	(161,636)	(21,291)	107,278	(1,152,860)	(974,224)	(82,316)	-	(1,317,801)
Surrenders (note 6)	(30,622)	-	(79,930)	(837,193)	(15,888)	(22,332)	-	(53,959)
Death benefits (note 4)	-	-	(45,771)	(15,416)	(49)	-	-	(1,951)
Net policy repayments (loans) (note 5)	(15,936)	(1,771)	(29,420)	6,859	(4,704)	7,717	-	6,921
Deductions for surrender charges (note 2)	-	-	(293)	(288)	-	(588)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(84,844)	(77,596)	(105,556)	(109,949)	(16,653)	(45,215)	-	(42,947)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(3,516)	(4,726)	(1,016)	(3,190)	-	(3,389)
MSP contracts	-	-	(30)	(25)	(17)	(45)	-	(448)
SL contracts or LSFP contracts	-	-	(987)	(1,012)	(159)	(512)	-	(576)
Adjustments to maintain reserves	22	59	(33,831)	46	67,668	(7)	-	-

Net equity transactions	(285,244)	(98,216)	16,996	(1,900,921)	(1,000,236)	(109,216)	-	(1,366,241)

Net change in Contract Owners’ Equity	903,367	534,493	1,184,315	(1,588,454)	(953,117)	13,926	-	(1,348,563)
Contract Owners’ Equity beginning of period	6,021,481	5,486,988	4,612,821	6,201,275	953,117	939,191	-	1,348,563

Contract Owners’ Equity end of period	$6,924,848	6,021,481	5,797,136	4,612,821	-	953,117	-	-

CHANGES IN UNITS:
Beginning units	229,422	234,040	270,148	390,465	36,456	41,318	-	53,180
Units purchased	4,420	2,777	16,025	16,134	514	1,769	-	2,396
Units redeemed	(14,278)	(7,395)	(15,854)	(136,451)	(36,970)	(6,631)	-	(55,576)

Ending units	219,564	229,422	270,319	270,148	-	36,456	-	-

	PIVEMI		CAF
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(326)	3,064	-	19,571
Realized gain (loss) on investments	142,990	(171,037)	-	3,341,232
Change in unrealized gain (loss) on investments	5,618	195,028	-	(4,805,528)
Reinvested capital gains	-	-	-	1,404,949

Net increase (decrease) in Contract Owners’ Equity resulting from operations	148,282	27,055	-	(39,776)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,911	3,873	-	276,455
Transfers between funds	(329,350)	(296,016)	-	(16,138,685)
Surrenders (note 6)	(183,837)	(69)	-	(444,878)
Death benefits (note 4)	(650)	-	-	(43,429)
Net policy repayments (loans) (note 5)	(11,738)	(5,616)	-	16,979
Deductions for surrender charges (note 2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,383)	(9,310)	-	(275,533)
Asset charges (note 3):
FPVUL & VEL contracts	(544)	(874)	-	(18,488)
MSP contracts	-	-	-	(505)
SL contracts or LSFP contracts	-	-	-	(669)
Adjustments to maintain reserves	(3)	3	-	8,986

Net equity transactions	(527,594)	(308,009)	-	(16,619,767)

Net change in Contract Owners’ Equity	(379,312)	(280,954)	-	(16,659,543)
Contract Owners’ Equity beginning of period	379,312	660,266	-	16,659,543

Contract Owners’ Equity end of period	$-	379,312	-	-

CHANGES IN UNITS:
Beginning units	65,304	120,357	-	1,029,042
Units purchased	68,545	761	-	43,072
Units redeemed	(133,849)	(55,814)	-	(1,072,114)

Ending units	-	65,304	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

CONESTOGA CAPITAL ADVISORS

Stock Index Fund, Inc. - Service Shares (DSIFS)*

Appreciation Portfolio - Service Shares (DCAPS)*

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

FIDELITY INVESTMENTS

VIP Real Estate Portfolio - Service Class (FRESS)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)

VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

INVESCO INVESTMENTS - KY

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Growth and Income Fund - Series II Shares (VKLGI2)*

VI American Value Fund - Series I Shares (MSVMV)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Institutional Shares (JAEI)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Bond Portfolio - Service Class (MVBDS)*

MFS Total Return Bond Series - Service Class (MVRBSS)

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a redemption of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a redemption of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a redemption of units	$0.00 - $25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01 - $125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $11,152,111 and $11,076,473, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1 - 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $47,692,710 and $47,759,275, respectively, and total transfers from the Separate Account to the fixed account were $70,943,753 and $83,480,348, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,289,329,039	$-	$-	$5,289,329,039

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$8,138,954	$11,441,246
VPS International Value Portfolio - Class A (ALVIVA)	820,310	3,453,119
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	10,758	16,298
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	2,744,733	4,063,729
VP Inflation Protection Fund - Class I (ACVIP1)	14,310,978	12,055,568
VP Capital Appreciation Fund - Class I (ACVCA)	311,837	293,372
VP Income & Growth Fund - Class I (ACVIG)	1,288,654	2,396,632
VP Inflation Protection Fund - Class II (ACVIP2)	749,697	1,058,534
VP International Fund - Class I (ACVI)	225,630	2,891,020
VP Mid Cap Value Fund - Class I (ACVMV1)	14,015,343	19,210,084
VP Ultra(R) Fund - Class I (ACVU1)	125,402	467,591
VP Value Fund - Class I (ACVV)	6,008,234	7,644,230
Asset Allocation Fund - Class 2 (AMVAA2)	5,104,883	2,020,791
Bond Fund - Class 2 (AMVBD2)	2,482,363	923,400
Global Small Capitalization Fund - Class 2 (AMVGS2)	344,136	455,036
Growth Fund - Class 2 (AMVGR2)	14,104,110	8,451,887
International Fund - Class 2 (AMVI2)	6,473,235	3,030,167
New World Fund - Class 2 (AMVNW2)	1,642,722	1,326,941
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	5,220,542	2,638,497
Large Cap Core V.I. Fund - Class II (MLVLC2)	586,620	794,711

Global Allocation V.I. Fund - Class II (MLVGA2)	1,583,380	1,285,092
VP S&P 500 Index Portfolio (CVSPIP)	258,744	163,901
Value Portfolio (DAVVL)	885,140	1,041,308
VIP Emerging Markets Series: Service Class (DWVEMS)	1,634,883	1,042,262
VIP Small Cap Value Series: Service Class (DWVSVS)	10,845,384	8,371,785
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)	156,322	777
VA Inflation-Protected Securities Portfolio (DFVIPS)	441,993	1,574,486
VA International Small Portfolio (DFVIS)	427,859	177,069
VA U.S. Targeted Value Portfolio (DFVUTV)	849,275	1,193,693
MidCap Stock Portfolio - Initial Shares (DVMCS)	996,440	605,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	19,914,182	25,950,983
Stock Index Fund, Inc. - Initial Shares (DSIF)	143,230,797	73,872,200
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	974,022	1,335,647
Appreciation Portfolio - Initial Shares (DCAP)	3,792,174	2,486,662
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	622,181	455,123
International Value Portfolio - Initial Shares (DVIV)	672,352	778,244
Global Income Builder VIP - Class A (DSGIBA)	51,315	1,788
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	61,444	78,310
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	8,491	72,464
Floating-Rate Income Fund (ETVFR)	17,472,523	16,762,962
Managed Tail Risk Fund II - Primary Shares (FVCA2P)	23,817	108,954
Quality Bond Fund II - Primary Shares (FQB)	2,309,737	3,392,695
VIP Real Estate Portfolio - Service Class (FRESS)	10,872	62
VIP Contrafund(R) Portfolio - Service Class (FCS)	10,008,475	9,984,240
VIP Energy Portfolio - Service Class 2 (FNRS2)	930,314	2,126,187
VIP Equity-Income Portfolio - Service Class (FEIS)	5,792,753	5,983,803
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	183,991	317,757
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	11,259,534	12,306,240
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	12,359,215	5,501,514
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	590,161	328,334
VIP Growth Opportunities Portfolio - Service Class (FGOS)	473,419	477,066
VIP Growth Portfolio - Service Class (FGS)	17,270,389	17,947,766
VIP High Income Portfolio - Service Class (FHIS)	1,606,382	3,017,577
VIP Index 500 Portfolio - Initial Class (FIP)	3,227,879	6,609,592
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	31,236,656	35,968,435
VIP Mid Cap Portfolio - Service Class (FMCS)	6,339,039	8,250,353
VIP Money Market Portfolio - Initial Class (FMMP)	8,619,487	12,296,645
VIP Overseas Portfolio - Service Class (FOS)	1,306,479	2,005,700
VIP Value Strategies Portfolio - Service Class (FVSS)	1,069,638	509,231
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	293,683	78,858
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	4,943,121	3,703,922
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	10,026,161	7,193,115
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	6,545,429	2,450,326
VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)	15,975	-
Franklin Income Securities Fund - Class 2 (FTVIS2)	770,380	1,599,259
Rising Dividends Securities Fund - Class 1 (FTVRDI)	3,058,951	3,839,831
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,191,353	1,551,096
Small Cap Value Securities Fund - Class 2 (FTVSV2)	2,742,019	3,030,509
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	722,598	917,531
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,321,664	829,782
Templeton Foreign Securities Fund - Class 1 (TIF)	29,165	67,306
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,793,495	7,910,341
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	627,055	1,752,874
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	127,273	78,376
VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)	6,982,030	5,579,341
VI Growth and Income Fund - Series I Shares (ACGI)	8,977,600	8,213,502
VI American Franchise Fund - Series I Shares (ACEG)	355,786	331,905
VI Value Opportunities Fund - Series I Shares (AVBVI)	51,811	517
VI High Yield Fund - Series I Shares (AVHY1)	4,352,692	4,172,140
VI International Growth Fund - Series I Shares (AVIE)	12,621,715	13,832,905
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	60,775	97,812
VI Small Cap Equity Fund - Series I Shares (AVSCE)	202,381	180,574
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	697,515	983,664
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	320,420	323,082
Mid Cap Value Portfolio: Class 1 (JPMMV1)	17,179,998	9,588,064
Small Cap Core Portfolio 1 (JPSCE1)	154,002	25,788

Balanced Portfolio: Service Shares (JABS)	5,775,749	5,738,793
Enterprise Portfolio: Institutional Shares (JAEI)	890,970	225,630
Enterprise Portfolio: Service Shares (JAMGS)	18,821,746	5,068,044
Flexible Bond Portfolio: Service Shares (JAFBS)	2,726,933	10,411,550
Forty Portfolio: Service Shares (JACAS)	5,915,721	7,841,342
Global Technology Portfolio: Service Shares (JAGTS)	4,875,030	2,252,127
Overseas Portfolio: Service Shares (JAIGS)	1,110,278	2,382,089
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	474,429	449,762
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	9,960,728	9,809,178
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	5,023,898	5,323,701
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	506,621	106,824
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	1,530	109,381
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	11,098,649	2,690,772
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	5,895,545	3,275,436
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	336,919	132,456
MFS Total Return Bond Series - Service Class (MVRBSS)	120,209	23,598
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	407,662	466,712
Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)	510,004	2,023,211
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	201,290	98,676
New Discovery Series - Service Class (MNDSC)	480,136	16,275
Value Series - Initial Class (MVFIC)	1,779,067	1,601,952
Value Series - Service Class (MVFSC)	22,458,547	12,602,404
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	18,539,932	18,039,794
Core Plus Fixed Income Portfolio - Class I (MSVFI)	572,288	249,426
Emerging Markets Debt Portfolio - Class I (MSEM)	3,003,711	1,156,661
Global Real Estate Portfolio - Class II (VKVGR2)	2,405,041	2,587,630
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	1,266,995	3,614,304
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	1,166,830	697,248
U.S. Real Estate Portfolio - Class I (MSVRE)	1,723,401	4,203,315
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	2	736
NVIT Investor Destinations Managed Growth Class I (IDPG)	43,084	197
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	5	736
NVIT Cardinal Managed Growth Class I (NCPG)	14,637	10,710
NVIT Bond Index Fund Class I (NVBX)	91,831,257	8,975,053
NVIT International Index Fund Class I (NVIX)	16,938,916	11,056,349
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,836,030	3,480,031
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,843,307	801,373
American Funds NVIT Bond Fund - Class II (GVABD2)	131,431	218,818
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,317,968	1,022,602
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,555,509	1,229,071
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	712,454	451,825
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,702,771	3,577,169
NVIT Emerging Markets Fund - Class I (GEM)	4,332,620	2,992,968
NVIT International Equity Fund - Class I (GIG)	4,151,799	5,365,698
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	3,277	6,441
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	837,037	1,958,944
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	54,973	105,169
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,966,200	1,603,206
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	7,932,973	160,556,951
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,202,382	2,733,417
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,554,331	1,826,593
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	792,086	1,592,351
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,176,436	492,198
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2,200,157	2,470,112
NVIT Core Bond Fund - Class I (NVCBD1)	432,016	211,977
NVIT Core Plus Bond Fund - Class I (NVLCP1)	393,778	708,644
NVIT Nationwide Fund - Class I (TRF)	1,696,120	16,135,745
NVIT Government Bond Fund - Class I (GBF)	8,142,633	8,658,693
NVIT International Index Fund - Class II (GVIX2)	222,441	312,989
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	14,909,053	1,941,972
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	165,061	122,915
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	165,505	186,568
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,940,081	6,495,703
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	10,366,406	5,761,540
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	14,890,366	7,646,492
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,707,219	3,502,928

NVIT Mid Cap Index Fund - Class I (MCIF)	28,691,255	24,019,585
NVIT Money Market Fund - Class I (SAM)	8,624,665	15,494,787
NVIT Money Market Fund - Class V (SAM5)	165,564,174	142,956,918
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	598,048	1,647,948
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	886,656	549,360
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,540,526	3,473,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,165,447	2,454,116
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,493,574	16,887,177
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	8,678,932	2,132,546
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,408,134	1,891,566
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,300,919	2,483,565
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,836,651	4,941,754
NVIT Multi-Manager Small Company Fund - Class I (SCF)	4,877,607	5,891,416
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,587,768	1,655,302
NVIT Short Term Bond Fund - Class I (NVSTB1)	17,247,439	5,205,150
NVIT Short Term Bond Fund - Class II (NVSTB2)	649,040	240,807
NVIT Large Cap Growth Fund - Class I (NVOLG1)	6,726,489	13,090,798
Templeton NVIT International Value Fund - Class III (NVTIV3)	688,726	247,465
Invesco NVIT Comstock Value Fund - Class I (EIF)	955,068	1,391,669
NVIT Real Estate Fund - Class I (NVRE1)	3,312,697	3,985,166
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	89,895	1,906
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	27,442	1,100
NVIT Small Cap Index Fund Class II (NVSIX2)	316,231	348,982
NVIT S&P 500 Index Fund Class I (GVEX1)	2,769,896	2,259,593
Short Duration Bond Portfolio - I Class Shares (AMTB)	355,600	1,402,529
Guardian Portfolio - I Class Shares (AMGP)	158,452	442,106
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,149,225	1,370,631
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	150,151	287,153
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	241,965	261,111
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	257,197	2,358,736
Socially Responsive Portfolio - I Class Shares (AMSRS)	251,162	223,349
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	4,196	2,844
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	2,674	3,000
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	4,285	646
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1,459,452	2,278,867
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,801,087	14,442,463
International Growth Fund/VA - Non-Service Shares (OVIG)	8,008,447	3,504,730
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,966,294	3,284,085
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,819,587	2,886,615
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,276,862	2,410,419
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	1,591,133	761,611
All Asset Portfolio - Administrative Class (PMVAAA)	5,129,717	2,823,576
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	149,119	137,752
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	310,194	304,283
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	514,449	293,915
Low Duration Portfolio - Administrative Class (PMVLDA)	34,791,270	38,516,199
Real Return Portfolio - Administrative Class (PMVRRA)	12,791,659	17,999,761
Total Return Portfolio - Administrative Class (PMVTRA)	17,877,702	23,958,110
Global Bond Portfolio (Unhedged)- Administrative Class (PMVGBA)	440,948	126,585
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	15,100	610
Mid Cap Value- Institutional Shares (GVMCE)	4,880,725	16,383,149
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	1,015,903	989,826
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	1,291,063	827,583
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	11,392	1,035
Baron Growth Opportunities Fund Service Class (BNCAI)	1,165,795	1,040,962
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	976,259	1,947,978
VT Equity Income Fund: Class IB (PVEIB)	1,831,442	943,018
VT Growth Opportunities Fund: Class IB (PVGOB)	270,546	295,614
VT International Equity Fund: Class IB (PVTIGB)	212,897	186,017
VT Small Cap Value Fund: Class IB (PVTSCB)	530,719	590,623
Micro-Cap Portfolio - Investment Class (ROCMC)	1,283,070	2,114,907
Variable Fund - Multi-Hedge Strategies (RVARS)	51,895	363,110
Equity Income Portfolio - II (TREI2)	8,751,985	11,223,387
Health Sciences Portfolio - II (TRHS2)	3,792,639	7,290,737
Limited-Term Bond Portfolio (TRLT1)	9,574,194	6,973,281
Mid-Cap Growth Portfolio - II (TRMCG2)	9,409,971	7,558,942

New America Growth Portfolio (TRNAG1)	12,888,439	7,740,237
Personal Strategy Balanced Portfolio (TRPSB1)	2,621,329	1,733,814
Blue Chip Growth Portfolio (TRBCGP)	36,586,826	36,385,609
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,561,604	1,486,137
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	9,221,279	10,212,760
Variable Insurance Fund - Balanced Portfolio (VVB)	1,625,208	1,038,046
Variable Insurance Fund - Capital Growth Portfolio (VVCG)	2,099,172	1,160,049
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	2,017,948	2,347,879
Variable Insurance Fund - International Portfolio (VVI)	2,422,115	1,428,846
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	2,170,003	3,165,150
Variable Insurance Fund - REIT Index Portfolio (VVREI)	828,271	1,433,106
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	610,958	2,022,268
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	762,778	498,577
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	5,343,839	2,374,704
Variable Insurance Portfolios - Asset Strategy (WRASP)	876,447	2,156,620
Variable Insurance Portfolios - Growth (WRGP)	2,860,977	5,731,020
Variable Insurance Portfolios - High Income (WRHIP)	8,754,454	6,389,938
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	912,722	1,746,698
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,088,521	4,770,393
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,226,984	6,527,717
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,208,427	2,685,128
Advantage VT Opportunity Fund - Class 2 (SVOF)	726,691	460,717
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	814,696	653,119
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	244,005	1,104,766
Pioneer Emerging Markets VCT Portfolio - Class I Shares (obsolete) (PIVEMI)	2,953,324	3,481,243

	$1,365,616,224	$1,335,559,176

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.00%	to	0.25%	618,577	$38.63	to	$37.18	$23,253,399	1.31%	18.92%	to	18.63%
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
2015	0.00%	to	0.25%	794,184	29.19	to	28.23	22,576,076	1.45%	1.70%	to	1.45%
2014	0.00%	to	0.25%	831,086	28.70	to	27.83	23,312,057	1.55%	9.54%	to	9.27%
2013	0.00%	to	0.25%	575,885	26.20	to	25.47	14,819,195	1.26%	34.96%	to	34.63%
VPS International Value Portfolio - Class A (ALVIVA)
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%
2015	0.00%	to	0.25%	981,220	8.67	to	8.46	8,359,637	2.59%	2.59%	to	2.33%
2014	0.00%	to	0.25%	1,020,175	8.45	to	8.27	8,490,269	3.43%	-6.21%	to	-6.45%
2013	0.00%	to	0.25%	1,306,206	9.01	to	8.83	11,634,412	6.94%	23.00%	to	22.70%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017			0.00%	1,959			14.13	27,685	1.97%			14.67%
2016			0.00%	2,379			12.32	29,320	0.53%			3.59%
2015			0.00%	5,447			11.90	64,806	0.87%			-1.09%
2014			0.00%	3,808			12.03	45,805	0.26%			4.45%
2013			0.00%	15,430			11.52	177,696	0.77%			12.31%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
2015	0.00%	to	0.25%	496,940	37.07	to	35.92	18,216,191	0.79%	-5.49%	to	-5.72%
2014	0.00%	to	0.25%	515,175	39.23	to	38.10	20,013,603	0.72%	9.20%	to	8.93%
2013	0.00%	to	0.25%	413,328	35.92	to	34.98	14,715,273	0.63%	38.06%	to	37.71%
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
2015	0.00%	to	0.25%	592,890	9.71	to	9.24	5,480,549	2.52%	-2.28%	to	-2.52%
2014	0.00%	to	0.25%	89,451	9.93	to	9.47	849,750	1.51%	3.58%	to	3.32%
2013	0.20%	to	0.25%	43,953	9.18	to	9.17	403,043	1.16%	-8.40%	to	-8.44%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
2015	0.00%	to	0.25%	51,411	11.30	to	11.25	578,782	0.00%	1.93%	to	1.68%
2014	0.00%	to	0.25%	145,072	11.09	to	11.07	1,606,401	0.00%	10.86%	to	10.67%	****
VP Income & Growth Fund - Class I (ACVIG)
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
2015	0.00%	to	0.25%	724,329	26.63	to	19.40	18,198,664	2.08%	-5.62%	to	-5.86%
2014	0.00%	to	0.25%	899,634	28.21	to	20.61	23,330,878	2.04%	12.50%	to	12.22%
2013	0.00%	to	0.25%	900,940	25.08	to	18.37	21,067,403	2.22%	35.82%	to	35.48%
VP Inflation Protection Fund - Class II (ACVIP2)
2017			0.00%	540,339			16.85	9,103,962	2.60%			3.67%
2016			0.00%	573,519			16.25	9,320,785	1.82%			4.39%
2015			0.00%	611,924			15.57	9,526,951	2.05%			-2.47%
2014			0.00%	783,544			15.96	12,507,527	1.30%			3.30%
2013			0.00%	880,216			15.45	13,601,857	1.80%			-8.48%
VP International Fund - Class I (ACVI)
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
2015	0.00%	to	0.25%	103,448	22.70	to	14.19	1,476,332	0.36%	0.76%	to	0.51%
2014	0.00%	to	0.25%	119,008	22.53	to	14.11	1,859,779	1.93%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	242,842	23.84	to	14.97	3,853,608	1.66%	22.41%	to	22.10%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
2015	0.00%	to	0.25%	500,601	26.91	to	26.20	13,389,899	1.64%	-1.43%	to	-1.68%
2014	0.00%	to	0.25%	492,846	27.30	to	26.65	13,379,525	1.17%	16.42%	to	16.13%
2013	0.00%	to	0.25%	482,118	23.45	to	22.95	11,238,525	1.23%	30.11%	to	29.79%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2017			0.25%	10,496			29.74	312,162	0.29%			31.90%
2016			0.25%	25,536			22.55	575,807	0.36%			4.19%
2015			0.25%	34,702			21.64	751,055	0.43%			6.01%
2014	0.10%	to	0.25%	77,382	20.81	to	20.42	1,598,803	0.36%	9.88%	to	9.72%
2013	0.10%	to	0.25%	74,672	18.94	to	18.61	1,405,659	0.52%	36.94%	to	36.73%
VP Value Fund - Class I (ACVV)
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%
2015	0.00%	to	0.25%	723,165	34.80	to	28.85	21,342,297	2.11%	-3.88%	to	-4.12%
2014	0.00%	to	0.25%	813,491	36.21	to	30.10	25,658,246	1.56%	13.08%	to	12.80%
2013	0.00%	to	0.25%	723,483	32.02	to	26.68	20,213,290	1.65%	31.73%	to	31.40%
Asset Allocation Fund - Class 2 (AMVAA2)
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
2015	0.00%	to	0.25%	354,629	14.80	to	14.50	5,167,132	1.79%	1.40%	to	1.15%
2014	0.00%	to	0.25%	219,500	14.60	to	14.34	3,163,145	1.29%	5.40%	to	5.13%
2013	0.00%	to	0.25%	293,121	13.85	to	13.64	4,006,660	1.50%	23.69%	to	23.38%
Bond Fund - Class 2 (AMVBD2)
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
2015	0.00%	to	0.25%	5,633,226	12.61	to	12.35	70,464,503	1.69%	0.27%	to	0.02%
2014	0.00%	to	0.25%	5,686,802	12.58	to	12.35	71,011,198	6.95%	5.28%	to	5.02%
2013	0.00%	to	0.25%	6,226	11.95	to	11.76	74,024	1.11%	-2.16%	to	-2.40%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
2015	0.00%	to	0.25%	125,623	12.51	to	12.27	1,544,166	0.00%	0.27%	to	0.02%
2014	0.00%	to	0.25%	204,209	12.48	to	12.26	2,511,188	0.12%	2.12%	to	1.87%
2013	0.00%	to	0.25%	202,172	12.22	to	12.04	2,439,091	0.98%	28.28%	to	27.96%
Growth Fund - Class 2 (AMVGR2)
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
2015	0.00%	to	0.25%	1,120,259	15.87	to	15.56	17,442,134	0.52%	6.86%	to	6.59%
2014	0.00%	to	0.25%	1,698,415	14.85	to	14.59	24,825,384	0.80%	8.51%	to	8.24%
2013	0.00%	to	0.25%	1,752,402	13.69	to	13.48	23,660,929	0.96%	30.10%	to	29.78%
International Fund - Class 2 (AMVI2)
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
2015	0.00%	to	0.25%	506,463	10.47	to	10.35	5,243,130	1.60%	-4.53%	to	-4.76%
2014	0.00%	to	0.25%	430,497	10.96	to	10.86	4,678,454	1.59%	-2.65%	to	-2.90%
2013	0.00%	to	0.25%	312,711	11.26	to	11.19	3,499,457	1.63%	21.63%	to	21.33%
New World Fund - Class 2 (AMVNW2)
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
2015	0.10%	to	0.25%	397,942	9.37	to	9.35	3,724,985	4.71%	-3.70%	to	-3.84%
2014			0.25%	51,392			9.72	499,545	1.36%			-2.80%	****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
2015	0.00%	to	0.25%	97,677	20.24	to	19.71	1,927,425	0.60%	0.34%	to	0.09%
2014	0.00%	to	0.25%	145,570	20.18	to	19.69	2,885,881	0.79%	12.19%	to	11.91%
2013	0.00%	to	0.25%	154,703	17.98	to	17.60	2,736,351	0.97%	33.32%	to	32.99%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
2016			0.00%	530,848			17.10	9,079,551	1.09%			3.96%
2015			0.00%	588,721			16.45	9,686,094	0.95%			-0.87%
2014			0.00%	665,128			16.60	11,039,090	2.12%			1.97%
2013			0.00%	640,899			16.28	10,431,814	1.07%			14.55%
VP S&P 500 Index Portfolio (CVSPIP)
2017			0.25%	60,975			14.99	914,006	1.50%			21.16%
2016			0.25%	57,324			12.37	709,205	1.43%			11.30%
2015			0.25%	49,793			11.12	553,494	0.07%			0.73%
2014			0.10%	40,910			11.05	451,933	3.55%			10.47%	****
Value Portfolio (DAVVL)
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
2015	0.00%	to	0.25%	187,283	13.48	to	13.21	2,503,302	0.78%	1.60%	to	1.34%
2014	0.00%	to	0.25%	219,468	13.27	to	13.03	2,888,623	0.94%	6.06%	to	5.79%
2013	0.00%	to	0.25%	214,206	12.51	to	12.32	2,664,799	0.81%	33.43%	to	33.09%
VIP Emerging Markets Series: Service Class (DWVEMS)
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%
2015	0.20%	to	0.25%	231,836	8.85	to	8.84	2,049,470	0.53%	-14.94%	to	-14.99%
2014	0.00%	to	0.25%	110,505	10.46	to	10.39	1,148,980	0.38%	-8.26%	to	-8.49%
2013	0.00%	to	0.25%	37,049	11.41	to	11.36	420,861	0.19%	9.86%	to	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
2015	0.00%	to	0.25%	980,158	13.47	to	13.31	13,060,799	0.50%	-6.46%	to	-6.70%
2014	0.00%	to	0.25%	1,035,605	14.40	to	14.27	14,786,804	0.29%	5.62%	to	5.35%
2013	0.00%	to	0.25%	804,104	13.63	to	13.54	10,896,188	0.55%	33.17%	to	32.84%
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
2017			0.00%	14,405			10.91	157,198	2.07%			9.13%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
VA International Small Portfolio (DFVIS)
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%
2016	0.20%	to	0.25%	85,815			10.22	877,242	2.28%			5.97%
2015	0.20%	to	0.25%	105,953			9.64	1,021,665	2.07%			-3.60%	****
VA U.S. Targeted Value Portfolio (DFVUTV)
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
2015	0.20%	to	0.25%	215,294			9.15	1,969,559	1.32%			-8.54%	****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
2015	0.00%	to	0.25%	79,448	32.75	to	31.68	2,518,807	0.62%	-2.29%	to	-2.53%
2014	0.00%	to	0.25%	104,891	33.52	to	32.50	3,435,635	0.81%	12.09%	to	11.81%
2013	0.10%	to	0.25%	55,938	29.57	to	29.07	1,643,820	1.18%	34.86%	to	34.66%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
2015	0.00%	to	0.25%	3,013,709	28.71	to	27.75	84,362,335	0.73%	-2.33%	to	-2.57%
2014	0.00%	to	0.25%	3,271,232	29.40	to	28.48	93,959,139	0.55%	5.12%	to	4.86%
2013	0.00%	to	0.25%	2,964,896	27.96	to	27.16	81,233,215	0.95%	40.71%	to	40.36%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
2015	0.00%	to	0.25%	19,872,339	28.15	to	19.42	433,286,156	1.84%	1.11%	to	0.85%
2014	0.00%	to	0.25%	19,703,250	27.84	to	19.25	428,953,663	1.78%	13.42%	to	13.14%
2013	0.00%	to	0.25%	18,495,758	24.54	to	17.02	359,230,963	1.87%	32.03%	to	31.70%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
2015	0.00%	to	0.25%	503,710	22.57	to	14.53	11,176,410	1.06%	-3.19%	to	-3.44%
2014	0.00%	to	0.25%	579,590	23.32	to	15.05	13,108,017	1.04%	13.45%	to	13.17%
2013	0.00%	to	0.25%	609,225	20.55	to	13.30	12,228,151	1.23%	34.34%	to	34.01%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
2015	0.00%	to	0.25%	800,138	27.63	to	18.45	20,291,117	1.68%	-2.47%	to	-2.71%
2014	0.00%	to	0.25%	1,135,867	28.33	to	18.97	27,937,998	1.81%	8.09%	to	7.82%
2013	0.00%	to	0.25%	1,660,176	26.21	to	17.59	35,692,893	1.96%	21.10%	to	20.80%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017			0.00%	44,940			32.35	1,453,941	0.00%			24.68%
2016			0.00%	40,468			25.95	1,050,101	0.00%			17.07%
2015			0.00%	42,927			22.17	951,485	0.00%			-2.28%
2014			0.00%	47,065			22.68	1,067,509	0.00%			1.59%
2013			0.00%	61,048			22.33	1,362,930	0.00%			48.55%
International Value Portfolio - Initial Shares (DVIV)
2017	0.00%	to	0.25%	176,313	23.89	to	22.99	4,065,255	1.50%	28.52%	to	28.20%
2016	0.00%	to	0.25%	180,986	18.59	to	17.93	3,255,207	2.13%	-1.45%	to	-1.69%
2015	0.00%	to	0.25%	216,185	18.86	to	18.24	3,953,737	2.30%	-2.72%	to	-2.96%
2014	0.00%	to	0.25%	291,203	19.39	to	18.80	5,511,637	2.00%	-9.32%	to	-9.55%
2013	0.00%	to	0.25%	546,235	21.38	to	20.78	11,390,676	2.00%	22.99%	to	22.69%
Global Income Builder VIP - Class A (DSGIBA)
2017			0.00%	6,616			12.13	80,243	2.16%			16.54%
2016			0.00%	2,350			10.41	24,457	0.00%			4.07%	****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
2015	0.00%	to	0.25%	14,430	14.71	to	14.41	208,665	0.00%	-2.21%	to	-2.46%
2014	0.00%	to	0.25%	48,141	15.04	to	14.77	713,559	0.72%	5.09%	to	4.83%
2013	0.00%	to	0.25%	124,095	14.31	to	14.09	1,767,021	0.53%	34.70%	to	34.36%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
2015	0.20%	to	0.25%	10,596	13.41	to	13.38	141,848	1.10%	-7.35%	to	-7.40%
2014	0.20%	to	0.25%	10,766	14.47	to	14.45	155,618	1.40%	10.14%	to	10.08%
2013	0.20%	to	0.25%	11,249	13.14	to	13.12	147,688	1.66%	30.28%	to	30.21%
Floating-Rate Income Fund (ETVFR)
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%
2015	0.00%	to	0.25%	5,769,523	11.07	to	10.94	63,451,455	3.33%	-0.99%	to	-1.24%
2014	0.00%	to	0.25%	6,022,601	11.18	to	11.08	66,999,384	3.22%	0.57%	to	0.32%
2013	0.00%	to	0.25%	2,302,534	11.12	to	11.04	25,512,559	3.51%	3.85%	to	3.59%
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
2017			0.00%	35,422			18.30	648,223	1.61%			10.95%
2016			0.00%	41,070			16.49	677,417	1.76%			-4.20%
2015			0.00%	40,403			17.22	695,612	1.64%			-6.29%
2014			0.00%	43,124			18.37	792,290	1.71%			-0.97%
2013			0.00%	43,232			18.55	802,033	0.96%			16.45%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
2015	0.00%	to	0.25%	1,164,659	22.07	to	21.17	25,290,762	3.73%	-0.24%	to	-0.49%
2014	0.00%	to	0.25%	1,283,800	22.12	to	21.27	27,987,363	3.86%	3.79%	to	3.53%
2013	0.00%	to	0.25%	1,349,684	21.31	to	20.55	28,352,506	4.25%	1.03%	to	0.78%
VIP Real Estate Portfolio - Service Class (FRESS)
2017			0.00%	1,061			10.30	10,926	1.93%			2.98%	****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
2015	0.00%	to	0.25%	1,229,565	41.25	to	27.29	34,056,039	0.73%	0.56%	to	0.31%
2014	0.00%	to	0.25%	2,176,373	41.02	to	27.20	60,334,411	0.79%	11.82%	to	11.54%
2013	0.00%	to	0.25%	2,707,495	36.69	to	24.39	67,114,985	0.97%	31.14%	to	30.82%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017			0.00%	322,002			20.36	6,554,925	1.34%			-2.78%
2016			0.00%	389,722			20.94	8,159,951	0.51%			33.51%
2015			0.00%	390,067			15.68	6,117,397	0.97%			-20.75%
2014			0.00%	405,538			19.79	8,025,181	0.71%			-12.76%
2013			0.00%	422,224			22.68	9,578,003	0.68%			24.15%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
2015	0.00%	to	0.25%	2,345,447	25.54	to	19.97	56,301,658	3.02%	-4.09%	to	-4.33%
2014	0.00%	to	0.25%	2,527,460	26.63	to	20.88	63,137,536	2.59%	8.65%	to	8.38%
2013	0.00%	to	0.25%	3,053,344	24.51	to	19.26	69,302,459	2.39%	28.01%	to	27.69%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
2015	0.00%	to	0.25%	125,604	17.76	to	17.29	2,221,284	1.62%	-0.31%	to	-0.56%
2014	0.00%	to	0.25%	141,331	17.81	to	17.39	2,509,861	1.52%	4.35%	to	4.09%
2013	0.00%	to	0.25%	146,853	17.07	to	16.70	2,500,653	1.61%	13.39%	to	13.11%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
2015	0.00%	to	0.25%	1,516,176	18.39	to	17.91	27,384,785	1.92%	-0.37%	to	-0.62%
2014	0.00%	to	0.25%	1,234,002	18.46	to	18.02	22,435,469	1.76%	4.66%	to	4.40%
2013	0.00%	to	0.25%	1,085,182	17.64	to	17.26	18,902,163	2.00%	15.95%	to	15.67%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
2015	0.00%	to	0.25%	670,689	19.20	to	18.70	12,707,207	1.80%	-0.34%	to	-0.58%
2014	0.00%	to	0.25%	523,809	19.27	to	18.81	9,982,525	1.60%	4.86%	to	4.60%
2013	0.00%	to	0.25%	443,253	18.37	to	17.98	8,074,425	1.87%	21.50%	to	21.19%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
2015	0.20%	to	0.25%	104,625	11.76	to	11.73	1,230,126	1.73%	-0.62%	to	-0.67%
2014	0.20%	to	0.25%	87,841	11.83	to	11.81	1,039,310	1.27%	3.49%	to	3.43%
2013	0.20%	to	0.25%	151,165	11.44	to	11.42	1,728,409	1.48%	5.17%	to	5.12%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2017	0.00%	to	0.25%	15,375	30.49	to	27.41	438,543	0.19%	34.40%	to	34.06%
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
2015	0.00%	to	0.25%	20,793	22.63	to	20.45	437,298	0.01%	5.48%	to	5.22%
2014	0.00%	to	0.25%	176,408	21.45	to	19.43	3,137,228	0.14%	12.10%	to	11.82%
2013	0.00%	to	0.25%	143,931	19.14	to	17.38	2,307,620	0.22%	37.78%	to	37.43%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth Portfolio - Service Class (FGS)
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
2015	0.00%	to	0.25%	3,760,319	29.91	to	16.97	89,520,714	0.16%	7.05%	to	6.79%
2014	0.00%	to	0.25%	4,030,458	27.94	to	15.89	89,015,373	0.10%	11.19%	to	10.91%
2013	0.00%	to	0.25%	3,923,497	25.13	to	14.32	79,884,384	0.19%	36.20%	to	35.86%
VIP High Income Portfolio - Service Class (FHIS)
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%
2015	0.00%	to	0.25%	656,054	17.78	to	21.88	12,742,577	6.06%	-3.76%	to	-4.00%
2014	0.00%	to	0.25%	617,230	18.48	to	22.79	12,531,665	5.59%	1.07%	to	0.82%
2013	0.00%	to	0.25%	674,793	18.28	to	22.61	13,537,253	5.53%	5.87%	to	5.61%
VIP Index 500 Portfolio - Initial Class (FIP)
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
2015	0.20%	to	0.25%	2,841,994	16.49	to	16.42	46,835,841	2.06%	1.13%	to	1.08%
2014	0.20%	to	0.25%	2,135,022	16.30	to	16.25	34,793,037	1.59%	13.34%	to	13.29%
2013	0.20%	to	0.25%	2,279,769	14.38	to	14.34	32,780,167	1.87%	31.98%	to	31.91%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
2015	0.00%	to	0.25%	10,467,562	16.63	to	16.11	170,471,100	2.56%	-0.71%	to	-0.95%
2014	0.00%	to	0.25%	9,237,349	16.75	to	16.27	151,948,959	4.79%	5.75%	to	5.49%
2013	0.00%	to	0.25%	2,366,422	15.84	to	15.42	36,825,540	2.51%	-1.89%	to	-2.13%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
2015	0.00%	to	0.25%	977,992	42.94	to	41.60	41,543,203	0.36%	-1.50%	to	-1.75%
2014	0.00%	to	0.25%	1,164,190	43.59	to	42.34	50,266,013	0.16%	6.20%	to	5.93%
2013	0.00%	to	0.25%	1,214,517	41.05	to	39.97	49,432,238	0.40%	36.06%	to	35.72%
VIP Money Market Portfolio - Initial Class (FMMP)
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
2016	0.20%	to	0.25%	935,135			10.00	9,352,900	0.06%			0.00%	****
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
2015	0.00%	to	0.25%	882,090	21.56	to	16.05	18,130,581	1.45%	3.49%	to	3.23%
2014	0.00%	to	0.25%	527,024	20.84	to	15.54	9,627,274	1.18%	-8.16%	to	-8.39%
2013	0.00%	to	0.25%	587,917	22.69	to	16.97	11,686,468	1.01%	30.38%	to	30.05%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
2015	0.00%	to	0.25%	133,932	25.82	to	24.95	3,457,479	0.74%	-3.05%	to	-3.30%
2014	0.00%	to	0.10%	210,258	26.63	to	26.30	5,579,423	0.96%	6.69%	to	6.59%
2013	0.00%	to	0.25%	208,874	24.96	to	24.24	5,197,182	0.85%	30.44%	to	30.12%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
2015	0.20%	to	0.25%	13,584	12.61	to	12.58	171,219	2.28%	-0.55%	to	-0.59%
2014	0.20%	to	0.25%	7,230	12.68	to	12.65	91,635	2.81%	3.98%	to	3.92%
2013	0.20%	to	0.25%	2,444	12.19	to	12.17	29,794	0.05%	9.38%	to	9.32%
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
2015	0.00%	to	0.25%	785,176	13.97	to	13.70	10,782,045	1.88%	-0.44%	to	-0.68%
2014	0.00%	to	0.25%	660,580	14.03	to	13.80	9,131,177	1.73%	4.63%	to	4.37%
2013	0.00%	to	0.25%	560,735	13.41	to	13.22	7,423,685	2.10%	14.24%	to	13.96%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%
2015	0.00%	to	0.25%	974,642	14.36	to	14.09	13,753,120	1.84%	-0.36%	to	-0.61%
2014	0.00%	to	0.25%	769,831	14.41	to	14.17	10,931,160	1.78%	4.98%	to	4.72%
2013	0.00%	to	0.25%	585,943	13.73	to	13.53	7,940,480	1.91%	19.89%	to	19.59%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
2015	0.00%	to	0.25%	429,474	15.84	to	15.62	6,716,605	1.63%	-0.35%	to	-0.60%
2014	0.00%	to	0.25%	358,910	15.90	to	15.71	5,646,780	1.51%	4.83%	to	4.57%
2013	0.00%	to	0.25%	324,799	15.16	to	15.02	4,884,677	1.68%	25.16%	to	24.85%
VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)
2017			0.25%	1,422			11.24	15,987	0.00%			12.42%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017			0.00%	312,146			19.99	6,238,515	4.00%			9.67%
2016			0.00%	369,466			18.22	6,732,869	5.10%			14.02%
2015			0.00%	377,928			15.98	6,040,094	4.68%			-7.05%
2014			0.00%	390,265			17.20	6,710,629	4.91%			4.62%
2013			0.00%	391,706			16.44	6,438,224	6.32%			13.94%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017			0.00%	468,247			38.82	18,175,344	1.73%			20.85%
2016			0.00%	517,880			32.12	16,634,002	1.58%			16.33%
2015			0.00%	570,589			27.61	15,754,609	1.64%			-3.42%
2014			0.00%	599,977			28.59	17,151,918	1.53%			9.01%
2013			0.00%	706,879			26.23	18,538,455	1.74%			30.05%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017			0.00%	219,865			49.13	10,801,676	0.73%			10.92%
2016			0.00%	245,509			44.29	10,874,493	1.03%			30.54%
2015			0.00%	255,164			33.93	8,658,290	0.91%			-7.18%
2014			0.00%	292,511			36.56	10,693,748	0.83%			0.88%
2013			0.00%	314,978			36.24	11,414,310	1.50%			36.50%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
2015	0.00%	to	0.25%	436,021	20.83	to	20.28	8,856,820	0.65%	-7.39%	to	-7.62%
2014	0.00%	to	0.25%	512,783	22.49	to	21.95	11,301,870	0.63%	0.57%	to	0.32%
2013	0.00%	to	0.25%	465,556	22.36	to	21.88	10,229,704	1.33%	36.24%	to	35.90%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
2015	0.00%	to	0.25%	147,343	14.17	to	13.89	2,077,541	3.80%	-3.65%	to	-3.89%
2014	0.00%	to	0.25%	32,122	14.71	to	14.45	464,392	2.43%	5.71%	to	5.44%
2013			0.25%	20,950			13.71	287,147	2.67%			27.30%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017			0.00%	315,423			12.50	3,942,967	0.98%			40.41%
2016			0.00%	271,041			8.90	2,413,106	0.80%			17.44%
2015			0.00%	285,175			7.58	2,161,899	2.16%			-19.60%
2014			0.00%	338,402			9.43	3,190,883	1.50%			-5.71%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2017			0.00%	36,093			30.12	1,087,047	2.78%			17.02%
2016			0.00%	38,500			25.74	990,896	2.16%			7.49%
2015			0.00%	42,432			23.94	1,016,000	3.58%			-6.31%
2014			0.00%	48,081			25.56	1,228,764	2.07%			-10.89%
2013			0.00%	53,511			28.68	1,534,588	2.56%			23.27%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
2015	0.00%	to	0.25%	1,146,428	21.96	to	21.24	24,618,620	3.22%	-6.49%	to	-6.73%
2014	0.00%	to	0.25%	1,087,231	23.49	to	22.77	25,006,807	1.97%	-11.13%	to	-11.35%
2013	0.10%	to	0.25%	642,739	26.13	to	25.69	16,554,377	2.30%	22.85%	to	22.66%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
2015	0.00%	to	0.25%	662,999	16.60	to	16.26	10,987,604	7.60%	-4.30%	to	-4.54%
2014	0.00%	to	0.25%	774,609	17.35	to	17.04	13,406,161	3.71%	1.83%	to	1.58%
2013	0.00%	to	0.25%	2,511,603	17.04	to	16.77	42,440,610	4.74%	1.63%	to	1.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017			0.00%	44,376			16.42	728,797	2.69%			11.98%
2016			0.00%	44,251			14.67	649,006	3.82%			13.18%
2015			0.00%	51,295			12.96	664,708	2.92%			-6.21%
2014			0.00%	53,635			13.82	741,071	2.78%			2.85%
2013			0.00%	50,080			13.43	672,789	11.86%			23.77%
VIP Trust - Templeton Global Bond VIP Fund - Class 1 (FTVGB1)
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
2015	0.00%	to	0.25%	1,372,392	10.78	to	9.65	13,399,403	7.61%	-4.10%	to	-4.34%
2014	0.00%	to	0.25%	1,178,165	11.24	to	10.08	11,985,782	4.04%	2.12%	to	0.85%	****
VI Growth and Income Fund - Series I Shares (ACGI)
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
2015	0.00%	to	0.25%	288,247	16.63	to	16.40	4,730,237	2.87%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	312,024	17.16	to	16.96	5,294,775	1.85%	10.28%	to	10.00%
2013	0.00%	to	0.25%	286,045	15.56	to	15.42	4,412,360	1.50%	34.08%	to	33.75%
VI American Franchise Fund - Series I Shares (ACEG)
2017			0.00%	65,426			20.26	1,325,620	0.08%			27.34%
2016			0.00%	69,572			15.91	1,106,971	0.00%			2.27%
2015			0.00%	85,010			15.56	1,322,616	0.00%			5.01%
2014			0.00%	74,837			14.82	1,108,824	0.04%			8.44%
2013			0.00%	86,923			13.66	1,187,662	0.43%			40.14%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2017			0.25%	1,935			26.56	51,393	0.01%			17.14%
2016			0.25%	21			22.67	476	0.09%			18.04%
2015			0.25%	496			19.21	9,527	2.85%			-10.63%
2014	0.10%	to	0.25%	24,969	21.89	to	21.49	544,288	1.44%	6.51%	to	6.35%
2013	0.10%	to	0.25%	25,874	20.55	to	20.21	529,924	1.18%	33.62%	to	33.42%
VI High Yield Fund - Series I Shares (AVHY1)
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
2015	0.00%	to	0.25%	1,054,103	13.25	to	13.06	13,801,155	5.24%	-3.17%	to	-3.41%
2014	0.00%	to	0.25%	1,143,753	13.68	to	13.52	15,496,752	4.12%	1.73%	to	1.47%
2013	0.00%	to	0.25%	781,618	13.45	to	13.33	10,432,057	4.58%	7.01%	to	6.74%
VI International Growth Fund - Series I Shares (AVIE)
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%
2015	0.00%	to	0.25%	2,038,231	23.68	to	23.00	47,081,685	1.31%	-2.34%	to	-2.59%
2014	0.00%	to	0.25%	2,475,931	24.25	to	23.61	58,655,441	1.60%	0.33%	to	0.08%
2013	0.00%	to	0.25%	2,336,984	24.17	to	23.59	55,292,311	1.27%	19.01%	to	18.72%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
2015	0.00%	to	0.25%	21,154	19.36	to	18.89	402,728	0.34%	-4.03%	to	-4.27%
2014	0.00%	to	0.25%	22,264	20.18	to	19.74	442,463	0.04%	4.43%	to	4.17%
2013	0.00%	to	0.25%	71,330	19.32	to	18.95	1,353,655	0.71%	28.81%	to	28.49%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2017			0.25%	23,971			12.74	305,502	0.00%			13.77%
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
2015	0.20%	to	0.25%	19,997	10.03	to	10.02	200,390	0.00%	-5.71%	to	-5.75%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00%	to	0.25%	197,242	18.17	to	17.91	3,579,489	0.00%	22.49%	to	22.19%
2016	0.00%	to	0.25%	228,597	14.83	to	14.66	3,383,296	0.00%	0.76%	to	0.50%
2015	0.00%	to	0.25%	345,418	14.72	to	14.59	5,068,137	0.00%	1.21%	to	0.95%
2014	0.00%	to	0.25%	341,263	14.55	to	14.45	4,953,394	0.00%	8.04%	to	7.77%
2013	0.00%	to	0.25%	321,052	13.47	to	13.41	4,317,352	0.41%	37.01%	to	36.67%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017			0.00%	122,601			12.16	1,491,397	3.90%			10.16%
2016			0.00%	134,610			11.04	1,486,483	0.47%			11.64%
2015			0.00%	62,732			9.89	620,517	4.97%			-4.10%
2014			0.00%	38,475			10.31	396,848	0.00%			3.14%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
2015	0.00%	to	0.25%	573,578	28.60	to	27.77	16,060,386	0.94%	-2.66%	to	-2.90%
2014	0.00%	to	0.25%	372,474	29.38	to	28.60	10,699,926	0.71%	15.11%	to	14.82%
2013	0.00%	to	0.25%	258,597	25.52	to	24.91	6,466,290	0.96%	32.30%	to	31.97%
Small Cap Core Portfolio 1 (JPSCE1)
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
2016			0.25%	9,466			11.10	105,109	0.47%			19.91%
2015			0.25%	4,684			9.26	43,373	0.00%			-7.40%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%
2015	0.00%	to	0.25%	947,970	27.66	to	26.76	25,570,430	1.68%	0.41%	to	0.16%
2014	0.00%	to	0.25%	933,751	27.55	to	26.71	25,164,067	1.54%	8.24%	to	7.97%
2013	0.00%	to	0.25%	821,725	25.45	to	24.74	20,512,662	2.01%	19.80%	to	19.50%
Enterprise Portfolio: Institutional Shares (JAEI)
2017			0.00%	59,840			11.62	695,474	0.03%			16.22%	****
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
2015	0.00%	to	0.25%	1,234,000	10.09	to	10.06	12,417,813	2.23%	-0.06%	to	-0.31%
2014	0.20%	to	0.25%	435,927			10.09	4,399,676	1.29%			0.92%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
2015	0.00%	to	0.25%	2,232,703	20.43	to	19.63	45,096,682	1.25%	11.94%	to	11.66%
2014	0.00%	to	0.25%	2,473,108	18.25	to	17.58	44,660,750	0.03%	8.47%	to	8.20%
2013	0.00%	to	0.25%	2,806,731	16.83	to	16.25	46,697,005	0.59%	30.89%	to	30.56%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
2015	0.00%	to	0.25%	1,452,572	9.69	to	9.31	14,007,986	0.81%	4.65%	to	4.38%
2014	0.00%	to	0.25%	1,666,220	9.26	to	8.92	15,350,042	0.00%	9.35%	to	9.07%
2013	0.00%	to	0.25%	1,724,013	8.47	to	8.18	14,513,340	0.00%	35.39%	to	35.05%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
2015	0.00%	to	0.25%	1,556,610	13.95	to	13.41	21,561,467	0.48%	-8.80%	to	-9.03%
2014	0.00%	to	0.25%	1,927,784	15.30	to	14.74	29,256,435	5.77%	-12.10%	to	-12.32%
2013	0.00%	to	0.25%	2,331,866	17.41	to	16.81	40,211,611	3.05%	14.28%	to	14.00%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
2015	0.00%	to	0.25%	135,681	14.82	to	14.61	1,988,712	1.06%	-3.69%	to	-3.93%
2014	0.00%	to	0.25%	128,064	15.39	to	15.21	1,952,405	3.38%	8.44%	to	8.17%
2013	0.00%	to	0.25%	135,589	14.19	to	14.06	1,908,778	1.00%	25.81%	to	25.49%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
2015	0.00%	to	0.25%	3,088,800	8.59	to	8.47	26,233,081	1.29%	-20.05%	to	-20.25%
2014	0.00%	to	0.25%	2,531,668	10.75	to	10.62	26,936,682	1.81%	-4.64%	to	-4.87%
2013	0.00%	to	0.25%	2,130,245	11.27	to	11.17	23,822,313	1.47%	-1.24%	to	-1.49%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
2015	0.00%	to	0.25%	614,965	18.59	to	18.21	11,222,935	0.00%	-4.37%	to	-4.61%
2014	0.00%	to	0.25%	472,936	19.44	to	19.09	9,039,455	0.00%	4.08%	to	3.82%
2013	0.00%	to	0.25%	334,875	18.68	to	18.39	6,165,317	0.04%	47.05%	to	46.68%
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
2015	0.20%	to	0.25%	30,871	9.93	to	9.92	306,229	8.70%	-1.73%	to	-1.78%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
2015	0.00%	to	0.25%	5,441	18.87	to	18.37	100,210	0.10%	-3.79%	to	-4.03%
2014	0.00%	to	0.25%	57,274	19.61	to	19.15	1,101,297	0.34%	11.53%	to	11.25%
2013	0.00%	to	0.25%	84,220	17.59	to	17.21	1,455,733	0.44%	30.32%	to	29.99%
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
2015	0.00%	to	0.25%	696,348	9.82	to	9.81	6,830,955	6.21%	-1.76%	to	-1.93%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
2016	0.20%	to	0.25%	1,181,419			10.14	11,980,773	4.09%			1.40%	****
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
2015	0.20%	to	0.25%	74,067	11.09	to	11.08	821,115	2.15%	0.67%	to	0.62%
MFS Total Return Bond Series - Service Class (MVRBSS)
2017			0.25%	9,484			10.23	97,060	0.00%			2.34%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017			0.00%	251,410			13.43	3,376,803	0.65%			28.42%
2016			0.00%	271,340			10.46	2,837,846	0.60%			6.08%
2015			0.00%	297,791			9.86	2,936,113	0.50%			-1.40%	****
Var Insurance Trust II - MFS Research International Portfolio - Service Class (MV2RIS)
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
2016	0.20%	to	0.25%	287,386			9.05	2,599,441	1.34%			-1.16%
2015	0.00%	to	0.25%	310,021	9.17	to	9.15	2,837,301	1.83%	-8.31%	to	-8.49%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017			0.00%	28,555			18.38	524,942	0.00%			26.65%
2016			0.00%	23,315			14.51	338,410	0.00%			9.05%
2015			0.00%	30,567			13.31	406,846	0.00%			-1.89%
2014			0.00%	39,384			13.57	534,273	0.00%			-7.26%
2013			0.00%	54,531			14.63	797,640	0.00%			41.52%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
New Discovery Series - Service Class (MNDSC)
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
2015	0.00%	to	0.25%	27,229	13.19	to	13.07	356,357	0.00%	-2.15%	to	-2.39%
2014	0.00%	to	0.25%	81,742	13.48	to	13.39	1,095,280	0.00%	-7.49%	to	-7.72%
2013	0.00%	to	0.25%	148,553	14.57	to	14.51	2,155,892	0.00%	41.22%	to	40.86%
Value Series - Initial Class (MVFIC)
2017			0.00%	318,782			42.40	13,515,237	1.92%			17.65%
2016			0.00%	332,771			36.04	11,991,713	2.16%			14.09%
2015			0.00%	313,122			31.59	9,890,222	2.29%			-0.74%
2014			0.00%	314,764			31.82	10,015,870	1.51%			10.51%
2013			0.00%	368,819			28.79	10,619,793	1.21%			35.89%
Value Series - Service Class (MVFSC)
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
2015	0.00%	to	0.25%	2,395,774	15.38	to	15.06	36,194,371	2.12%	-0.93%	to	-1.18%
2014	0.00%	to	0.25%	1,817,807	15.52	to	15.24	27,779,416	1.33%	10.20%	to	9.93%
2013	0.00%	to	0.25%	2,108,924	14.08	to	13.86	29,309,020	1.02%	35.59%	to	35.26%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
2015	0.00%	to	0.25%	3,393,304	22.41	to	22.04	74,992,713	1.81%	6.32%	to	6.05%
2014	0.00%	to	0.25%	2,912,540	21.07	to	20.78	60,625,656	1.84%	1.13%	to	0.88%
2013	0.00%	to	0.25%	2,760,169	20.84	to	20.60	56,931,951	1.39%	27.63%	to	27.31%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017			0.00%	133,523			17.88	2,387,701	3.17%			6.24%
2016			0.00%	118,983			16.83	2,002,670	2.08%			6.11%
2015			0.00%	101,355			15.86	1,607,721	3.38%			-0.65%
2014			0.00%	107,604			15.97	1,718,027	2.84%			7.85%
2013			0.00%	119,123			14.80	1,763,427	3.52%			-0.32%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
2015	0.00%	to	0.25%	826,783	32.97	to	31.78	33,218,941	5.22%	-1.12%	to	-1.36%
2014	0.00%	to	0.25%	955,142	33.35	to	32.22	38,169,060	5.48%	2.93%	to	2.67%
2013	0.00%	to	0.25%	985,279	32.40	to	31.39	38,132,292	4.05%	-8.75%	to	-8.98%
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
2015	0.00%	to	0.25%	471,131	11.40	to	11.17	5,270,760	2.30%	-1.42%	to	-1.66%
2014	0.00%	to	0.25%	421,696	11.57	to	11.36	4,797,159	0.69%	13.85%	to	13.57%
2013	0.00%	to	0.25%	290,891	10.16	to	10.00	2,913,382	3.58%	2.63%	to	2.38%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%
2015	0.00%	to	0.25%	561,751	16.99	to	16.34	9,220,353	0.00%	-5.90%	to	-6.13%
2014	0.00%	to	0.25%	758,843	18.05	to	17.40	13,267,348	0.00%	1.97%	to	1.71%
2013	0.00%	to	0.25%	785,039	17.71	to	17.11	13,482,809	0.37%	37.49%	to	37.14%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
2015	0.00%	to	0.25%	69,285	20.41	to	20.00	1,390,107	0.00%	12.24%	to	11.96%
2014	0.00%	to	0.25%	71,574	18.19	to	17.86	1,280,698	0.00%	6.36%	to	6.09%
2013	0.00%	to	0.25%	93,010	17.10	to	16.83	1,566,998	0.53%	48.07%	to	47.70%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
2015	0.10%	to	0.25%	402,965	60.13	to	48.07	20,329,045	1.35%	2.07%	to	1.92%
2014	0.10%	to	0.25%	417,956	58.91	to	47.16	20,424,278	1.39%	29.59%	to	29.40%
2013	0.10%	to	0.25%	453,779	45.46	to	36.45	16,994,730	1.13%	1.95%	to	1.80%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2017			0.00%	7			11.96	84	1.18%			14.30%
2016			0.00%	77			10.47	806	12.37%			5.94%
2014			0.00%	1			10.20	10	2.52%			1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2017			0.00%	3,468			12.28	42,586	3.31%			17.23%
2015			0.00%	4,397			9.77	42,952	1.83%			-3.71%
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2017			0.00%	8			11.85	95	1.12%			14.96%
2016			0.00%	78			10.31	804	0.88%			5.74%
NVIT Cardinal Managed Growth Class I (NCPG)
2017			0.00%	4,793			12.07	57,867	1.81%			17.98%
2016			0.00%	4,715			10.23	48,251	3.18%			6.40%
2015			0.00%	4,610			9.62	44,339	1.34%			-4.62%
2014			0.00%	4,296			10.08	43,319	3.21%			0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
2015	0.00%	to	0.25%	9,294,873	10.29	to	10.25	95,391,912	2.32%	0.14%	to	-0.11%
2014	0.00%	to	0.25%	5,645,631	10.28	to	10.26	57,954,008	3.92%	2.78%	to	2.61%	****
NVIT International Index Fund Class I (NVIX)
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
2015	0.00%	to	0.25%	2,225,659	9.11	to	9.07	20,212,790	3.36%	-0.96%	to	-1.21%
2014	0.00%	to	0.25%	1,245,179	9.20	to	9.18	11,440,668	2.49%	-8.01%	to	-8.16%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017			0.00%	1,357,653			30.75	41,754,065	1.69%			8.67%
2016			0.00%	1,455,365			28.30	41,186,313	2.38%			20.44%
2015			0.00%	1,546,350			23.50	36,335,010	2.39%			-4.28%
2014			0.00%	1,667,165			24.55	40,923,361	2.00%			13.12%
2013			0.00%	1,832,139			21.70	39,757,407	1.86%			31.90%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017			0.00%	597,989			20.96	12,533,765	1.14%			15.79%
2016			0.00%	511,729			18.10	9,262,950	1.92%			9.00%
2015			0.00%	519,808			16.61	8,632,339	1.42%			0.98%
2014			0.00%	490,736			16.44	8,070,122	0.95%			4.99%
2013			0.00%	487,528			15.66	7,636,273	1.31%			23.28%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017			0.00%	93,773			13.95	1,308,080	1.22%			3.21%
2016			0.00%	101,604			13.52	1,373,217	2.37%			2.65%
2015			0.00%	113,914			13.17	1,499,841	1.36%			-0.23%
2014			0.00%	117,093			13.20	1,545,265	1.22%			4.98%
2013			0.00%	122,305			12.57	1,537,507	1.67%			-2.57%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017			0.00%	374,171			24.32	9,098,183	0.70%			30.97%
2016			0.00%	393,395			18.57	7,303,931	1.45%			0.19%
2015			0.00%	426,191			18.53	7,898,072	0.69%			6.54%
2014			0.00%	375,662			17.39	6,534,147	0.70%			1.84%
2013			0.00%	394,540			17.08	6,738,800	0.39%			28.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017			0.00%	481,969			24.67	11,891,807	0.31%			27.80%
2016			0.00%	505,916			19.31	9,767,654	0.22%			9.06%
2015			0.00%	539,000			17.70	9,541,628	0.71%			6.43%
2014			0.00%	582,797			16.63	9,693,899	0.44%			8.07%
2013			0.00%	660,438			15.39	10,165,319	0.32%			29.61%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017			0.00%	187,941			20.41	3,835,490	1.40%			21.93%
2016			0.00%	195,828			16.74	3,277,768	1.12%			11.09%
2015			0.00%	198,459			15.07	2,990,282	0.84%			1.09%
2014			0.00%	223,749			14.91	3,335,091	0.79%			10.23%
2013			0.00%	235,408			13.52	3,183,307	0.98%			32.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%
2015	0.00%	to	0.25%	792,106	25.62	to	25.38	20,149,457	5.47%	-2.61%	to	-2.85%
2014	0.00%	to	0.25%	816,154	26.31	to	26.13	21,289,529	5.48%	2.55%	to	2.29%
2013	0.00%	to	0.25%	679,469	25.66	to	25.54	17,286,424	6.14%	7.07%	to	6.80%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
2015	0.00%	to	0.25%	532,848	21.51	to	20.71	11,336,532	0.85%	-15.99%	to	-16.20%
2014	0.00%	to	0.25%	557,428	25.61	to	24.71	14,127,165	1.22%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	347,886	27.10	to	26.22	9,214,541	1.10%	0.75%	to	0.49%
NVIT International Equity Fund - Class I (GIG)
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
2015	0.00%	to	0.25%	1,135,892	16.06	to	15.46	18,048,434	0.54%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	960,722	16.57	to	15.99	15,746,265	3.56%	-0.45%	to	-0.70%
2013	0.00%	to	0.25%	796,673	16.64	to	16.10	13,055,210	0.54%	17.83%	to	17.54%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017			0.00%	19,184			12.07	231,546	1.53%			27.07%
2016			0.00%	19,769			9.50	187,771	1.93%			0.63%
2015			0.00%	20,759			9.44	195,933	0.25%			-3.22%
2014			0.00%	25,389			9.75	247,606	3.79%			-0.72%
2013			0.00%	27,530			9.82	270,431	0.53%			17.56%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017			0.00%	885,441			20.37	18,039,591	0.52%			24.85%
2016			0.00%	970,413			16.32	15,835,198	0.80%			13.60%
2015			0.00%	1,043,310			14.36	14,986,341	0.77%			-1.08%
2014			0.00%	1,156,523			14.52	16,793,852	0.89%			6.60%
2013			0.00%	1,264,376			13.62	17,223,307	1.05%			43.82%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017			0.00%	10,377			21.66	224,801	0.54%			18.62%
2016			0.00%	13,923			18.26	254,278	0.79%			10.11%
2015			0.00%	16,728			16.59	277,452	0.77%			-0.32%
2014			0.00%	20,963			16.64	348,823	0.40%			10.60%
2013			0.00%	63,496			15.04	955,287	1.00%			38.77%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
2015	0.00%	to	0.25%	257,344	13.87	to	21.28	3,598,068	2.63%	-1.58%	to	-1.82%
2014	0.00%	to	0.25%	294,102	14.09	to	21.68	4,162,181	2.30%	4.48%	to	4.21%
2013	0.00%	to	0.25%	261,976	13.49	to	20.80	3,541,688	1.43%	29.65%	to	29.32%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
2015	0.00%	to	0.25%	10,232,948	13.80	to	16.69	170,635,089	2.73%	-1.05%	to	-1.30%
2014	0.00%	to	0.25%	10,224,638	13.95	to	16.91	172,735,321	2.41%	4.46%	to	4.20%
2013	0.00%	to	0.10%	10,209,139	13.35	to	16.34	165,624,736	1.74%	14.72%	to	14.60%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
2015	0.00%	to	0.25%	413,648	14.02	to	18.81	5,863,151	2.92%	-1.15%	to	-1.39%
2014	0.00%	to	0.25%	502,308	14.18	to	19.08	7,154,710	2.52%	4.70%	to	4.44%
2013	0.00%	to	0.25%	505,936	13.55	to	18.27	6,867,707	1.76%	21.44%	to	21.14%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
2015	0.00%	to	0.25%	315,786	13.03	to	13.68	4,132,995	1.93%	-0.65%	to	-0.90%
2014	0.00%	to	0.25%	418,416	13.12	to	13.80	5,500,415	2.33%	3.42%	to	3.16%
2013	0.00%	to	0.25%	357,466	12.69	to	13.38	4,544,807	1.92%	5.03%	to	4.77%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
2015	0.00%	to	0.25%	490,108	13.94	to	17.74	6,859,396	2.86%	-0.98%	to	-1.22%
2014	0.00%	to	0.25%	527,052	14.07	to	17.96	7,424,847	2.58%	4.66%	to	4.40%
2013	0.00%	to	0.25%	465,232	13.45	to	17.21	6,256,218	1.68%	17.98%	to	17.68%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
2015	0.00%	to	0.25%	465,467	13.92	to	19.72	6,554,672	3.14%	-1.43%	to	-1.67%
2014	0.00%	to	0.25%	500,786	14.12	to	20.06	7,122,373	2.54%	4.66%	to	4.40%
2013	0.00%	to	0.25%	539,732	13.49	to	19.21	7,290,898	1.65%	24.35%	to	24.04%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
2015	0.00%	to	0.25%	356,776	13.60	to	15.66	4,919,377	2.82%	-0.88%	to	-1.13%
2014	0.00%	to	0.25%	274,907	13.72	to	15.84	3,837,479	2.59%	4.17%	to	3.91%
2013	0.00%	to	0.25%	234,164	13.17	to	15.25	3,134,027	2.10%	11.33%	to	11.05%
NVIT Core Bond Fund - Class I (NVCBD1)
2017			0.00%	126,280			14.97	1,890,127	3.21%			4.40%
2016			0.00%	115,114			14.34	1,650,436	3.79%			5.35%
2015			0.00%	71,807			13.61	977,281	2.55%			-0.72%
2014			0.00%	72,271			13.71	990,731	3.25%			5.06%
2013			0.00%	65,876			13.05	859,611	2.38%			-1.91%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017			0.00%	122,014			15.92	1,942,992	2.32%			3.94%
2016			0.00%	145,090			15.32	2,222,841	2.98%			3.70%
2015			0.00%	163,170			14.77	2,410,668	1.87%			-0.32%
2014			0.00%	165,785			14.82	2,457,106	2.41%			5.09%
2013			0.00%	68,382			14.10	964,406	2.14%			-1.77%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
2015	0.00%	to	0.25%	6,001,037	23.72	to	18.59	122,867,582	1.25%	0.94%	to	0.68%
2014	0.00%	to	0.25%	5,535,091	23.50	to	18.47	113,397,553	1.18%	12.15%	to	11.87%
2013	0.00%	to	0.25%	5,235,424	20.95	to	16.51	96,357,207	1.36%	31.10%	to	30.77%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
2015	0.00%	to	0.25%	2,796,778	22.03	to	18.06	55,120,112	1.66%	-0.11%	to	-0.36%
2014	0.00%	to	0.25%	3,237,960	22.06	to	18.13	63,730,810	1.84%	4.57%	to	4.31%
2013	0.00%	to	0.25%	4,678,416	21.09	to	17.38	88,111,568	1.58%	-4.06%	to	-4.29%
NVIT International Index Fund - Class II (GVIX2)
2017			0.00%	232,560			11.62	2,701,863	2.67%			24.56%
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
2015	0.00%	to	0.25%	361,122	9.26	to	9.06	3,319,649	2.05%	-1.26%	to	-1.50%
2014	0.00%	to	0.25%	368,560	9.38	to	9.20	3,430,319	2.77%	-6.12%	to	-6.36%
2013	0.00%	to	0.25%	1,031,670	9.99	to	9.82	10,179,629	3.02%	21.36%	to	21.06%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
2015	0.00%	to	0.25%	969,751	22.71	to	21.93	21,912,397	1.39%	-1.00%	to	-1.25%
2014	0.00%	to	0.25%	1,073,873	22.94	to	22.21	24,498,323	1.57%	4.99%	to	4.72%
2013	0.00%	to	0.25%	1,274,214	21.85	to	21.21	27,694,970	1.70%	27.25%	to	26.93%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017			0.00%	88,042			19.73	1,737,360	1.86%			11.13%
2016			0.00%	89,591			17.76	1,590,862	1.94%			6.30%
2015			0.00%	90,670			16.70	1,514,570	1.45%			-0.17%
2014			0.00%	117,578			16.73	1,967,463	1.72%			4.59%
2013			0.00%	109,004			16.00	1,744,025	1.76%			13.42%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017			0.00%	34,138			23.52	802,848	1.66%			14.81%
2016			0.00%	37,033			20.48	758,600	1.87%			7.74%
2015			0.00%	38,096			19.01	724,321	1.65%			-0.53%
2014			0.00%	34,838			19.11	665,918	2.15%			5.21%
2013			0.00%	16,580			18.17	301,222	1.53%			19.49%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
2015	0.00%	to	0.25%	616,603	16.83	to	16.26	10,263,238	1.78%	0.26%	to	0.01%
2014	0.00%	to	0.25%	658,975	16.79	to	16.25	10,974,987	1.88%	3.89%	to	3.63%
2013	0.00%	to	0.25%	675,196	16.16	to	15.69	10,837,100	1.63%	4.83%	to	4.57%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
2015	0.00%	to	0.25%	3,138,153	20.47	to	19.77	63,960,082	1.61%	-0.33%	to	-0.58%
2014	0.00%	to	0.25%	3,422,115	20.54	to	19.89	70,012,770	1.67%	5.18%	to	4.92%
2013	0.00%	to	0.25%	3,736,779	19.53	to	18.96	72,702,876	1.61%	16.63%	to	16.34%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
2015	0.00%	to	0.25%	3,783,159	21.95	to	21.20	82,593,425	1.49%	-0.73%	to	-0.98%
2014	0.00%	to	0.25%	3,927,295	22.11	to	21.41	86,486,411	1.74%	4.96%	to	4.69%
2013	0.00%	to	0.25%	3,786,951	21.07	to	20.45	79,655,146	1.62%	22.38%	to	22.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
2015	0.00%	to	0.25%	822,967	18.98	to	18.33	15,576,328	1.68%	-0.03%	to	-0.28%
2014	0.00%	to	0.25%	883,442	18.99	to	18.38	16,724,811	1.83%	4.74%	to	4.48%
2013	0.00%	to	0.25%	929,870	18.13	to	17.60	16,808,751	1.67%	10.49%	to	10.22%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
2015	0.00%	to	0.25%	2,307,024	47.46	to	31.79	86,562,644	1.19%	-2.53%	to	-2.78%
2014	0.00%	to	0.25%	2,088,515	48.69	to	32.69	80,705,813	1.08%	9.42%	to	9.15%
2013	0.00%	to	0.25%	2,137,602	44.50	to	29.95	75,996,983	1.15%	33.05%	to	32.72%
NVIT Money Market Fund - Class I (SAM)
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
2015	0.00%	to	0.25%	3,306,864	14.29	to	11.82	47,207,095	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	4,000,593	14.29	to	11.85	56,025,296	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	4,607,576	14.29	to	11.88	64,524,668	0.00%	0.00%	to	-0.25%
NVIT Money Market Fund - Class V (SAM5)
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%
2015	0.00%	to	0.25%	14,808,532	11.73	to	11.35	169,295,370	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	14,550,861	11.73	to	11.38	166,552,415	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	19,129,974	11.73	to	11.41	219,396,554	0.00%	0.00%	to	-0.25%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017			0.00%	1,364,483			12.00	16,373,011	1.23%			25.77%
2016			0.00%	1,476,548			9.54	14,087,207	1.44%			-2.12%
2015			0.00%	1,587,910			9.75	15,478,083	0.72%			-0.49%
2014			0.00%	1,641,194			9.80	16,076,383	1.06%			-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017			0.00%	255,790			23.29	5,956,358	2.77%			22.92%
2016			0.00%	247,269			18.94	4,684,146	3.07%			5.23%
2015			0.00%	258,691			18.00	4,657,160	1.19%			-5.12%
2014			0.00%	281,697			18.97	5,344,914	2.81%			-9.46%
2013			0.00%	32,529			20.96	681,722	2.34%			21.41%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
2015	0.00%	to	0.25%	699,376	16.59	to	16.27	11,590,235	0.47%	3.43%	to	3.18%
2014	0.00%	to	0.25%	744,288	16.04	to	15.77	11,927,494	0.49%	10.44%	to	10.16%
2013	0.00%	to	0.25%	817,723	14.52	to	14.32	11,866,467	0.75%	34.74%	to	34.40%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00%	to	0.25%	960,033	19.65	to	22.11	20,435,141	1.51%	14.54%	to	14.25%
2016	0.00%	to	0.25%	990,502	17.16	to	19.35	18,396,747	1.87%	16.35%	to	16.06%
2015	0.00%	to	0.25%	1,027,161	14.75	to	16.67	16,442,051	2.27%	-3.15%	to	-3.39%
2014	0.00%	to	0.25%	509,471	15.23	to	17.26	7,832,611	1.26%	10.52%	to	10.24%
2013	0.00%	to	0.25%	537,399	13.78	to	15.66	7,467,794	1.34%	35.44%	to	35.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
2015	0.00%	to	0.25%	2,738,949	16.07	to	15.77	43,932,455	0.00%	-0.18%	to	-0.43%
2014	0.00%	to	0.25%	2,156,480	16.10	to	15.84	34,718,009	0.00%	4.04%	to	3.78%
2013	0.00%	to	0.25%	2,367,293	15.48	to	15.26	36,643,379	0.00%	38.94%	to	38.60%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
2015	0.00%	to	0.25%	57,439	18.73	to	18.38	1,063,100	1.44%	-2.75%	to	-2.99%
2014	0.00%	to	0.25%	48,124	19.26	to	18.95	915,950	3.76%	17.15%	to	16.86%
2013	0.20%	to	0.25%	8,378	16.26	to	16.21	136,063	1.92%	35.58%	to	35.51%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017			0.00%	595,604			24.74	14,736,438	1.10%			13.84%
2016			0.00%	655,772			21.73	14,252,796	1.41%			17.59%
2015			0.00%	682,469			18.48	12,613,881	1.13%			-2.89%
2014			0.00%	798,637			19.03	15,199,545	1.43%			17.02%
2013			0.00%	801,822			16.26	13,040,702	1.19%			35.68%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
2015	0.00%	to	0.25%	624,974	27.51	to	26.38	17,035,327	0.00%	0.76%	to	0.50%
2014	0.00%	to	0.25%	552,233	27.30	to	26.25	14,983,770	0.00%	2.81%	to	2.55%
2013	0.00%	to	0.25%	578,414	26.55	to	25.60	15,276,324	0.00%	44.29%	to	43.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
2015	0.00%	to	0.25%	862,131	46.68	to	35.07	38,537,015	0.75%	-6.02%	to	-6.26%
2014	0.00%	to	0.25%	839,625	49.67	to	37.42	39,613,189	0.52%	7.02%	to	6.75%
2013	0.00%	to	0.25%	982,222	46.41	to	35.05	42,786,445	0.83%	40.40%	to	40.05%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
2015	0.00%	to	0.25%	1,156,133	41.92	to	27.81	41,158,133	0.37%	-1.63%	to	-1.88%
2014	0.00%	to	0.25%	1,262,236	42.61	to	28.34	45,885,752	0.16%	0.82%	to	0.56%
2013	0.00%	to	0.25%	1,549,110	42.27	to	28.18	54,890,033	0.13%	40.91%	to	40.55%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
2015	0.00%	to	0.25%	494,615	22.13	to	20.02	10,732,453	2.08%	-2.89%	to	-3.13%
2014	0.00%	to	0.25%	514,344	22.79	to	20.67	11,552,062	3.14%	3.88%	to	3.62%
2013	0.00%	to	0.25%	538,896	21.94	to	19.94	11,694,812	3.31%	-1.12%	to	-1.37%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
2015	0.00%	to	0.25%	1,302,410	11.71	to	11.48	14,970,825	1.59%	-0.08%	to	-0.33%
2014	0.10%	to	0.25%	2,190,544	11.64	to	11.52	25,333,573	0.90%	0.67%	to	0.52%
2013	0.00%	to	0.25%	3,094,731	11.63	to	11.46	35,644,261	1.51%	0.33%	to	0.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017			0.00%	135,228			11.94	1,614,564	1.87%			1.58%
2016			0.00%	103,139			11.75	1,212,293	1.48%			2.49%
2015			0.00%	136,028			11.47	1,560,000	1.72%			-0.34%
2014			0.00%	164,622			11.51	1,894,382	0.97%			0.49%
2013			0.00%	163,595			11.45	1,873,312	0.98%			0.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
2015			0.00%	4,934,844			25.77	127,175,154	0.63%			5.09%
2014			0.00%	5,400,878			24.52	132,440,260	0.71%			8.80%
2013			0.00%	5,982,076			22.54	134,827,822	0.79%			36.70%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017			0.00%	60,833			19.09	1,161,395	2.42%			22.72%
2016			0.00%	36,585			15.56	569,167	2.03%			1.12%
2015			0.00%	45,612			15.39	701,775	2.37%			-3.90%
2014			0.00%	28,263			16.01	452,505	3.75%			-8.15%
2013			0.00%	29,863			17.43	520,525	1.87%			20.09%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
2015	0.00%	to	0.25%	491,781	22.03	to	17.81	10,598,730	1.56%	-6.30%	to	-6.53%
2014	0.00%	to	0.25%	536,954	23.51	to	19.05	12,375,894	1.76%	9.17%	to	8.90%
2013	0.00%	to	0.25%	554,935	21.53	to	17.50	11,774,305	0.00%	35.64%	to	35.30%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
2015	0.00%	to	0.25%	1,934,105	14.91	to	29.42	32,169,726	2.62%	-5.36%	to	-5.59%
2014	0.00%	to	0.25%	2,232,004	15.75	to	31.16	39,249,857	3.00%	28.88%	to	28.56%
2013	0.00%	to	0.25%	2,274,473	12.22	to	24.24	30,746,745	1.49%	3.05%	to	2.79%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017			0.00%	9,339			15.09	140,934	2.51%			17.98%
2016			0.00%	3,202			12.79	40,958	1.68%			11.54%
2015			0.00%	2,467			11.47	28,291	2.43%			-3.00%
2014			0.00%	2,183			11.82	25,809	2.05%			3.34%
2013			0.00%	140			11.44	1,602	5.98%			14.41%	****
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017			0.00%	2,537			14.03	35,583	2.63%			14.00%
2016			0.00%	619			12.30	7,616	1.45%			8.96%
2015			0.00%	530			11.29	5,984	5.79%			-1.70%
2014			0.00%	191			11.49	2,194	1.50%			2.09%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Small Cap Index Fund Class II (NVSIX2)
2017			0.00%	55,447			17.40	964,941	0.89%			14.18%
2016			0.00%	60,309			15.24	919,207	1.37%			20.87%
2015			0.00%	23,027			12.61	290,369	1.27%			-4.88%
2014			0.00%	18,330			13.26	243,002	1.19%			4.55%
2013			0.00%	5,103			12.68	64,706	1.58%			26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017			0.00%	349,606			18.42	6,439,645	1.82%			21.53%
2016			0.00%	333,583			15.16	5,056,016	2.31%			11.66%
2015			0.00%	239,681			13.57	3,253,294	2.43%			1.16%
2014			0.00%	121,451			13.42	1,629,554	3.36%			13.36%
2013			0.00%	42,973			11.84	508,626	2.83%			18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017			0.00%	228,876			12.65	2,895,650	1.31%			0.89%
2016			0.00%	315,280			12.54	3,953,563	1.14%			1.22%
2015			0.00%	300,528			12.39	3,723,185	1.46%			0.18%
2014			0.00%	303,453			12.37	3,752,525	1.76%			0.61%
2013			0.00%	290,095			12.29	3,565,590	2.16%			0.62%
Guardian Portfolio - I Class Shares (AMGP)
2017	0.00%	to	0.25%	15,862	46.41	to	29.98	475,550	0.24%	25.41%	to	25.10%
2016	0.00%	to	0.25%	28,238	37.00	to	23.96	676,706	0.58%	8.73%	to	8.46%
2015	0.00%	to	0.25%	25,306	34.03	to	22.09	559,119	0.81%	-4.97%	to	-5.21%
2014	0.00%	to	0.25%	43,652	35.81	to	23.31	1,074,537	0.42%	9.03%	to	8.76%
2013	0.00%	to	0.25%	51,556	32.84	to	21.43	1,174,843	0.89%	38.81%	to	38.47%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
2015	0.00%	to	0.25%	105,561	39.48	to	20.47	2,161,389	0.00%	1.28%	to	1.02%
2014	0.00%	to	0.25%	133,206	38.99	to	20.26	2,873,717	0.00%	7.58%	to	7.31%
2013	0.00%	to	0.25%	147,342	36.24	to	18.88	2,936,405	0.00%	32.61%	to	32.28%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017			0.00%	88,306			12.46	1,099,883	0.00%			24.56%
2016			0.00%	102,493			10.00	1,024,861	0.00%			4.16%
2015			0.00%	108,814			9.60	1,044,595	0.00%			-4.00%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.00%	to	0.25%	10,894	31.51	to	28.38	323,069	0.50%	13.36%	to	13.08%
2016	0.00%	to	0.25%	11,692	27.80	to	25.09	313,438	0.89%	27.37%	to	27.05%
2015	0.00%	to	0.25%	10,845	21.82	to	19.75	232,327	0.77%	-11.80%	to	-12.02%
2014	0.00%	to	0.25%	50,604	24.74	to	22.45	1,173,569	0.79%	9.85%	to	9.58%
2013	0.00%	to	0.25%	49,246	22.53	to	20.49	1,043,828	0.91%	31.14%	to	30.81%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
2015	0.00%	to	0.25%	307,667	16.43	to	16.04	4,935,285	0.78%	-8.34%	to	-8.57%
2014	0.00%	to	0.25%	307,696	17.92	to	17.54	5,398,169	1.03%	13.84%	to	13.55%
2013	0.00%	to	0.25%	347,690	15.75	to	15.45	5,373,194	1.23%	37.05%	to	36.71%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017			0.00%	62,085			37.92	2,354,080	0.52%			18.43%
2016			0.00%	63,947			32.02	2,047,381	0.70%			9.86%
2015			0.00%	68,268			29.14	1,989,523	0.51%			-0.46%
2014			0.00%	85,955			29.28	2,516,640	0.35%			10.38%
2013			0.00%	113,615			26.52	3,013,621	0.70%			37.60%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017			0.00%	3,552			11.90	42,281	1.52%			10.58%
2016			0.00%	3,491			10.76	37,578	1.34%			6.02%
2015			0.00%	3,395			10.15	34,469	1.29%			-4.54%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017			0.00%	2,874			12.42	35,698	1.59%			17.45%
2016			0.00%	2,939			10.58	31,081	1.58%			5.51%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2017			0.00%	4,249			12.38	52,590	1.60%			13.83%
2016			0.00%	4,003			10.87	43,524	1.90%			6.14%
2015			0.00%	1,135			10.24	11,626	0.05%			-6.46%
2014			0.00%	10			10.95	110	0.10%			2.75%
2013			0.00%	320			10.66	3,411	0.83%			6.58%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
2015	0.00%	to	0.25%	701,016	30.62	to	17.37	12,220,538	0.09%	3.54%	to	3.28%
2014	0.00%	to	0.25%	914,523	29.57	to	16.82	15,918,333	0.46%	15.41%	to	15.12%
2013	0.00%	to	0.25%	1,162,020	25.62	to	14.61	17,494,571	0.96%	29.74%	to	29.42%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
2015	0.00%	to	0.25%	3,251,249	23.39	to	22.49	74,591,145	1.28%	3.94%	to	3.68%
2014	0.00%	to	0.25%	3,457,910	22.50	to	21.69	76,402,764	1.18%	2.29%	to	2.04%
2013	0.00%	to	0.25%	2,717,740	22.00	to	21.26	58,406,310	1.38%	27.31%	to	26.99%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
2015	0.00%	to	0.25%	567,662	11.11	to	11.04	6,271,624	1.20%	3.43%	to	3.17%
2014	0.00%	to	0.25%	290,603	10.74	to	10.70	3,110,183	1.26%	-7.22%	to	-7.45%
2013	0.00%	to	0.25%	51,327	11.58	to	11.56	593,525	0.00%	15.80%	to	15.60%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
2015	0.00%	to	0.25%	1,317,469	24.17	to	20.46	30,977,868	0.93%	3.33%	to	3.07%
2014	0.00%	to	0.25%	1,408,467	23.39	to	19.85	32,046,995	0.83%	10.70%	to	10.43%
2013	0.00%	to	0.25%	1,526,979	21.13	to	17.97	31,396,294	1.10%	31.77%	to	31.44%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
2016			0.00%	160,970			44.05	7,090,228	0.52%			18.05%
2015			0.00%	177,013			37.31	6,604,590	0.86%			-5.90%
2014			0.00%	181,616			39.65	7,201,116	0.85%			11.93%
2013			0.00%	188,218			35.42	6,667,259	0.96%			41.01%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
2015	0.00%	to	0.25%	1,117,680	26.13	to	14.11	25,440,131	0.00%	6.61%	to	6.34%
2014	0.00%	to	0.25%	1,275,602	24.51	to	13.27	26,730,869	0.00%	5.78%	to	5.52%
2013	0.00%	to	0.25%	1,422,801	23.17	to	12.57	28,081,043	0.01%	35.98%	to	35.64%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017			0.00%	1,257,556			15.14	19,042,650	2.28%			6.27%
2016			0.00%	1,230,121			14.25	17,527,847	4.88%			6.53%
2015			0.00%	1,411,021			13.38	18,872,561	5.97%			-2.26%
2014			0.00%	1,555,119			13.68	21,280,889	4.50%			2.84%
2013			0.00%	977,067			13.31	13,001,496	2.82%			-0.13%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
2015	0.00%	to	0.25%	1,268,463	16.81	to	16.33	20,816,920	3.21%	-8.99%	to	-9.21%
2014	0.00%	to	0.25%	1,513,875	18.47	to	17.99	27,369,965	5.30%	0.47%	to	0.22%
2013	0.00%	to	0.25%	1,466,038	18.39	to	17.95	26,438,388	4.71%	0.27%	to	0.02%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017			0.00%	24,328			6.49	157,984	11.82%			2.15%
2016			0.00%	26,588			6.36	169,022	1.17%			15.16%
2015			0.00%	8,994			5.52	49,651	2.61%			-25.70%
2014			0.00%	4,998			7.43	37,137	0.16%			-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
2015	0.00%	to	0.25%	160,948	12.08	to	11.85	1,934,119	1.51%	-7.08%	to	-7.31%
2014	0.00%	to	0.25%	106,364	13.00	to	12.79	1,375,723	2.13%	0.40%	to	0.15%
2013	0.00%	to	0.25%	231,139	12.95	to	12.77	2,986,586	1.83%	-6.47%	to	-6.71%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
2015	0.00%	to	0.25%	183,456	15.07	to	14.85	2,725,551	2.05%	-1.40%	to	-1.65%
2014	0.20%	to	0.25%	167,933	15.14	to	15.10	2,536,398	2.26%	23.76%	to	23.70%
2013	0.20%	to	0.25%	147,258	12.23	to	12.21	1,798,035	2.48%	-13.12%	to	-13.17%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
2015	0.00%	to	0.25%	3,359,878	15.39	to	14.88	50,361,877	3.20%	0.31%	to	0.06%
2014	0.00%	to	0.25%	4,315,631	15.34	to	14.87	64,586,899	1.13%	0.85%	to	0.60%
2013	0.00%	to	0.25%	4,244,504	15.21	to	14.79	63,117,103	1.42%	-0.13%	to	-0.38%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%
2015	0.00%	to	0.25%	3,850,039	18.40	to	17.80	68,846,366	3.66%	-2.70%	to	-2.95%
2014	0.00%	to	0.25%	5,207,734	18.91	to	18.34	96,011,944	1.42%	3.09%	to	2.83%
2013	0.00%	to	0.25%	5,409,910	18.35	to	17.83	96,923,936	1.64%	-9.22%	to	-9.44%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
2015	0.00%	to	0.25%	4,440,358	19.84	to	19.19	85,963,454	4.31%	0.44%	to	0.18%
2014	0.00%	to	0.25%	8,771,801	19.75	to	19.15	168,922,532	1.89%	4.27%	to	4.01%
2013	0.00%	to	0.25%	22,671,205	18.94	to	18.41	421,168,048	2.20%	-1.96%	to	-2.20%
Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)
2017	0.20%	to	0.25%	29,861			10.48	312,923	2.87%			4.78%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.20%	to	0.25%	1,364			10.18	13,882	4.07%			1.76%	****
Mid Cap Value - Institutional Shares (GVMCE)
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
2015	0.20%	to	0.25%	1,165,986	33.51	to	33.29	38,868,918	0.34%	-9.42%	to	-9.47%
2014	0.10%	to	0.25%	1,722,307	37.46	to	36.77	63,498,186	1.01%	13.46%	to	13.29%
2013	0.10%	to	0.25%	1,889,614	33.01	to	32.46	61,475,627	0.90%	32.76%	to	32.56%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%
2015	0.00%	to	0.25%	4,569	13.06	to	12.98	59,353	0.39%	-2.13%	to	-2.37%
2014	0.00%	to	0.25%	2,986	13.35	to	13.29	39,722	0.96%	6.93%	to	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
2015	0.00%	to	0.25%	98,136	14.66	to	14.49	1,422,670	0.00%	-5.20%	to	-5.44%
2014	0.00%	to	0.25%	82,502	15.46	to	15.32	1,264,559	0.00%	11.10%	to	10.82%
2013	0.00%	to	0.25%	44,812	13.92	to	13.83	619,638	0.00%	32.20%	to	31.87%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017			0.00%	2,321			13.53	31,406	0.37%			13.11%
2016			0.00%	1,580			11.96	18,901	0.21%			4.34%
2015			0.00%	2,301			11.47	26,382	0.07%			-5.82%
2014			0.00%	3,054			12.17	37,178	0.03%			3.95%
2013			0.00%	3,565			11.71	41,751	0.10%			13.57%
Baron Growth Opportunities Fund Service Class (BNCAI)
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%
2015	0.00%	to	0.25%	219,509	35.84	to	34.67	7,628,457	0.00%	-4.77%	to	-5.01%
2014	0.00%	to	0.25%	281,384	37.64	to	36.49	10,321,115	0.19%	4.85%	to	4.59%
2013	0.00%	to	0.25%	303,601	35.89	to	34.89	10,646,512	0.43%	40.06%	to	39.71%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
2015	0.00%	to	0.25%	154,355	26.22	to	25.36	3,941,198	4.78%	-3.94%	to	-4.18%
2014	0.00%	to	0.25%	204,952	27.30	to	26.47	5,470,578	4.72%	0.08%	to	-0.17%
2013	0.00%	to	0.25%	238,255	27.27	to	26.51	6,364,135	5.22%	12.05%	to	11.77%
VT Equity Income Fund: Class IB (PVEIB)
2017			0.00%	87,969			11.36	999,528	0.00%			13.62%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017			0.00%	110,820			13.28	1,471,597	0.10%			30.90%
2016			0.00%	114,741			10.14	1,163,974	0.00%			1.44%	****
VT International Equity Fund: Class IB (PVTIGB)
2017			0.00%	39,804			26.54	1,056,240	2.24%			26.58%
2016			0.00%	39,642			20.96	831,053	3.39%			-2.45%
2015			0.00%	45,227			21.49	971,980	1.16%			0.14%
2014			0.00%	51,810			21.46	1,111,894	0.87%			-6.78%
2013			0.00%	49,608			23.02	1,142,034	1.43%			28.07%
VT Small Cap Value Fund: Class IB (PVTSCB)
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
2015	0.00%	to	0.25%	61,145	13.87	to	13.58	832,325	0.82%	-4.24%	to	-4.48%
2014	0.00%	to	0.25%	51,730	14.48	to	14.22	736,687	0.32%	3.43%	to	3.18%
2013	0.20%	to	0.25%	720	13.83	to	13.78	9,931	0.78%	39.33%	to	39.26%
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
2015	0.00%	to	0.25%	261,835	27.17	to	26.28	6,917,448	0.00%	-12.46%	to	-12.68%
2014	0.00%	to	0.25%	372,394	31.04	to	30.09	11,279,156	0.00%	-3.58%	to	-3.82%
2013	0.00%	to	0.25%	803,412	32.19	to	31.29	25,228,360	0.41%	20.99%	to	20.68%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017			0.00%	20,603			10.99	226,485	0.00%			3.67%
2016			0.00%	50,046			10.60	530,647	0.11%			-0.48%
2015			0.00%	32,120			10.65	342,230	0.72%			1.85%
2014			0.00%	75,501			10.46	789,841	0.00%			4.66%
2013			0.00%	16,822			10.00	168,146	0.00%			-0.04%	****
Equity Income Portfolio - II (TREI2)
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
2015	0.00%	to	0.25%	2,107,227	25.14	to	24.32	51,431,936	1.54%	-7.11%	to	-7.34%
2014	0.00%	to	0.25%	2,807,870	27.07	to	26.24	73,939,912	1.51%	7.10%	to	6.84%
2013	0.00%	to	0.25%	2,898,250	25.27	to	24.57	71,406,961	1.33%	29.41%	to	29.08%
Health Sciences Portfolio - II (TRHS2)
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%
2015	0.00%	to	0.25%	999,696	34.66	to	33.97	34,363,964	0.00%	12.47%	to	12.19%
2014	0.00%	to	0.25%	1,018,380	30.82	to	30.28	31,136,224	0.00%	31.22%	to	30.90%
2013	0.00%	to	0.25%	898,513	23.48	to	23.13	20,956,747	0.00%	50.51%	to	50.14%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Limited-Term Bond Portfolio (TRLT1)
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
2015	0.00%	to	0.25%	2,318,939	10.49	to	10.35	24,014,768	1.15%	0.30%	to	0.05%
2014	0.00%	to	0.25%	1,654,482	10.45	to	10.35	17,125,379	1.25%	0.64%	to	0.39%
2013	0.00%	to	0.25%	1,416,096	10.39	to	10.31	14,598,839	1.44%	0.13%	to	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
2015	0.20%	to	0.25%	442,133	47.43	to	47.12	20,838,600	0.00%	6.06%	to	6.01%
2014	0.10%	to	0.25%	770,625	45.28	to	44.45	34,378,988	0.00%	12.71%	to	12.54%
2013	0.10%	to	0.25%	767,584	40.17	to	39.50	30,393,507	0.00%	36.26%	to	36.06%
New America Growth Portfolio (TRNAG1)
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
2015	0.00%	to	0.25%	1,528,987	28.02	to	27.22	41,821,955	0.00%	8.60%	to	8.33%
2014	0.00%	to	0.25%	1,705,856	25.80	to	25.13	43,114,539	0.00%	9.33%	to	9.06%
2013	0.00%	to	0.25%	1,851,100	23.60	to	23.04	42,869,299	0.00%	38.01%	to	37.66%
Personal Strategy Balanced Portfolio (TRPSB1)
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
2015	0.00%	to	0.25%	231,861	16.34	to	15.97	3,704,524	1.73%	-0.05%	to	-0.30%
2014	0.00%	to	0.25%	255,954	16.34	to	16.02	4,113,269	1.68%	5.20%	to	4.94%
2013	0.00%	to	0.25%	250,814	15.54	to	15.26	3,840,044	1.53%	17.93%	to	17.63%
Blue Chip Growth Portfolio (TRBCGP)
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
2015	0.00%	to	0.25%	2,425,545	17.37	to	17.23	41,876,661	0.00%	11.05%	to	10.77%
2014	0.00%	to	0.25%	1,776,681	15.64	to	15.56	27,676,375	0.00%	9.17%	to	8.89%
2013	0.00%	to	0.25%	578,648	14.33	to	14.29	8,267,392	0.08%	41.15%	to	40.80%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
2015	0.00%	to	0.25%	238,851	31.68	to	38.79	8,091,073	0.58%	-13.99%	to	-14.21%
2014	0.00%	to	0.25%	336,325	36.83	to	45.22	14,009,036	0.51%	-0.41%	to	-0.66%
2013	0.00%	to	0.25%	354,185	36.98	to	45.52	14,745,182	1.64%	12.02%	to	11.74%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
2015	0.00%	to	0.25%	891,836	22.54	to	26.12	22,688,388	0.03%	-33.45%	to	-33.61%
2014	0.00%	to	0.25%	809,893	33.87	to	39.34	31,040,065	0.10%	-19.10%	to	-19.30%
2013	0.00%	to	0.25%	877,892	41.86	to	48.75	42,783,280	0.72%	10.53%	to	10.26%
Variable Insurance Fund - Balanced Portfolio (VVB)
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
2015	0.20%	to	0.25%	489,833	16.06	to	16.00	7,865,315	2.42%	-0.11%	to	-0.16%
2014	0.20%	to	0.25%	442,815	16.08	to	16.03	7,118,439	2.09%	9.62%	to	9.57%
2013	0.20%	to	0.25%	418,598	14.67	to	14.63	6,138,829	2.15%	19.64%	to	19.59%
Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
2015	0.20%	to	0.25%	1,016,660	9.93	to	9.92	10,091,991	0.00%	-0.73%	to	-0.76%	****
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
2015	0.20%	to	0.25%	942,963	14.85	to	14.80	14,000,476	2.55%	-2.65%	to	-2.70%
2014	0.20%	to	0.25%	1,075,270	15.26	to	15.21	16,400,241	2.20%	9.61%	to	9.56%
2013	0.20%	to	0.25%	1,192,808	13.92	to	13.88	16,598,693	2.14%	29.14%	to	29.07%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Fund - International Portfolio (VVI)
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
2015	0.20%	to	0.25%	867,678	10.76	to	10.72	9,330,551	0.88%	-0.97%	to	-1.02%
2014	0.20%	to	0.25%	395,718	10.86	to	10.83	4,297,083	1.47%	-6.24%	to	-6.29%
2013	0.20%	to	0.25%	468,254	11.59	to	11.55	5,423,630	1.38%	23.01%	to	22.95%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
2015	0.20%	to	0.25%	1,540,845	17.53	to	17.46	26,993,273	0.79%	-1.63%	to	-1.68%
2014	0.20%	to	0.25%	923,730	17.82	to	17.76	16,451,648	0.93%	13.37%	to	13.31%
2013	0.20%	to	0.25%	1,014,767	15.72	to	15.67	15,943,070	0.97%	34.66%	to	34.59%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
2015	0.20%	to	0.25%	477,496	17.80	to	17.75	8,495,138	1.86%	2.02%	to	1.97%
2014	0.20%	to	0.25%	554,659	17.44	to	17.41	9,673,146	2.98%	29.85%	to	29.78%
2013	0.20%	to	0.25%	519,163	13.43	to	13.41	6,973,233	1.23%	2.13%	to	2.08%
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
2015	0.20%	to	0.25%	439,398	12.55	to	12.50	5,513,186	1.68%	0.92%	to	0.87%
2014	0.20%	to	0.25%	406,789	12.44	to	12.40	5,057,636	1.51%	1.55%	to	1.50%
2013	0.20%	to	0.25%	384,564	12.25	to	12.21	4,708,426	2.05%	0.87%	to	0.82%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
2015	0.20%	to	0.25%	240,856	16.70	to	16.67	4,021,049	0.37%	-2.95%	to	-2.99%
2014	0.20%	to	0.25%	241,303	17.21	to	17.18	4,151,048	0.29%	3.17%	to	3.12%
2013	0.20%	to	0.25%	268,075	16.68	to	16.66	4,470,014	0.00%	46.25%	to	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
2015	0.20%	to	0.25%	1,792,381	11.46	to	11.43	20,534,955	1.88%	0.13%	to	0.08%
2014	0.20%	to	0.25%	1,395,545	11.45	to	11.42	15,968,097	2.04%	5.68%	to	5.63%
2013	0.20%	to	0.25%	754,096	10.83	to	10.81	8,165,242	2.50%	-2.48%	to	-2.53%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
2015	0.00%	to	0.25%	1,052,576	13.72	to	13.44	14,359,260	0.33%	-8.35%	to	-8.57%
2014	0.00%	to	0.25%	996,762	14.97	to	14.70	14,876,200	0.49%	-5.26%	to	-5.50%
2013	0.00%	to	0.25%	1,017,541	15.81	to	15.56	16,046,069	1.28%	25.13%	to	24.82%
Variable Insurance Portfolios - Growth (WRGP)
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
2015	0.00%	to	0.25%	726,824	26.62	to	25.92	19,112,081	0.07%	7.17%	to	6.90%
2014	0.00%	to	0.25%	139,568	24.84	to	24.24	3,418,418	0.46%	11.81%	to	11.53%
2013	0.00%	to	0.25%	157,563	22.21	to	21.74	3,445,317	0.38%	36.46%	to	36.12%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
2015	0.00%	to	0.25%	3,168,839	11.49	to	11.38	36,199,055	6.24%	-6.50%	to	-6.74%
2014	0.00%	to	0.25%	3,581,446	12.28	to	12.20	43,822,048	5.21%	1.90%	to	1.65%
2013	0.00%	to	0.25%	1,882,396	12.06	to	12.01	22,619,242	4.84%	10.50%	to	10.22%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
2015	0.00%	to	0.25%	497,206	13.41	to	13.29	6,616,270	0.00%	-5.78%	to	-6.01%
2014	0.00%	to	0.25%	343,498	14.24	to	14.14	4,862,274	0.00%	7.87%	to	7.60%
2013	0.00%	to	0.25%	142,575	13.20	to	13.14	1,876,397	0.00%	29.94%	to	29.61%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
2015	0.00%	to	0.25%	323,475	21.77	to	21.20	6,956,811	1.17%	4.78%	to	4.52%
2014	0.00%	to	0.25%	387,600	20.78	to	20.28	8,001,317	0.90%	30.17%	to	29.84%
2013	0.00%	to	0.25%	263,504	15.96	to	15.62	4,179,060	1.00%	1.13%	to	0.88%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
2015	0.00%	to	0.25%	740,554	20.58	to	20.16	15,064,146	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	811,657	21.19	to	20.81	17,025,165	0.00%	2.91%	to	2.65%
2013	0.00%	to	0.25%	800,093	20.59	to	20.27	16,320,668	0.00%	56.38%	to	55.99%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
2015	0.00%	to	0.25%	938,219	17.50	to	17.15	16,264,113	0.00%	-1.46%	to	-1.71%
2014	0.00%	to	0.25%	867,277	17.76	to	17.44	15,266,230	0.00%	0.36%	to	0.10%
2013	0.00%	to	0.25%	850,849	17.70	to	17.43	14,938,000	0.01%	43.80%	to	43.44%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
2015	0.00%	to	0.25%	234,040	24.33	to	23.40	5,486,988	0.13%	-3.08%	to	-3.33%
2014	0.00%	to	0.25%	379,694	25.10	to	24.20	9,224,502	0.06%	10.42%	to	10.15%
2013	0.00%	to	0.25%	451,113	22.73	to	21.97	9,949,773	0.20%	30.68%	to	30.35%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%
2015	0.00%	to	0.25%	390,465	16.07	to	15.74	6,201,275	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	389,785	16.55	to	16.25	6,377,957	0.00%	-1.88%	to	-2.12%
2013	0.00%	to	0.25%	431,204	16.86	to	16.60	7,209,362	0.00%	50.23%	to	49.85%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013			0.00%	967,069			20.71	20,025,316	1.37%			27.34%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013			0.00%	201,488			19.12	3,852,366	2.07%			-0.97%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016			0.00%	36,456			26.14	953,117	1.74%			15.02%
2015			0.00%	41,318			22.73	939,191	1.81%			-7.53%
2014			0.00%	44,044			24.58	1,082,646	1.18%			10.73%
2013			0.00%	44,765			22.20	993,714	1.71%			35.68%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013			0.00%	395,070			18.24	7,204,705	2.46%			22.98%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013			0.00%	535,931			20.70	11,094,041	4.83%			1.64%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	to	0.25%	11,383	25.56	to	25.12	288,064	0.08%	30.92%	to	30.72%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015			0.00%	53,180			25.36	1,348,563	1.14%			-6.11%
2014			0.00%	59,171			27.01	1,598,169	0.74%			9.72%
2013			0.00%	80,179			24.62	1,973,714	0.75%			43.72%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (obsolete) (PIVEMI)
2016	0.00%	to	0.25%	65,304	5.86	to	5.72	379,312	0.51%	6.31%	to	6.05%
2015	0.00%	to	0.25%	120,357	5.51	to	5.40	660,266	3.57%	-15.36%	to	-15.57%
2014	0.00%	to	0.25%	127,281	6.51	to	6.39	824,010	0.61%	-12.56%	to	-12.77%
2013	0.00%	to	0.25%	198,081	7.45	to	7.33	1,462,804	1.13%	-1.97%	to	-2.21%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014			0.00%	129,370			26.83	3,471,220	0.52%			11.45%
2013			0.00%	156,129			24.07	3,758,750	0.64%			30.29%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.00%	588,722			18.20	10,716,292	6.72%			6.94%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014			0.00%	262,020			15.40	4,035,140	5.61%			0.99%
2013			0.00%	272,620			15.25	4,157,098	5.27%			5.92%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.00%	452,954			19.48	8,824,216	1.14%			0.75%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.00%	430,241			9.96	4,283,590	0.51%			17.81%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.00%	to	0.25%	288,102	10.01	to	9.82	2,832,586	1.20%	-7.09%	to	-7.32%
2013	0.00%	to	0.25%	423,329	10.78	to	10.60	4,491,538	1.76%	18.66%	to	18.37%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.00%	677,999			16.56	11,224,415	1.22%			-8.18%
2013			0.00%	711,787			18.03	12,833,053	1.29%			30.30%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013			0.00%	145,428			11.84	1,722,073	3.07%			21.27%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.00%	1,431,105			12.17	17,411,691	1.26%			21.34%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.00%	437,468			12.78	5,588,742	2.28%			21.42%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	to	0.25%	1,029,042	16.53	to	15.63	16,659,543	0.35%	4.67%	to	4.41%
2014	0.00%	to	0.25%	1,099,344	15.79	to	14.97	17,014,563	0.35%	11.33%	to	11.05%
2013	0.00%	to	0.25%	1,193,249	14.18	to	13.48	16,588,174	0.68%	29.74%	to	29.42%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	to	0.25%	90,579	18.87	to	18.47	1,683,610	0.00%	30.17%	to	29.85%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.10%	76,374	22.15	to	21.88	1,685,063	0.00%	3.47%	to	3.37%
2013	0.00%	to	0.25%	145,700	21.40	to	20.81	3,077,339	0.00%	45.83%	to	45.47%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.10%	to	0.25%	125,039	32.67	to	32.12	4,036,164	0.06%	43.16%	to	42.94%

2017	Contract Owners’ Equity:								$5,289,979,775
2016	Contract Owners’ Equity:								$4,733,099,813
2015	Contract Owners’ Equity:								$4,526,981,672
2014	Contract Owners’ Equity:								$4,739,882,176
2013	Contract Owners’ Equity:								$4,637,188,888
*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.